ANNUAL REPORT AS OF
SEPTEMBER 30, 1998


SEI INSTITUTIONAL
MANAGED TRUST



--------------------------
Large Cap Value
--------------------------
Large Cap Growth
--------------------------
Tax Managed Large Cap
--------------------------
Small Cap Value
--------------------------
Small Cap Growth
--------------------------
Mid-Cap
--------------------------
Capital Appreciation
--------------------------
Equity Income
--------------------------
Balanced
--------------------------
Core Fixed Income
--------------------------
High Yield Bond
--------------------------

[SEI Logo Omitted]
The art of people.
The science of results.

TABLE OF CONTENTS
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MANAGEMENT'S DISCUSSION AND ANALYSIS OF
    FUND PERFORMANCE......................................    1
REPORT OF INDEPENDENT ACCOUNTANTS.........................   17
SCHEDULES OF INVESTMENTS/
   STATEMENTS OF NET ASSETS...............................   18
STATEMENTS OF ASSETS AND LIABILITIES......................   67
STATEMENTS OF OPERATIONS..................................   68
STATEMENTS OF CHANGES IN NET ASSETS.......................   70
FINANCIAL HIGHLIGHTS......................................   72
NOTES TO FINANCIAL STATEMENTS.............................   75

MANAGEMENT'S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE
--------------------------------------------------------------------------------
SEI INSTITUTIONAL MANAGED TRUST -- SEPTEMBER 30, 1998

                              LARGE CAP VALUE FUND
                                 ADVISER--SEI INVESTMENTS MANAGEMENT CORPORATION
                                  SUB-ADVISERS--MELLON EQUITY ASSOCIATES, L.L.P.
                                                LSV ASSET MANAGEMENT, L.P.
                                                SANFORD C. BERNSTEIN & CO., INC.

OBJECTIVE
      The Large Cap Value Fund (the "Fund" seeks to provide long-term growth of capital and income by investing in the equity securities of large companies. The Fund invests primarily in a diversified portfolio of high quality, income producing common stocks, which in the advisers' opinion, are undervalued in the marketplace at the time of purchase.

STRATEGY
      With respect to this Fund, SEI Investments Management Corporation employs a multi-manager structure to gain exposure to the entire large cap value sector, adding value through stock selection while minimizing risk in the form of capitalization, valuation and economic sector exposures. Assets of the Fund are strategically allocated among its three sub-advisers, each of whom has responsibility for stock selection for its respective assets under management.
      Through various investment approaches, each sub-adviser contributes a unique expertise or substyle to the Fund. LSV Asset Management, L.P. invests in companies trading at deep discounts to their intrinsic value. Mellon Equity Associates, L.L.P. invests primarily in large cap value stocks that are representative of the market. Sanford C. Bernstein & Co., Inc. incorporates intensive fundamental research to invest in undervalued stocks where there is a relationship between the current price, its future earnings power and dividend producing capability.
      Each of the aforementioned substyles assumes a different importance in determining overall style risk, and must therefore be weighted accordingly.

ANALYSIS
      The Fund posted an -1.40% return for the fiscal year ended September 30, 1998 as a result of broad weakness in value companies coupled with weakness in security selection within the financial service sector.
      Global economic weakness weighed heavily on financial services companies as well as cyclical and commodity sectors.
Asian, Latin American and Russian economies were expected to be the leading regions for global economic growth but instead their economies screeched to a halt or in some cases into recession. This led financial services companies such as the money center banks and large brokerage firms as well as commodity industries such as oil, steel, chemicals, energy and transportation sharply lower. Collectively, these industries account for a substantial portion of the large cap value sector. The bright spots of the large cap value sector include telephones, healthcare, technology and autos companies.
      The Fund's relative performance is driven primarily from security selection as it is diversified amongst industries and style and therefore its relative exposures to these areas are minimal. Security selection was weak during the year primarily in the financial services sector as investments in this sector were dominated by the large money center banks such as Chase Manhattan, Bankers Trust, Republic NY and BankAmerica and large brokerage firms such as Bear Stearns and Lehman Brothers, each which were off significantly because of their exposure to the uncertain emerging market regions. However, individual security selection contributed to relative performance in technology, tobacco and oil sectors.

MANAGEMENT'S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE
--------------------------------------------------------------------------------
SEI INSTITUTIONAL MANAGED TRUST -- SEPTEMBER 30, 1998

      HighMark Capital Management, Inc. (formerly Pacific Alliance Capital Management) was replaced by Sanford C. Bernstein & Co., Inc. in the Fund in an effort to improve performance and the overall risk profile of the fund. As a result, the weightings to the substyle managers was modified with the core manager remaining at 50% of the strategy while 30% is allocated to the relative value substyle and 20% is allocated to the contrarian substyle.


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                                 LARGE CAP VALUE
--------------------------------------------------------------------------------
                          AVERAGE ANNUAL TOTAL RETURN1
--------------------------------------------------------------------------------
                 One Year     Annualized         Annualized
                  Return    3 Year Return     Inception to Date
--------------------------------------------------------------------------------
                  -1.40%        18.91%             20.97%
--------------------------------------------------------------------------------

COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE LARGE CAP VALUE FUND, VERSUS THE RUSSELL 1000 VALUE INDEX, THE S&P 500 COMPOSITE INDEX, AND THE S&P 500/BARRA VALUE INDEX

[Line Graph Omitted]
Plot Points are as follows:


Russell 1000 Value Index
S&P 500 Composite Index
S&P 500/BARRA Value Index
          SIMT Large Cap  Russell 1000       S&P 500             S&P 500/
            Value Fund    Value Index    Composite Index    BARRA Value Index
10/31/94      10,000         10,000           10,000              10,000
9/95          12,422         12,593           12,685              12,498
9/96          14,699         14,854           15,263              14,829
9/97          21,184         21,140           21,434              20,643
9/98          20,888         21,901           23,375              20,604

1 FOR THE PERIOD ENDED 9/30/98. PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE
  PERFORMANCE. THE PERFORMANCE INDICATED ABOVE BEGINS ON OCTOBER 3, 1994 AT WHICH TIME MELLON EQUITY ASSOCIATES ACTED AS INVESTMENT ADVISER TO THE FUND. PREVIOUS PERIODS DURING WHICH THE FUND WAS ADVISED BY ANOTHER INVESTMENT ADVISER ARE NOT SHOWN.


                              LARGE CAP GROWTH FUND
                                 ADVISER--SEI INVESTMENTS MANAGEMENT CORPORATION SUB-ADVISERS--ALLIANCE CAPITAL MANAGEMENT, L.P.
                                              PROVIDENT INVESTMENT COUNSEL, INC.
                                              TRUST COMPANY OF THE WEST
OBJECTIVE
      The investment objective of the Large Cap Growth Fund (the "Fund") is capital appreciation by investing in the equity securities of large companies. The Fund invests in the securities of issuers believed to possess significant growth potential.

STRATEGY
      With respect to this Fund, SEI Investments Management Corporation employs a multi-manager structure to gain exposure to the entire large cap growth sector, adding value through stock selection while minimizing risk in the form of capitalization, valuation and economic sector exposures. Assets of the Fund are strategically allocated among its sub-advisers, each of which has responsibility for stock selection for its respective assets under management.
      Through various investment approaches, each sub-adviser contributes a unique expertise or sub-style to the Fund. Alliance Capital Management, L.P. invests in large cap growth stocks that are representative of the market. Trust Company of the West invests bottom-up primarily in large-cap growth stocks while assessing the operating prospects of each prospective holding. Provident Investment Counsel, Inc. invests primarily in mid-cap and large-cap stocks which are expected to demonstrate very high long term earnings growth. Each of the aforementioned sub-styles assumes a different importance in determining overall style risk, and must therefore be weighted accordingly.

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ANALYSIS
      The Fund posted an 8.35% return for the fiscal year ended September 30, 1998 as this sector of the market dominated the performance of the broad market resulting from concerns over the strength of the global economy and domestic corporate earnings growth.
      In a flight to quality and more predictable corporate earnings growth, investors flocked to invest in the industries which dominate the large cap growth sector of the market such as technology, healthcare, tobacco and producer goods companies. This area of the market significantly exceeded the performance of smaller companies and the value sector of the market. However, performance of the individual industries within the large cap growth sector varied significantly with those mentioned above demonstrating double-digit returns while travel & recreation, aerospace, apparel and electronics showed double digit losses.
      The Fund's return relative to the market is dominated by the individual securities selected and to a lessor extent its industry exposures and style. Security selection was strong in technology companies but not enough to make up for the weakness in financial services and healthcare companies. The financial services sector holdings were heavily weighted in the poorly performing money center banks and major brokerage firms which were hit especially hard by the severe weakness in the emerging Asian, Latin American and Russian economies.
      Security selection will continue to drive the relative performance of the Fund while corporate earnings growth and health of the domestic and global economies will drive absolute performance. In the continued effort to improve performance, American Express Asset Management was replaced by Trust Company of the West. Trust Company of the West manages a more concentrated portfolio with fewer holdings and emphasizes performance due to individual securities selected for investment. Their addition has reduced the number of names in the Fund to approximately 80 from an earlier high of over 130 names. The Fund is concentrated in names which are expected to outperform the market and are expected to further enhance returns.


--------------------------------------------------------------------------------
                                LARGE CAP GROWTH
--------------------------------------------------------------------------------
                          AVERAGE ANNUAL TOTAL RETURN1
--------------------------------------------------------------------------------
                 One Year      Annualized        Annualized
                  Return     3 Year Return    Inception to Date
--------------------------------------------------------------------------------
                   8.35%         23.55%            26.38%
--------------------------------------------------------------------------------

COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE LARGE CAP GROWTH FUND, VERSUS THE FRANK RUSSELL 1000 GROWTH INDEX, AND THE S&P 500/BARRA GROWTH INDEX

[Line Graph Omitted]
Plot Points are as follows:

          SIMT Large Cap  Frank Russell 1000    S&P 500/
           Growth Fund    Growth Index     BARRA Growth Index
12/31/94      10,000         10,000             10,000
9/95          12,751         13,123             13,079
9/96          15,377         15,931             15,964
9/97          22,196         21,714             22,586
9/98          24,049         24,124             26,690

1 FOR THE PERIOD ENDED 9/30/98. PAST PERFORMANCE OF THE FUND IS NOT PREDICTIVE
  OF FUTURE PERFORMANCE. SHARES OF THE FUND WERE OFFERED BEGINNING 12/20/94.

MANAGEMENT'S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE
--------------------------------------------------------------------------------
SEI INSTITUTIONAL MANAGED TRUST -- SEPTEMBER 30, 1998

                               TAX MANAGED LARGE
                                    CAP FUND
                                 ADVISER--SEI INVESTMENTS MANAGEMENT CORPORATION
                                  SUB-ADVISER--ALLIANCE CAPITAL MANAGEMENT, L.P.
                                               MELLON EQUITY ASSOCIATES, L.L.P.
                                               SANFORD C. BERNSTEIN & CO., INC.

OBJECTIVE
      The investment objective of the Tax Managed Large Cap Fund (the "Fund") is capital appreciation by investing in the equity securities of large companies. The Fund attempts to maximize after-tax returns to investors through lower turnover and tax management techniques.

STRATEGY
      With respect to this Fund, SEI Financial Management Corporation employs a multi-manager structure to gain exposure to the entire U.S. large cap market, adding value through stock selection in a tax-aware framework while minimizing risk in the form of capitalization, valuation and economic sector exposures. Assets of the Fund are strategically allocated among its sub-advisers, each of which has responsibility for stock selection for its respective assets under management.
      Through various investment approaches, each sub-adviser contributes a unique expertise to the Fund. Alliance Capital Management, L.P. invests in the large cap growth area of the market employing tax-aware trading techniques. Sanford C. Bernstein & Co., Inc. invests in the large-cap value area of the market utilizing a sophisticated tax-aware optimizer to manage after-tax return and risk exposures. Mellon Equity Associates, L.L.P. invests in both value and growth large-cap stocks through a quantitative process and aggressively harvests tax-losses in the Fund. Each of the aforementioned managers is weighted to minimize uncompensated style and industry risks relative to a broad-based large cap benchmark.

ANALYSIS
      The Fund commenced operations in March of 1998. During the period ended September 30, 1998 the Fund posted a -3.820% return in a difficult environment for global stocks. Performance was driven by the overall poor performance of the market as well as the sector and group weightings in the Fund. Specific stock selection decisions within sectors and risk control measures helped to mitigate the losses.
      After a strong start to 1998, U.S. stocks gave ground in the third quarter as the combination of weak market fundamentals, deteriorating economic conditions in both developed and emerging markets and growing political uncertainty at home sent the averages tumbling off the highs set in mid July. From a sector perspective the worst performers were in the finance area as many banks and brokerages announced trading and hedge fund losses related to the financial meltdown in Asia, Russia and Latin America. The other laggards were primarily stocks with strong earnings ties to emerging economies including the apparel, energy and commodity areas. Among the better performing groups were the business machines and services areas, which benefited from continued strength in corporate investment in the U.S. and Europe. In addition, more traditional defensive groups such as utilities, liquor and tobacco also posted positive returns.
      While the broad market declined over the period ended September 30, 1998, larger com-

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panies continued to perform better than small cap companies in the downturn.
Careful risk control helped to mitigate losses over the period as the Fund avoided the smaller companies which fell more sharply. In addition, specific stock selection decisions by the sub-advisors in the business machines, insurance, retail and commodities areas also helped to limit the losses. From a tax management perspective, the Fund exploited the volatile market environment by aggressively harvesting losses in the Fund.
      The current Fund is well positioned to exploit an economic environment of slower economic growth and lower interest rates as the broad diversification and careful risk control should help to moderate market volatility. The Fund continues to target a style neutral position to the Russell 1000 Index which controls unnecessary risk and puts the focus on stock selection from the specialist sub-advisers who evaluate all fund transactions in a tax-sensitive manner.


--------------------------------------------------------------------------------
                              TAX MANAGED LARGE CAP
--------------------------------------------------------------------------------
                          AVERAGE ANNUAL TOTAL RETURN1
--------------------------------------------------------------------------------
                       Annualized             Cumulative
                    Inception to Date      Inception to Date
--------------------------------------------------------------------------------
                         -6.58%                 -3.82%
--------------------------------------------------------------------------------

COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN
THE TAX-MANAGED LARGE CAP FUND, VERSUS THE FRANK RUSSELL
1000 INDEX

[Line Graph Omitted]
Plot Points are as follows:

SIMT TAX-MANAGED LARGE CAP FUND
FRANK RUSSELL 1000 INDEX

      3/98        10,000    10,000
      9/98         9,151     9,193

1 FOR THE PERIOD ENDED 9/30/98. PAST PERFORMANCE OF THE FUND IS NOT PREDICTIVE
  OF FUTURE PERFORMANCE. SHARES OF THE FUND WERE OFFERED BEGINNING 3/4/98.

                              SMALL CAP VALUE FUND
                                 ADVISER--SEI INVESTMENTS MANAGEMENT CORPORATION SUB-ADVISERS--1838 INVESTMENT ADVISORS, L.P.
                                          BOSTON PARTNERS ASSET MANAGEMENT, L.P.
                                          LSV ASSET MANAGEMENT, L.P.
                                          MELLON EQUITY ASSOCIATES, L.L.P.

OBJECTIVE
      The Small Cap Value Fund (the "Fund") seeks to provide capital appreciation by investing in equity securities of smaller companies. The Fund invests in the stocks of companies whose prices appear low relative to certain fundamental characteristics such as earnings, book value or return on equity.

STRATEGY
      With respect to this Fund, SEI Investments Management Corporation employs a multi-manager structure to gain exposure to the entire small cap value sector, adding value through stock selection while minimizing risk in the form of capitalization, valuation and economic sector exposures. The Fund is jointly sub-advised by four investment managers. Assets of the Fund are strategically allocated among its four sub-advisers, each of which has a responsibility for stock selection for its respective assets under management.
      Through various investment approaches, each sub-advisor contributes a particular expertise or sub-style to the Fund. Using a bottom-up process, 1838 Investment Advisors, L.P. invests in stocks with low price-to-earnings ratios with strong balance sheets. Boston Partners Asset Management, L.P. combines quantitative and fundamental approaches to identify a company's fundamental worth. LSV Asset Management, L.P. invests in companies trading at deep discounts to their intrinsic value that have exhibited some catalyst to turn around performance. Mellon Equity Associates,

MANAGEMENT'S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE
--------------------------------------------------------------------------------
SEI INSTITUTIONAL MANAGED TRUST -- SEPTEMBER 30, 1998

L.L.P. adheres to a tightly risk-controlled philosophy that focuses on stock selection while maintaining portfolio characteristics very close to that of the Russell 2000 Value Index. Each of the aforementioned sub-styles assumes a different importance in determining overall style risk and must therefore be weighted accordingly.

ANALYSIS
      The Fund posted a -13.68% return for the fiscal year ended September 30, 1998. There were some changes in the Fund over the fiscal year as Mellon Equity Associates, L.L.P. was added in September of 1998. This addition brought Fund characteristics more in line with the Russell 2000 Value Index.
      Small cap value stocks fared far better than small cap growth stocks for the year, primarily due to their heightened sensitivity to interest rates. Declining interest rates benefited the financials, on a relative basis, to which the value component is much more heavily exposed. Utilities posted the best relative performance followed closely by banks and insurance companies. Oil related stocks and business machine stocks turned in the worst relative results in the face of declining worldwide demand and weak pricing environments.
      The Fund benefited from its overweight to the retail sector during the fiscal year, but was negatively impacted by its overweight to business machines as well as its underweight to utilities. Stock selection was strong in business machines and air transportation, with both adding substantially to performance. Stock selection in producer goods and drugs & medicine detracted from the year's results.
      The Fund continues to be positioned to capture the opportunities in the small cap value area of the market under a variety of market conditions. To this end, the Fund targets a style neutral position relative to the Russell 2000 Value Index to control unnecessary risks and put the focus on stock selection from the specialist sub-advisors.


--------------------------------------------------------------------------------
                                 SMALL CAP VALUE
--------------------------------------------------------------------------------
                          AVERAGE ANNUAL TOTAL RETURN1
--------------------------------------------------------------------------------
                  One Year      Annualized          Annualized
                   Return      3 Year Return     Inception to Date
--------------------------------------------------------------------------------
                  -13.68%         12.09%              15.45%
--------------------------------------------------------------------------------

COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE SMALL CAP VALUE FUND, VERSUS THE FRANK RUSSELL 2000 VALUE INDEX

[Line Graph Omitted]
Plot Points are as follows:



             SIMT SMALL CAP VALUE FUND        RUSSELL 2000 VALUE INDEX

12/31/94               10,000                          10,000
9/95                   11,889                          12,219
9/96                   13,180                          13,866
9/97                   19,396                          19,780
9/98                   16,742                          17,250


1 FOR THE PERIOD ENDED 9/30/98. PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE
  PERFORMANCE. SHARES OF THE FUND WERE OFFERED BEGINNING 12/20/94.

                         SMALL CAP GROWTH FUND
                            ADVISER--SEI INVESTMENTS MANAGEMENT CORPORATION SUB-ADVISERS--FURMAN SELZ CAPITAL MANAGEMENT, L.L.C.
                                     NICHOLAS-APPLEGATE CAPITAL MANAGEMENT, INC.
                                     ROBERTSON STEPHENS INVESTMENT MANAGEMENT
                                     WALL STREET ASSOCIATES

OBJECTIVE
      The Small Cap Growth Fund (the "Fund") seeks to provide long-term capital appreciation by investing in equity securities of smaller companies. The Fund invests in the stocks of companies that are in an early stage or at a transitional point in their development and have demonstrated or have potential for above average capital growth.

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STRATEGY
      With respect to this Fund, SEI Investments Management Corporation employs a multi-manager structure to gain exposure to the entire small cap growth sector, adding value through stock selection while minimizing risk in the form of capitalization, valuation and economic sector exposures. The Fund is jointly sub-advised by four investment managers. Assets of the Fund are strategically allocated among its four sub-advisers, each of whom has a responsibility for stock selection for its respective assets under management.
      Through various investment approaches, each sub-advisor contributes a particular expertise or sub-style to the Fund. Furman Selz Capital Management, L.L.C. invests primarily in stocks exhibiting relative price strength trading at attractive valuations. Nicholas-Applegate Capital Management, Inc. screens stocks for high and accelerated earnings growth and then selects those with attractive current prices relative to sustainable cash flow. Robertson Stephens Investment Management pursues an investment strategy which focuses on emerging growth companies that exhibit very high revenue growth. Wall Street Associates seeks out micro-cap stocks with long-term earnings growth potential. Each of the aforementioned sub-styles assumes a different importance in determining overall style risk and must therefore be weighted accordingly.

ANALYSIS
      The Fund posted a -26.53% return for the fiscal year ended September 30, 1998. There were some changes in the Fund over the fiscal year as First of America Investment Corp. was terminated in March of 1998 due to organizational issues. They were replaced by Robertson Stephens Investment Management the same month. This transition boosted the Fund's emerging growth exposure while maintaining valuation characteristics in line with the Russell 2000 Growth Index.
      Small cap growth stocks were the weakest performing sector of the U.S. equity market in fiscal 1998 as the Asian Crisis led to numerous earnings disappointments targeting formerly fast growing companies. Additionally, mutual fund flows favored larger, more liquid names. The worldwide collapse in commodity prices reversed the performance of one of last years stellar performers, oil service stocks. On a relative basis all commodity related industries lagged for the year due to pricing weakness. Apparel and retailers also lagged due to a decline in worldwide demand and fears of a developing slowdown here in the U.S. The continued decline in interest rates helped to make financials the strongest performers on a relative basis. Banks, insurance companies and miscellaneous finance stocks all benefited from the trend. Business service stocks, led by internet-related stocks, also provided returns substantially above the benchmark.
      The Fund's returns were hurt during the fiscal year by an overweight in the apparel sector and an underweight in the media sector of the market. The Fund's heavy overweighting in the business services sector and the underweight to the energy sector paid off for the year on a relative basis. Stock selection in the business services area was a positive contributor for the year, but was offset by weak stock selection in both electronics and producer goods. Technology hardware and components vendors were hard hit by the weakness in Asia and the overall excess manufacturing capacity that has developed throughout the world. Together these two factors led to slackening demand and weak pricing, not a healthy combination.

MANAGEMENT'S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE
--------------------------------------------------------------------------------
SEI INSTITUTIONAL MANAGED TRUST -- SEPTEMBER 30, 1998

      The Fund continues to be positioned to capture the opportunities in the small cap growth area of the market under a variety of market conditions. To this end, the Fund targets a style neutral position relative to the Russell 2000 Growth Index to control unnecessary risks and put the focus on stock selection from the specialist sub-advisors.



--------------------------------------------------------------------------------
                                SMALL CAP GROWTH
--------------------------------------------------------------------------------
                          AVERAGE ANNUAL TOTAL RETURN1
--------------------------------------------------------------------------------
                              Annualized Annualized
                     One Year   3 Year     5 Year     Annualized
                      Return    Return     Return  Inception to Date
--------------------------------------------------------------------------------
Class A               -26.53%    2.91%      9.13%       13.60%
--------------------------------------------------------------------------------
Synthetic Class D     -26.74%    2.54%      8.78%        9.93%*
--------------------------------------------------------------------------------
Synthetic Class D,
w/lood                -30.40%    0.81%      7.67%        8.66%*

COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE SMALL CAP GROWTH FUND, CLASS A AND CLASS D (SYNTHETIC), VERSUS THE FRANK RUSSELL 2000 GROWTH INDEX, THE S&P 500 COMPOSITE INDEX, AND THE WILSHIRE SMALL GROWTH INDEX

[Line Graph Omitted]
Plot Points are as follows:
                  SMALL CAP GROWTH  FRANK RUSSELL
  SIMT SMALL CAP  SYNTHETIC CLASS D     2000         S&P 500      WILSHIRE SMALL
    GROWTH FUND        W/LOAD       GROWTH INDEX  COMPOSITE INDEX  GROWTH INDEX
4/92  10,000            9,500          10,000         10,000          10,000
9/92  10,659           10,126           9,522         10,212           9,837
9/93  14,690           13,955          12,301         11,534          13,382
9/94  14,723           13,938          12,409         11,959          13,719
9/95  20,856           19,714          15,905         15,511          18,619
9/96  26,395           24,842          17,909         18,663          20,835
9/97  30,943           29,016          22,092         26,208          27,092
9/98  22,734           21,257          16,607         28,583          19,904

1 FOR THE PERIOD ENDED 9/30/98. PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE
  PERFORMANCE. CLASS A AND CLASS D SHARES OF THE FUND WERE OFFERED BEGINNING 4/20/92 AND 5/2/94, RESPECTIVELY. THE PERFORMANCE SHOWN FOR THE CLASS D SHARES PRIOR TO SUCH DATE IS BASED ON THE PERFORMANCE OF CLASS A ADJUSTED TO REFLECT THE MAXIMUM SALES CHARGE OF 5.00% FOR THE CLASS D SHARES.
* ACTUAL, NOT SYNTHETIC.

                                MID-CAP FUND
                             ADVISER--SEI INVESTMENTS MANAGEMENT CORPORATION SUB-ADVISER--MARTINGALE ASSET MANAGEMENT, L.P.
OBJECTIVE
      The Mid-Cap Fund(the "Fund") seeks to provide long-term capital appreciation by investing primarily in equity securities of mid-sized companies.

STRATEGY
      The Fund's investment philosophy is based on a bottom-up stock selection process which emphasizes securities that have dramatic earnings acceleration, sustainable growth, positive relative price momentum and an attractive valuation. This philosophy results in a Fund which will tend to have a higher than average price-to-earnings ratio, price-to-book ratio, and return on equity, and a lower than average dividend yield.

ANALYSIS
     The Fund posted an -15.41% return for the fiscal year ended September 30, 1998 as the crises in international economies coupled with the continued earnings growth success of larger companies put severe downward pressure on mid-cap companies. Additionally, the performance relative to its benchmark was lower due to weak security selection in technology, food and producer goods companies.
     U.S. economic conditions remain quite healthy though international economies are quite weak with many emerging countries in recessions. The effects of this environment are reflected in the performance of companies as a result of their size and industry. Larger companies held up much better than smaller companies and mid-cap companies performed quite poorly. Further, industries related to global prosperity such as basis chemicals, paper, steel, transportation and energy came under severe pressure while industries resilient to economic swings such as technology, healthcare, tobacco, retail and utilities performed better.
     Selection of the individual securities detracted from performance across multiple industries. Holdings in technology performed poorly as a result the severe slowdown in global consumption of electronic technologies

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     such as those provided by Western Digital, Arrow Electronics, National
Semiconductor and Tektronix. Additionally, producer goods companies such as Case Equipment, FMC, Aeroquip-Vickers and Agco experienced a slowdown in the consumption of their products as well.
     The health of the global economy is in a delicate period as many emerging economies work through their troubles. However, the economies of the developed countries are quite healthy. In addition, the global financial services sector is relatively healthy and is seen as critical to the recovery of the world's current economic difficulties. As a result, the mid-cap sector of the market will likely rebound and provide improved returns in the future.


--------------------------------------------------------------------------------
                                     MID-CAP
--------------------------------------------------------------------------------
                          AVERAGE ANNUAL TOTAL RETURN1
--------------------------------------------------------------------------------
                       Annualized Annualized
             One Year    3 Year     5 Year     Annualized
              Return     Return     Return  Inception to Date
--------------------------------------------------------------------------------
              -15.41%    12.00%     9.11%       11.81%
--------------------------------------------------------------------------------

COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE MID-CAP FUND, VERSUS THE FRANK RUSSELL MID-CAP INDEX, THE S&P 500 COMPOSITE INDEX, AND THE WILSHIRE MID-CAP GROWTH INDEX

[Line Graph Omitted]
Plot Points are as follows:

                   FRANK
         SIMT     RUSSELL MID-CAP    S&P 500       WILSHIRE MID-CAP
     MID-CAP FUND     INDEX       COMPOSITE INDEX    GROWTH INDEX
2/93    10,000        10,000           10,000            10,000
9/93    11,779        11,049           10,522            11,217
9/94    10,825        11,232           10,910            11,878
9/95    12,966        14,274           14,151            16,119
9/96    15,045        16,564           17,026            18,597
9/97    21,534        22,370           23,910            23,423
9/98    18,215        21,025           26,076            18,368

1 FOR THE PERIOD ENDED 9/30/98. PAST PERFORMANCE OF THE FUND IS NOT PREDICTIVE
  OF FUTURE PERFORMANCE. SHARES OF THE FUND WERE OFFERED BEGINNING 2/16/93.

                            CAPITAL APPRECIATION FUND
                                 ADVISER--SEI INVESTMENTS MANAGEMENT CORPORATION SUB-ADVISER--STI CAPITAL MANAGEMENT, N.A.

OBJECTIVE
      The Capital Appreciation Fund(the "Fund") seeks to provide capital appreciation through a diversified portfolio of common stocks. Dividend income is incidental to the growth of capital. Securities are selected for the Fund based on factors believed to be favorable for long-term appreciation, such as historical returns on equity and earnings growth rates. Holdings in the Fund are rotated between various market sectors based on economic analysis of the business cycle.

STRATEGY
      The investment management process followed by the sub-adviser emphasizes business cycle analysis, sector rotation and stock selection. The sub-adviser identifies market sectors that appear undervalued and/or are outperforming other sectors during a specific interval in the business cycle. The sub-adviser then selects securities with a history of growth and a P/E ratio below comparable companies in that market sector. Trading ranges are assigned for the prices of these companies and these companies are actively traded while the sector remains in favor. As a sector's favor changes over the business cycle, holdings are shifted into the sectors showing the most potential for return.

ANALYSIS
      The Fund posted a 7.08% return for the fiscal year ended September 30, 1998. Against substantial pressures from numerous extremely weak international economies, the fund, as well as the broad U.S. equity market, managed modest gains.

MANAGEMENT'S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE
--------------------------------------------------------------------------------
SEI INSTITUTIONAL MANAGED TRUST -- SEPTEMBER 30, 1998

      Strong corporate earnings growth for large companies coupled with a flight to quality due to the uncertainty in the overseas markets continued to push larger stocks higher than small stocks. Further, controlled inflation and robust economic growth also benefited the larger companies. Additionally, large growth companies did significantly better than the other areas of the market. Collectively, these factors helped the performance of the fund.
      Returns within sectors were quite differentiated with energy, telephone, healthcare, tobacco and technology stocks demonstrating considerable returns while apparel, electronics, papers and steel stocks suffered sharp declines.
      The Fund's largest weightings include healthcare, retail, technology and financial services companies while having minor investments in utilities, capital goods and oil companies. The Fund is diversified across economic sectors as well as through its more than 120 holdings.


--------------------------------------------------------------------------------
                              CAPITAL APPRECIATION
--------------------------------------------------------------------------------
                          AVERAGE ANNUAL TOTAL RETURN1
--------------------------------------------------------------------------------
            Annualized  Annualized  Annualized Annualized
  One Year    3 Year      5 Year      10 Year  Inception
   Return     Return      Return      Return    to Date
--------------------------------------------------------------------------------
    7.08%     20.57%      15.82%      16.18%     15.43%
--------------------------------------------------------------------------------

COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE CAPITAL APPRECIATION FUND, VERSUS THE S&P 500 COMPOSITE INDEX, AND THE S&P 500/BARRA GROWTH INDEX

[Line Graph Omitted]
Plot Points are as follows:



                  SEI                  S&P 500
      CAPITAL APPREICATION FUND    COMPOSITE INDEX   S&P 500/BARRA GROWTH INDEX

9/88          10,000                    10,000                 10,000
9/89          13,743                    13,294                 13,485
9/90          12,953                    12,067                 12,760
9/91          17,058                    15,820                 17,279
9/92          18,934                    17,574                 19,219
9/93          21,492                    19,848                 19,904
9/94          21,468                    20,581                 21,277
9/95          25,554                    26,693                 28,017
9/96          31,211                    32,117                 34,198
9/97          41,829                    45,102                 48,383
9/98          44,791                    49,188                 57,175


1 FOR THE PERIOD ENDED 9/30/98. PAST PERFORMANCE OF THE FUND IS NOT PREDICTIVE
  OF FUTURE PERFORMANCE. SHARES OF THE FUND WERE OFFERED BEGINNING 3/1/88.

                               EQUITY INCOME FUND
                                 ADVISER--SEI INVESTMENTS MANAGEMENT CORPORATION
                             SUB-ADVISER--HIGHMARK CAPITAL MANAGEMENT, (FORMERLY
                                          PACIFIC ALLIANCE CAPITAL MANAGEMENT)

OBJECTIVE
      The Equity Income Fund (the "Fund") seeks to provide current income and long-term growth of capital through a diversified portfolio of common stocks. The Fund invests in securities which have a high current yield and a low level of volatility relative to the market while participating in rising markets.

STRATEGY
      The investment management process followed by the sub-adviser emphasizes current income. The Fund is managed to provide a yield which is approximately 120 to 200 basis points above the yield on the S&P 500 Index. Securities which have favorable long-term fundamental characteristics are selected for the Fund when their current yields are at the upper end of their historic yield ranges. When the price of a stock rises sufficiently to cause its yield to drop to the lower end of this historic range, the security is a candidate to be sold. The yield of a security might vary between its buy and sell range over a three or four year cycle, and the turnover of the Fund is typically a low 30% per year.

ANALYSIS
      The Fund posted an 1.51% return for the fiscal year ended September 30, 1998 as its defensive strategy protected the Fund from losses in a difficult environment though it did not fully participate in the returns available in the broad market.
      Weakness in the global economy adversely effected the largest sector exposure in the Fund, financial services companies. The money center banks and to a lessor degree the regional banks

--------------------------------------------------------------------------------

as well as brokerage firms were hit especially hard due to their direct and indirect exposures to ailing international economies in Asia, Russia and Latin America.
      Industry performance was mixed with a large divergence between the various areas of the market. Many areas of the market such as autos, retail, tobacco, phones, media and healthcare were up sharply while papers, energy, electronics, oil and banks were off sharply. Performance for most industries was determined by their dependence on a healthy global economy and therefore most commodity and financial services companies were hit especially hard.
      The Fund is diversified across multiple sectors and participated in both the weakest areas of the market as well as the most profitable areas of the market resulting in modest gains during the fiscal year. In addition to the financial services sector, the Fund is heavily weighted in healthcare, oil, telephones and media companies. Individual security selection was mixed with strong selection in foods, oils, autos and banks companies though the gains were offset by weak selection in media, retail, phones and technology companies.
      Going forward, the Fund's diversification into mostly defensive positions is expected to protect it from experiencing severe losses compared to the market though it is not likely to fully participate in a strong market.


--------------------------------------------------------------------------------
                                  EQUITY INCOME
--------------------------------------------------------------------------------
                          AVERAGE ANNUAL TOTAL RETURN1
--------------------------------------------------------------------------------
            Annualized  Annualized  Annualized Annualized
  One Year    3 Year      5 Year      10 Year  Inception
   Return     Return      Return      Return     to Date
--------------------------------------------------------------------------------
    1.51%     16.98%      14.76%      14.31%     14.30%
--------------------------------------------------------------------------------

COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE EQUITY INCOME FUND, VERSUS THE FRANK RUSSELL 1000 VALUE INDEX, THE S&P 500 COMPOSITE INDEX, AND THE S&P 500/BARRA VALUE INDEX



[Line Graph Omitted]
Plot Points are as follows:
                    Frank
     SIMT Equity  Russell 1000       S&P 500
     Income Fund   Value Index   Composite Index    S&P 500/BARRA Value Index
9/88    10,000       10,000            10,000                 10,000
9/89    12,853       12,839            13,294                 13,048
9/90    10,922       10,878            12,067                 11,275
9/91    14,425       14,026            15,820                 14,316
9/92    16,301       15,765            17,574                 15,856
9/93    19,127       19,801            19,848                 19,425
9/94    19,332       19,668            20,581                 19,532
9/95    23,778       25,114            26,693                 24,942
9/96    28,099       29,622            32,117                 29,594
9/97    37,500       42,158            45,102                 41,198
9/98    38,067       43,676            49,188                 41,120

1 FOR THE PERIOD ENDED 9/30/98. PAST PERFORMANCE OF THE FUND IS NOT PREDICTIVE
  OF FUTURE PERFORMANCE. SHARES OF THE FUND WERE OFFERED BEGINNING 6/2/88.

                            BALANCED FUND
                             ADVISER--SEI INVESTMENTS MANAGEMENT CORPORATION SUB-ADVISER--STI CAPITAL MANAGEMENT., N.A.

OBJECTIVE
      The Balanced Fund (the "Fund") seeks to achieve total return while preserving capital by investing in a combination of common stocks and fixed income securities. By altering the mix of equity and fixed income securities, the Fund seeks to minimize losses during falling equity markets while realizing strong returns in rising markets.

STRATEGY
      The manager views equities as the primary source of return in balanced portfolios, with fixed income instruments primarily providing stability and diversification. The Fund combines a core group of demonstrated growth stocks with securities selected through business cycle analysis and sector rotation. This

MANAGEMENT'S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE
--------------------------------------------------------------------------------
SEI INSTITUTIONAL MANAGED TRUST -- SEPTEMBER 30, 1998

approach tends to result in a fund of large capitalization stocks with price-to -earnings ratios, growth rates and returns on equity higher than the market averages. Fixed income selection attempts to provide fund stability and incremental return by identifying inexpensive areas of the yield curve and improving corporate credits.

ANALYSIS
      The Fund posted a 9.49% return for the fiscal year ended September 30, 1998. The fixed income allocation benefited significantly from steadily lower interest rates while the equity allocation experienced substantial pressures from numerous extremely weak international economies.
      Subdued inflation, controlled economic growth and a flight to quality due to the uncertainty in the overseas markets pushed interest rates lower and prices of fixed income securities higher. Additionally, strong corporate earnings growth for large companies pushed larger stocks higher than small stocks. Further, large growth companies did significantly better than the other areas of the market. Collectively, these factors helped the performance of the Fund.
      Returns within the equity sectors were quite differentiated with energy, telephone, healthcare, tobacco and technology stocks demonstrating considerable returns while apparel, electronics, papers and steel stocks suffered sharp declines.
      The Fund's largest equity weightings include healthcare, retail, technology and financial services companies while having minor investments in utilities, capital goods and oil companies. The Fund is diversified across economic sectors as well as through its more than 120 holdings.


--------------------------------------------------------------------------------
                                    BALANCED
--------------------------------------------------------------------------------
                          AVERAGE ANNUAL TOTAL RETURN1
--------------------------------------------------------------------------------
        One Year  Annualized      Annualized     Annualized
         Return  3 Year Return5  Year Return  Inception to Date
--------------------------------------------------------------------------------
          9.49%     15.51%          11.40%        11.82%
--------------------------------------------------------------------------------

COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE BALANCED FUND, VERSUS THE S&P 500 COMPOSITE INDEX, THE LEHMAN GOV'T./CORPORATE BOND INDEX, AND THE S&P 500/BARRA GROWTH INDEX



[Line Graph Omitted]
Plot Points are as follows:                       Lehman
               SIMT           S&P 500        Gov't./Corporate      S&P 500/
        Balanced Fund    Composite Index      Bond Index    BARRA Growth Index
8/90          10,000           10,000            10,000            10,000
9/90           9,929            9,514            10,083             9,484
9/91          11,514           12,473            11,683            12,843
9/92          12,850           13,856            13,229            14,286
9/93          14,712           15,649            14,745            14,794
9/94          14,234           16,227            14,134            15,815
9/95          16,377           21,046            16,163            20,825
9/96          18,835           25,322            16,892            25,419
9/97          23,050           35,560            18,512            35,963
9/98          25,237           38,782            20,888            42,497

1 FOR THE PERIOD ENDED 9/30/98. PAST PERFORMANCE OF THE FUND IS NOT PREDICTIVE
  OF FUTURE PERFORMANCE. SHARES OF THE FUND WERE OFFERED BEGINNING 8/7/90.

                             CORE FIXED INCOME FUND
                                 ADVISER--SEI INVESTMENTS MANAGEMENT CORPORATION
                             SUB-ADVISERS--WESTERN ASSET MANAGEMENT COMPANY
                                            FIRSTAR INVESTMENT RESEARCH &
                                            MANAGEMENT COMPANY, L.L.C.
                                            BLACKROCK FINANCIAL MANAGEMENT, INC.

OBJECTIVE
      The Core Fixed Income Fund (the "Fund") seeks to provide current income by investing in a diversified portfolio of fixed income securities while also limiting fluctuations in principal value. The Fund invests in every sector of the fixed income universe, including Treasuries, agencies, mortgage-backed issues, investment-grade corporates, and Yankee bonds.

STRATEGY
      With respect to this Fund, SEI Investments Management Corporation employs a multi-manager structure. The sub-advisers' invest-

--------------------------------------------------------------------------------

ment strategies focus on sector rotation, both among and within sectors, and issue selection. Risk is principally controlled by explicitly limiting fund interest rate exposure relative to the Lehman Aggregate Bond Index. The sub-advisers focus on four key areas in determining fund structure: duration weighting, term structure, sector allocation, and issue selection. While the duration and term structure decision underlie the implementation process, the advisers primarily concentrate on sector and issue selection to add value. In addition, the sub-advisers may use futures and options primarily for tactical hedging purposes and to implement portfolio strategies more efficiently.

ANALYSIS
      The Fund posted an 11.42% return for the fiscal year ended September 30, 1998, slightly underperforming the Lehman Aggregate Bond Index return of 11.5% over the same period. The U.S. Treasury market experienced strong performance throughout the period, benefiting from "safe-haven" status during a period of global capital market volatility. Despite news of continued strong domestic growth, yields plummeted across the curve based upon expectations of a slowdown due to global economic factors. At the end of the fiscal period, the Fed executed one 25 basis point lowering of the federal funds rate in an effort to keep recessionary dangers at bay. Additional Fed movements were also priced into the market, with expectations that the Fed would continue on this track of easier monetary policy in order to enhance global liquidity. Throughout the period, 30-year bond yields declined 1.44%, reaching a 30-year low of 4.97% by period's end. Yields on intermediate maturity securities declined even further, benefiting the most from expectations of easier monetary policy. 2- and 5-year yields declined 1.51% and 1.76%, respectively, resulting in a steeper yield curve. The Fund's modestly longer duration posture, maintained between 105% and 110% of benchmark exposure throughout the period, contributed strongly to performance. However, a barbell yield curve exposure, which de-emphasized intermediate securities in favor of a combination of long and short maturities, hindered relative gains.
      Overweights to the higher-yielding corporate and mortgage-backed sectors throughout the period detracted from performance as both of these sectors significantly underperformed U.S. Treasuries on both an absolute and duration-adjusted basis. Investment-grade corporate securities posted the worst broad sector performance for the period, as credit spread levels gapped to their widest levels since 1990-1991 in most industries. A variety of factors negatively impacted corporate performance, including equity market volatility, lowered earnings expectations, record levels of supply, and political uncertainty. The Yankee and Finance sub-sectors suffered the most during the period, negatively impacted by the global economic crisis and concerns over loan exposures and/or market-related losses in Russia and other downtrodden markets. Lower credit quality securities and long-maturity bonds also suffered relative to their higher quality and shorter maturity peers. A slight overweight to corporate securities combined with security selection within the Yankee sector detracted from relative Fund performance. Mortgage-backed securities also lagged Treasuries by a wide margin as prepayment and new supply fears swept the market. The yield on 10-year Treasuries, often used as a benchmark for

MANAGEMENT'S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE
--------------------------------------------------------------------------------
SEI INSTITUTIONAL MANAGED TRUST -- SEPTEMBER 30, 1998

mortgage rates, declined by 1.70% to 4.41%. This sharp decline in rates spurred a significant increase in new home buying and refinancing activity, thus escalating prepayments on existing mortgages. Rumors of hedge fund mortgage-backed securities liquidations circulated in the markets towards the end of the period, further widening spreads and negatively impacting market liquidity. An overweight to mortgage-backed securities hindered results for the period, while an emphasis in discount coupon structures benefited performance.


--------------------------------------------------------------------------------
                                CORE FIXED INCOME
--------------------------------------------------------------------------------
                          AVERAGE ANNUAL TOTAL RETURN1
--------------------------------------------------------------------------------
           Annualized Annualized Annualized
   One Year  3 Year     5 Year    10 Year    Annualized
    Return   Return     Return    Return  Inception to Date
--------------------------------------------------------------------------------
    11.42%    8.53%      6.99%     8.45%        8.30%
--------------------------------------------------------------------------------

COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE CORE FIXED INCOME FUND, VERSUS THE LEHMAN AGGREGATE BOND INDEX



         SIMT CORE FIXED INCOME FUND       LEHMAN AGGREGATE BOND INDEX

9/88                10,000                            10,000
9/89                10,939                            11,126
9/90                11,659                            11,966
9/91                13,211                            13,879
9/92                14,780                            15,623
9/93                16,050                            17,182
9/94                15,191                            16,629
9/95                17,602                            18,968
9/96                18,396                            19,894
9/97                20,198                            21,831
9/98                22,505                            24,342


1FOR THE PERIOD ENDED 9/30/98. PAST PERFORMANCE OF THE FUND IS NOT PREDICTIVE OF
 FUTURE PERFORMANCE. SHARES OF THE FUND WERE OFFERED BEGINNING 5/4/87.

                             HIGH YIELD BOND FUND
                                 ADVISER--SEI INVESTMENTS MANAGEMENT CORPORATION
                                    SUB-ADVISER--BEA ASSOCIATES

OBJECTIVE
      The High Yield Bond Fund (the "Fund") seeks to maximize total return by investing primarily in a diversified fund of higher yielding, lower rated fixed income securities. The strategy seeks to achieve a high level of total return through sector rotation and security selection.

STRATEGY
      Fund strategy is to identify high yield market sectors through the analysis of macro-economic, interest rate, industry, and technical factors. Those companies that are best suited to benefit from the identified trends are then selected for investment. Risk is controlled through a high level of diversification, and by performing detailed credit analysis on the companies considered and purchased.

ANALYSIS
      The Fund posted a 2.25% return for the fiscal year ended September 30, 1998.
      It was a volatile year for the high yield market as global macro-economic concerns eventually humbled the market. At the onset of the year, the high yield market exhibited signs of strength amid the outlook for economic growth, low inflation, strong company fundamentals, and a strong equity market. New issuance continued to flourish and was met with avid investor demand. The Southeast Asian debacle surfaced early in the year, and thus put downward pressure on certain sectors and in particular the packaging sector. Ironically, the high yield market was the benefactor of "flight-to-quality" moves from emerg-

--------------------------------------------------------------------------------

ing market investors as the emerging debt market was the first market to feel the negative impact of global market turmoil. However, during the second half of the year, the high yield market followed on the heels of the equity market and was not able to keep pace with the rallying Treasury market.
Swelling supply levels, the influence of growing financial crises in Japan, Russia, and certain Latin American countries, in addition to the existing Asian contagion, all contributed to a turnaround in the high yield market's performance. New supply virtually came to a halt, and investors fled the high yield market on concern that the economy was poised for a slowdown. As a credit crunch evolved in the global markets, liquidity dissolved in the high yield market and spreads widened dramatically. High yield spreads, relative to the 10-year Treasury, widened 335 basis points from the close of the prior year and stood at 691 basis points at the end of the period.
      The Fund maintained its thematic sector approach, coupled with diligent security selection. The primary driver of performance for the year was the Fund's avoidance of fundamentally weaker credits, in addition to non-investment in those issues that had exposure to Southeast Asia and emerging countries.
      Overall, the Fund continued to overweight the communications sector given the outlook that merger and acquisition (M&A) activity would continue within the sector. The intended AT&T and Tele-Communications merger, in addition to Worldcom's acquisition of MCI, lent support and encouragement to the industry. During the year, Fund holdings such as Qwest Communications and Orion Network gained in price after these companies were acquired. Wireless issues ADV Telecom and Winstar added to return on increased subscriber growth and a favorable investor outlook. At the close of the period, the Fund's investment in more financially sound telecommunication companies largely benefited performance.
      Within the gaming sector, consolidation in the casino industry, in addition to improved gaming revenues, bolstered the Fund's return. Issues held by the Fund that rallied in price during the year on M&A activity and stronger revenues included Harvey's Casino and Casino Magic, and Ameristar Casino and Santa Fe Hotel, respectively. The allocation to Atlantic City gaming bonds was significantly reduced due to increased competition and near-market capacity. Also boosting return, especially in the wake of increased market volatility, was the Fund's overweight to the gaming sector. The gaming sector is viewed as a more defensive sector.
      The Fund's non-investment in Asian-related securities within the packaging sector positively contributed to return for the year. The drop in currency values drove Asian pulp and paper companies' product prices down which ultimately put pricing pressure on domestic companies. The Fund's underweight to the paper and pulp sub-sector fueled return. Instead, a concentration in the packaging sub-sector was maintained. Holdings in Stone Container aided return as Stone focused on deleveraging during the year and announced its intention to merge with Jefferson Smurfit, another packaging company.
      Given the expectation for slower global growth, recent volatility in the market, and the outlook that the high yield market will remain

MANAGEMENT'S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE
--------------------------------------------------------------------------------
SEI INSTITUTIONAL MANAGED TRUST -- SEPTEMBER 30, 1998

unstable in the near-term, the Fund will focus on purchasing those securities in more liquid and defensive sectors such as cable, gaming, and communications.


--------------------------------------------------------------------------------
                                 HIGH YIELD BOND
--------------------------------------------------------------------------------
                          AVERAGE ANNUAL TOTAL RETURN1
--------------------------------------------------------------------------------
                  One Year     Annualized        Annualized
                   Return    3 Year Return    Inception to Date
--------------------------------------------------------------------------------
                    2.25%        10.83%           12.13%
--------------------------------------------------------------------------------

COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE HIGH YIELD BOND FUND, VERSUS THE CS FIRST BOSTON HIGH YIELD INDEX
                  SIMT
         HIGH YIELD BOND FUND  CS FIRST BOSTON HIGH YIELD INDEX
1/31/95          10,000                          10,000
9/95             11,254                          11,292
9/96             12,994                          12,508
9/97             14,982                          14,474
9/98             15,319                          14,399

1 FOR THE PERIOD ENDED 9/30/98. PAST PERFORMANCE OF THE FUND IS NOT PREDICTIVE
  OF FUTURE PERFORMANCE. SHARES OF THE FUND WERE OFFERED BEGINNING 1/11/95.

REPORT OF INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------------
To the Shareholders and Board of Trustees of SEI Institutional Managed Trust

In our opinion, the accompanying statements of net assets or statements of assets and liabilities, including the schedules of investments, and the related statements of operations, changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Large Cap Value, Large Cap Growth, Tax Managed Large Cap, Small Cap Value, Small Cap Growth, Mid-Cap, Capital Appreciation, Equity Income, Balanced, Core Fixed Income and High Yield Bond Funds (constituting SEI Institutional Managed Trust, hereafter referred to as the "Trust") at September 30, 1998, the results of each of their operations, the changes in their net assets and the financial highlights for the periods presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 1998 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
November 20, 1998

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
SEI INSTITUTIONAL MANAGED TRUST -- SEPTEMBER 30, 1998



LARGE CAP VALUE FUND
--------------------------------------------------------------------------------
                                                  MARKET
DESCRIPTION                           SHARES    VALUE (000)
--------------------------------------------------------------------------------
COMMON STOCKS -- 95.3%
AEROSPACE & DEFENSE -- 1.2%
   Cordant Technologies              133,200     $   5,636
   Gencorp                           113,900         2,193
   Litton Industries*                150,400         9,024
                                                 ---------
                                                    16,853
                                                 ---------
AIR TRANSPORTATION -- 1.1%
   AMR*                              148,700         8,244
   Delta Air Lines                    29,500         2,869
   UAL*                               56,700         3,675
                                                 ---------
                                                    14,788
                                                 ---------
AIRCRAFT -- 0.8%
   Textron                            74,900         4,541
   United Technologies                88,900         6,795
                                                 ---------
                                                    11,336
                                                 ---------
APPAREL/TEXTILES -- 0.4%
   Springs Industries, Cl A           34,200         1,188
   VF                                114,300         4,243
                                                 ---------
                                                     5,431
                                                 ---------
AUTOMOTIVE -- 3.8%
   Chrysler                          252,600        12,093
   Eaton                              90,100         5,648
   Ford Motor                        576,600        27,064
   General Motors                     72,700         3,976
   Navistar International*           148,000         3,348
   Paccar                             33,600         1,384
                                                 ---------
                                                    53,513
                                                 ---------
BANKS -- 11.8%
   Amsouth Bancorp                   153,250         5,230
   Astoria Financial                  76,600         3,227
   BankAmerica                       166,200         9,993
   Bankers Trust New York             48,001         2,832
   Chase Manhattan                   589,800        25,509
   Comerica                          195,900        10,738
   Commerce Bancshares                79,700         3,138
   First Chicago                     195,800        13,412
   Golden West Financial              59,900         4,901
   JP Morgan                          47,800         4,045
   KeyCorp                           286,900         8,284
   MBNA                              213,800         6,120
   NationsBank                       648,600        34,700
   PNC Bank                          362,600        16,317
   Republic New York                 100,800         3,982
   Star Banc                         135,500         8,960
   SunTrust                           89,500         5,549
                                                 ---------
                                                   166,937
                                                 ---------
--------------------------------------------------------------------------------
                                                  MARKET
DESCRIPTION                           SHARES    VALUE (000)
--------------------------------------------------------------------------------
BUILDING & CONSTRUCTION -- 0.6%
   Centex                            218,200     $   7,528
   Fluor                              12,200           501
                                                 ---------
                                                     8,029
                                                 ---------
CHEMICALS -- 4.7%
   Dow Chemical                      427,300        36,507
   Eastman Chemical                   89,600         4,519
   Millenium Chemicals               298,300         5,556
   Nalco Chemical                     62,800         1,853
   PPG Industries                     93,700         5,113
   Praxair                           198,000         6,472
   Union Carbide                     131,300         5,662
                                                 ---------
                                                    65,682
                                                 ---------
COMMUNICATIONS EQUIPMENT -- 1.6%
   GTE                               237,700        13,073
   Harris                            107,900         3,453
   Sprint                             80,400         5,789
                                                 ---------
                                                    22,315
                                                 ---------
COMPUTERS & SERVICES -- 3.9%
   Apple Computer*                   203,500         7,758
   IBM                               232,400        29,747
   Lexmark*                          134,500         9,323
   Quantum*                          291,200         4,623
   Unisys*                           153,000         3,481
                                                 ---------
                                                    54,932
                                                 ---------
CONCRETE & MINERAL PRODUCTS -- 0.1%
   Owens-Corning Fiberglass           50,500         1,644
                                                 ---------
DRUGS -- 1.4%
   American Home Products              4,500           236
   Bristol-Myers Squibb                3,900           405
   Johnson & Johnson                  54,500         4,265
   Perrigo*                          231,700         2,114
   Schering Plough                    79,800         8,264
   Warner Lambert                     58,300         4,402
                                                 ---------
                                                    19,686
                                                 ---------
ELECTRICAL SERVICES -- 8.2%
   Allegheny Energy                  116,500         3,677
   American Electric Power           179,300         8,752
   Baltimore Gas & Electric          199,500         6,658
   Central & South West              121,900         3,482
   Consolidated Edison               119,800         6,245
   DTE Energy                         83,400         3,769
   Edison International              187,100         4,806
   Energy East                       161,600         8,242
   FirstEnergy*                      110,900         3,445
   FPL Group                         113,400         7,903
   Houston Industries                 31,645           985

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                  MARKET
DESCRIPTION                           SHARES    VALUE (000)
--------------------------------------------------------------------------------

   Illinova                           75,100     $   2,154
   Marketspan                         54,652         1,568
   PG&E                              278,559         8,896
   Pinnacle West Capital             327,700        14,685
   Public Service Enterprise Group   182,400         7,171
   Scana                             156,600         5,256
   Southern                          255,700         7,527
   Unicom                            291,300        10,887
                                                 ---------
                                                   116,108
                                                 ---------
ELECTRICAL TECHNOLOGY -- 0.0%
   Thomas & Betts                     14,900           567
                                                 ---------
ENTERTAINMENT -- 0.0%
   Bally Total Fitness*               13,450           234
                                                 ---------
ENVIRONMENTAL SERVICES -- 0.3%
   Waste Management                   77,200         3,710
                                                 ---------
FINANCIAL SERVICES -- 2.9%
   American Express                   40,800         3,167
   Bear Stearns                      120,130         3,717
   FirstPlus Financial Group*        184,300         2,108
   FNMA                              147,200         9,458
   Lehman Brothers Holding           113,700         3,212
   Morgan Stanley                    118,600         5,107
   SLM Holding                       109,700         3,558
   Transamerica                      100,600        10,664
                                                 ---------
                                                    40,991
                                                 ---------
FOOD, BEVERAGE & TOBACCO -- 2.9%
   Adolph Coors, Cl B                107,200         4,924
   General Mills                     124,500         8,715
   Hormel Foods                        5,200           141
   Philip Morris                     342,825        15,791
   Ralston-Ralston Purina Group      199,800         5,844
   RJR Nabisco                       219,100         5,519
                                                 ---------
                                                    40,934
                                                 ---------
GAS/NATURAL GAS -- 1.1%
   Coastal                           224,900         7,590
   Consolidated Natural Gas           80,000         4,360
   National Fuel & Gas                80,100         3,765
                                                 ---------
                                                    15,715
                                                 ---------
GLASS PRODUCTS -- 0.1%
   Corning                            41,000         1,207
                                                 ---------
HOTELS & LODGING -- 0.3%
   Promus Hotel*                     150,200         4,140
                                                 ---------
HOUSEHOLD PRODUCTS -- 0.9%
   Maytag                            164,700         7,864
   Whirlpool                         105,500         4,958
                                                 ---------
                                                    12,822
                                                 ---------

--------------------------------------------------------------------------------
                                                  MARKET
DESCRIPTION                           SHARES    VALUE (000)
--------------------------------------------------------------------------------

INSURANCE -- 10.2%
   Aetna                             164,800     $  11,454
   Allstate                          403,600        16,825
   Ambac                             206,100         9,893
   American General                  260,600        16,646
   Chubb                             156,700         9,872
   Cigna                             289,800        19,163
   Exel Ltd., Cl A*                  131,400         8,278
   Foundation Health Systems, Cl A*   26,600           249
   Lincoln National                   68,500         5,634
   MBIA                               76,200         4,091
   Old Republic International        359,750         8,094
   Orion Capital                     120,100         4,286
   Pacificare Health Systems, Cl B*   44,900         3,345
   Safeco                            151,700         6,324
   St. Paul                          297,478         9,668
   SunAmerica                         96,000         5,856
   Travelers                         109,300         4,099
                                                 ---------
                                                   143,777
                                                 ---------
MACHINERY -- 1.7%
   Aeroquip-Vickers                  109,800         3,157
   Caterpillar                       193,500         8,623
   Cummins Engine                     61,600         1,833
   Ingersoll Rand                    165,000         6,260
   NACCO Industries, Cl A             25,900         2,590
   Timken                            136,700         2,068
                                                 ---------
                                                    24,531
                                                 ---------
MEASURING DEVICES -- 0.1%
   Mallinckrodt                       70,300         1,428
                                                 ---------
MEDICAL PRODUCTS & SERVICES -- 0.3%
   Healthsouth Rehabilitation*       263,200         2,780
   NovaCare*                         278,700           854
                                                 ---------
                                                     3,634
                                                 ---------
METALS & MINING -- 0.3%
   Vulcan Materials                   46,500         4,705
                                                 ---------
MISCELLANEOUS BUSINESS SERVICES -- 0.9%
   Oracle Systems*                   359,500        10,470
   Teradyne*                         139,400         2,544
                                                 ---------
                                                    13,014
                                                 ---------
MISCELLANEOUS MANUFACTURING -- 0.6%
   FMC*                               35,800         1,846
   Tyco International Ltd.           111,600         6,166
                                                 ---------
                                                     8,012
                                                 ---------
PAPER & PAPER PRODUCTS -- 3.5%
   Champion International            119,800         3,751
   Consolidated Papers               118,900         2,987
   Fort James                        257,700         8,456

SCHEDULE OF INVESTMENTS/STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
SEI INSTITUTIONAL MANAGED TRUST -- SEPTEMBER 30, 1998



LARGE CAP VALUE FUND--CONCLUDED

--------------------------------------------------------------------------------
                                                  MARKET
DESCRIPTION                           SHARES    VALUE (000)
--------------------------------------------------------------------------------

   International Paper               393,450     $  18,345
   Mead                               85,800         2,526
   Temple-Inland                      61,000         2,920
   Union Camp                         89,900         3,540
   Westvaco                           97,500         2,340
   Willamette Industries             149,200         4,280
                                                 ---------
                                                    49,145
                                                 ---------
PETROLEUM & FUEL PRODUCTS -- 1.2%
   Atlantic Richfield                 66,100         4,689
   Phillips Petroleum                268,700        12,125
                                                 ---------
                                                    16,814
                                                 ---------
PETROLEUM REFINING -- 6.7%
   Amoco                             164,800         8,879
   Ashland                           147,200         6,808
   Exxon                             515,200        36,161
   Lyondell Petrochemical            143,200         3,186
   Mobil                             241,950        18,373
   Sun                               145,100         4,643
   Texaco                            210,500        13,196
   Valero Energy                     134,400         2,671
                                                 ---------
                                                    93,917
                                                 ---------
PHOTOGRAPHIC EQUIPMENT &
   SUPPLIES -- 0.4%
   Eastman Kodak                      78,300         6,054
                                                 ---------
PRINTING & PUBLISHING -- 1.8%
   Bowne                             195,600         3,313
   Gannett                           104,700         5,608
   Lafarge                           209,900         5,995
   Time Warner                       117,000        10,245
                                                 ---------
                                                    25,161
                                                 ---------
RAILROADS -- 1.6%
   Burlington Northern Santa Fe      213,400         6,829
   Canadian Pacific Ltd.              81,800         1,692
   Norfolk Southern                  290,400         8,440
   Union Pacific                     138,625         5,909
                                                 ---------
                                                    22,870
                                                 ---------
REPAIR SERVICES -- 0.0%
   Midas                                   1            --
   Ryder System                       18,200           453
                                                 ---------
                                                       453
                                                 ---------


--------------------------------------------------------------------------------
                                                  MARKET
DESCRIPTION                           SHARES    VALUE (000)
--------------------------------------------------------------------------------

RETAIL -- 4.7%
   Darden Restaurants                297,400     $   4,758
   Dayton-Hudson                     298,200        10,661
   Dillards Incorporated, Cl A       101,900         2,885
   Federated Department Stores*      144,400         5,253
   Great Atlantic & Pacific Tea       73,200         1,775
   JC Penney                         399,460        17,951
   Kmart*                            343,400         4,099
   May Department Stores             145,975         7,518
   Ruddick                           107,300         1,824
   TJX                               254,500         4,533
   Toys `R' Us*                      285,100         4,615
                                                 ---------
                                                    65,872
                                                 ---------
RUBBER & PLASTIC -- 1.0%
   Goodyear Tire & Rubber            208,800        10,727
   Premark International             127,200         3,570
                                                 ---------
                                                    14,297
                                                 ---------
SEMI-CONDUCTORS/INSTRUMENTS -- 0.8%
   Intel                              92,000         7,889
   National Semiconductor*           306,300         2,967
                                                 ---------
                                                    10,856
                                                 ---------
SPECIALTY MACHINERY -- 0.6%
   American Standard*                144,000         3,798
   Cooper Industries                  67,200         2,738
   Tecumseh Products, Cl A            42,900         2,145
                                                 ---------
                                                     8,681
                                                 ---------
STEEL & STEEL WORKS -- 1.8%
   Alcan Aluminum                    286,261         6,709
   Aluminum Company of America       197,471        14,020
   Asarco                             67,600         1,293
   Texas Industries                  100,900         2,535
                                                 ---------
                                                    24,557
                                                 ---------
TELEPHONES & TELECOMMUNICATION -- 7.4%
   Alltel                             76,000         3,600
   Ameritech                         475,700        22,536
   AT&T                              328,000        19,167
   Bell Atlantic                     356,000        17,244
   BellSouth                         305,400        22,981
   MCI WorldCom*                     159,600         7,800
   SBC Telecommunications            120,000         5,333
   US West                           114,500         6,004
                                                 ---------
                                                   104,665
                                                 ---------
TRANSPORTATION SERVICES -- 0.9%
   CSX                               313,800        13,199
                                                 ---------

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                  SHARES/FACE     MARKET
DESCRIPTION                       AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------

TRUCKING -- 0.1%
   Yellow*                           146,700    $    1,980
                                                ----------
WHOLESALE -- 0.6%
   BJ Wholesale Club*                 95,100         3,495
   Safeway*                          122,200         5,667
                                                ----------
                                                     9,162
                                                ----------
Total Common Stocks
   (Cost $1,324,573)                             1,344,358
                                                ----------

U.S. TREASURY OBLIGATION -- 0.2%
   U.S. Treasury Bill
      5.050%, 11/19/98 (A)          $  2,500         2,486
                                                ----------
Total U.S. Treasury Obligation
   (Cost $2,482)                                     2,486
                                                ----------

REPURCHASE AGREEMENT -- 1.1%
   J.P. Morgan
     5.600%, dated 09/30/98,
     matures 10/01/98, repurchase
     price $15,053,000 (collateralized
     by various U.S. Treasury Notes
     total par value $9,426,000,
     10.625%, 08/15/15, total
     market value: $15,353,000)       15,051        15,051
                                                ----------
Total Repurchase Agreement
   (Cost $15,051)                                   15,051
                                                ----------

MONEY MARKET -- 2.2%
   Evergreen Select Money
     Market Fund                      31,814        31,814
                                                ----------
Total Money Market
   (Cost $31,814)                                   31,814
                                                ----------
Total Investments -- 98.8%
   (Cost $1,373,920)                            $1,393,709
                                                ----------

* NON-INCOME PRODUCING SECURITY
(A) SECURITY HAS BEEN PLEDGED AS COLLATERAL ON OPEN FUTURES CONTRACTS.
CL -- CLASS
FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION
LTD. -- LIMITED

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


LARGE CAP GROWTH FUND
--------------------------------------------------------------------------------
                                                  MARKET
DESCRIPTION                           SHARES    VALUE (000)
--------------------------------------------------------------------------------


COMMON STOCKS -- 95.8%
AIRCRAFT -- 1.2%
   Allied Signal                      77,100    $    2,727
   United Technologies               173,000        13,224
                                                ----------
                                                    15,951
                                                ----------
BANKS -- 4.1%
   Chase Manhattan                   214,000         9,255
   Firstar                           128,600         6,510
   MBNA                              882,525        25,262
   NationsBank                       302,000        16,157
                                                ----------
                                                    57,184
                                                ----------
BEAUTY PRODUCTS -- 2.6%
   Avon Products                     304,000         8,531
   Colgate-Palmolive                 217,100        14,871
   Procter & Gamble                  170,500        12,095
                                                ----------
                                                    35,497
                                                ----------
BROADCASTING, NEWSPAPERS &
   ADVERTISING -- 0.9%
   Clear Channel Communications*     122,500         5,819
   Cox Communications*               125,100         6,834
                                                ----------
                                                    12,653
                                                ----------
CHEMICALS -- 0.4%
   Monsanto                          100,600         5,671
                                                ----------
COMPUTERS & SERVICES -- 10.7%
   America Online*                    88,300         9,823
   Cisco Systems*                    918,150        56,753
   Compaq Computer                   601,700        19,029
   Dell Computer*                    943,000        62,002
                                                ----------
                                                   147,607
                                                ----------
DRUGS -- 15.9%
   American Home Products            304,800        15,964
   Bristol-Myers Squibb              287,000        29,812
   Elan, ADR, PLC*                   166,000        11,962
   Merck                             130,000        16,843
   Pfizer                            472,400        50,045
   Schering Plough                   535,000        55,406
   Warner Lambert                    522,700        39,464
                                                ----------
                                                   219,496
                                                ----------
ENTERTAINMENT -- 3.7%
   HBO                               364,000        10,510
   Liberty Media Group, Cl A*        481,000        17,647
   Mirage Resorts*                 1,073,800        17,986
   Walt Disney                       218,000         5,518
                                                ----------
                                                    51,661
                                                ----------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
SEI INSTITUTIONAL MANAGED TRUST -- SEPTEMBER 30, 1998



LARGE CAP GROWTH FUND--CONCLUDED

--------------------------------------------------------------------------------
                                                  MARKET
DESCRIPTION                           SHARES    VALUE (000)
--------------------------------------------------------------------------------

ENVIRONMENTAL SERVICES -- 1.1%
   Waste Management                  314,000    $   15,092
                                                ----------
FINANCIAL SERVICES -- 7.1%
   Associates First Capital          263,700        17,206
   Charles Schwab                    286,100        11,265
   FNMA                              196,600        12,632
   Merrill Lynch                     323,400        15,321
   Morgan Stanley                    291,700        12,561
   T. Rowe Price & Associates        423,800        12,449
   Travelers                         453,100        16,991
                                                ----------
                                                    98,425
                                                ----------
FOOD, BEVERAGE & TOBACCO -- 2.6%
   Coca-Cola                         369,100        21,269
   Philip Morris                     308,700        14,219
                                                ----------
                                                    35,488
                                                ----------
GAS/NATURAL GAS -- 0.5%
   Enron                             118,400         6,253
                                                ----------
HOUSEHOLD PRODUCTS -- 4.9%
   General Electric                  432,000        34,371
   Gillette                          305,000        11,666
   Solectron*                        442,000        21,216
                                                ----------
                                                    67,253
                                                ----------
INSURANCE -- 2.2%
   American International Group      242,700        18,688
   Progressive of Ohio               100,000        11,275
                                                ----------
                                                    29,963
                                                ----------
MACHINERY -- 3.9%
   Applied Materials*                493,300        12,456
   Tyco International, Ltd.          738,200        40,786
                                                ----------
                                                    53,242
                                                ----------
MEDICAL PRODUCTS & SERVICES -- 2.4%
   Health Management
     Associates, Cl A*               419,650         7,659
   Medtronic                         429,800        24,875
                                                ----------
                                                    32,534
                                                ----------
MISCELLANEOUS BUSINESS SERVICES-- 7.2%
   Altera*                           256,000         8,992
   Automatic Data Processing          97,500         7,288
   Computer Sciences*                247,300        13,478
   Microsoft*                        525,700        57,860
   Pixar*                             66,200         2,590
   Sap Aktiengesellschaft ADR*       121,700         4,739
   Sungard Data Systems*             118,400         3,730
                                                ----------
                                                    98,677
                                                ----------
MISCELLANEOUS CONSUMER SERVICES -- 0.9%
   Robert Half International*        291,600        12,593
                                                ----------

--------------------------------------------------------------------------------
                                                  MARKET
DESCRIPTION                           SHARES    VALUE (000)
--------------------------------------------------------------------------------

PETROLEUM & FUEL PRODUCTS -- 1.2%
   BJ Services*                      187,800    $    3,052
   Halliburton                       328,000         9,368
   Noble Drilling*                   329,700         4,863
                                                ----------
                                                    17,283
                                                ----------
PRINTING & PUBLISHING -- 0.5%
   Time Warner                        86,500         7,574
                                                ----------
PROFESSIONAL SERVICES -- 1.2%
   Paychex                           318,200        16,407
                                                ----------
RAILROADS -- 0.5%
   Kansas City Southern Industries   187,100         6,548
                                                ----------
RETAIL -- 11.2%
   Bed Bath & Beyond*                231,000         5,400
   Costco*                           214,600        10,167
   CVS                               210,900         9,240
   Dayton-Hudson                     350,000        12,513
   Dollar General                    375,978        10,010
   Home Depot                      1,046,700        41,345
   Kohls*                            601,800        23,470
   Kroger*                            96,000         4,800
   Lowe's                            344,700        10,966
   Office Depot*                     198,200         4,447
   Sodexho Marriott Services*         36,800         1,104
   Staples*                          224,300         6,589
   Wal-Mart Stores                   291,000        15,896
                                                ----------
                                                   155,947
                                                ----------
SEMI-CONDUCTORS/INSTRUMENTS -- 1.3%
   Intel                             209,700        17,982
                                                ----------
TELEPHONES & TELECOMMUNICATION -- 5.3%
   Airtouch Communications*           75,900         4,326
   LM Ericsson Telephone, ADR        134,800         2,477
   Lucent Technologies               388,800        26,852
   MCI WorldCom*                     810,800        39,628
                                                ----------
                                                    73,283
                                                ----------
WHOLESALE -- 2.3%
   Cardinal Health                    79,900         8,250
   Safeway*                          501,600        23,262
                                                ----------
                                                    31,512
                                                ----------
Total Common Stocks
   (Cost $1,036,716)                             1,321,776
                                                ----------

U.S. TREASURY OBLIGATION -- 0.5%
   U.S. Treasury Bill
     5.050%, 11/19/98 (A)           $  6,450         6,415
                                                ----------
Total U.S. Treasury Obligation
   (Cost $6,410)                                     6,415
                                                ----------

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                                  MARKET
DESCRIPTION                           SHARES    VALUE (000)
--------------------------------------------------------------------------------


COMMERCIAL PAPER -- 1.5%
   Ford Motor
      5.520%, 10/01/98              $  5,234    $    5,234
   Prudential Funding
      5.350%, 10/01/98                   971           971
      5.300%, 10/02/98                14,553        14,551
                                                ----------
Total Commercial Paper
   (Cost $20,756)                                   20,756
                                                ----------

REPURCHASE AGREEMENT -- 0.8%
   Morgan Stanley 5.300%, dated
     09/30/98, matures 10/01/98,
     repurchase price $10,503,000
     (collateralized by U.S.
     Treasury Note, par value
     $10,590,000 5.500%, 02/29/00,
     total market value:
     $10,764,000)                     10,501        10,501
                                                ----------
Total Repurchase Agreement
   (Cost $10,501)                                   10,501
                                                ----------

MONEY MARKET -- 2.7%
   Evergreen Select Money
     Market Trust                     37,813        37,813
                                                ----------
Total Money Market
   (Cost $37,813)                                   37,813
                                                ----------
Total Investments -- 101.3%
   (Cost $1,112,196)                             1,397,261
                                                ----------
Other Assets and Liabilities, Net -- (1.3%)

Securities Purchased Payable                       (26,432)
Other Assets and Liabilities, Net                    8,370
                                                ----------
Total Other Assets and Liabilities,
   Net                                             (18,062)
                                                ----------

NET ASSETS:
Fund Shares of Class A (unlimited
   authorization -- no par value)
   based on 65,636,793 outstanding
   shares of beneficial interest                 1,078,331
Undistributed net investment income                    132
Accumulated net realized gain on
   investments                                      13,821
Net unrealized appreciation on
   futures                                           1,850
Net unrealized appreciation on
   investments                                     285,065
                                                ----------
Total Net Assets -- 100.0%                      $1,379,199
                                                ==========

Net Asset Value, Offering and Redemption
   Price Per Share -- Class A                       $21.01
                                                ==========


* NON-INCOME PRODUCING SECURITY
(A) SECURITY HAS BEEN PLEDGED AS COLLATERAL ON OPEN FUTURES CONTRACTS. ADR -- AMERICAN DEPOSITORY RECEIPT
CL -- CLASS
FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION
LTD. -- LIMITED
PLC -- PUBLIC LIMITED COMPANY

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

TAX MANAGED
LARGE CAP FUND
--------------------------------------------------------------------------------
                                                  MARKET
DESCRIPTION                           SHARES    VALUE (000)
--------------------------------------------------------------------------------

COMMON STOCKS -- 94.8%
AEROSPACE & DEFENSE -- 0.2%
   Litton Industries*                  4,700    $      282
                                                ----------
AIR TRANSPORTATION -- 1.0%
   AMR*                                9,900           549
   FDX*                               24,500         1,106
                                                ----------
                                                     1,655
                                                ----------
AIRCRAFT -- 1.3%
   Allied Signal                       6,700           237
   United Technologies                26,700         2,041
                                                ----------
                                                     2,278
                                                ----------
APPAREL/TEXTILES -- 0.4%
   VF                                 16,700           620
                                                ----------
AUTOMOTIVE -- 1.5%
   Ford Motor                         53,500         2,511
                                                ----------
BANKS -- 8.2%
   Banc One                           43,000         1,833
   Chase Manhattan                    52,400         2,266
   Comerica                           14,900           817
   First Chicago                      11,500           788
   Golden West Financial              10,300           843
   MBNA                               42,900         1,228
   NationsBank                        83,800         4,483
   PNC Bank                           34,000         1,530
   Washington Mutual                   7,100           240
                                                ----------
                                                    14,028
                                                ----------
BEAUTY PRODUCTS -- 2.3%
   Avon Products                      27,700           777
   Colgate Palmolive                  16,400         1,123
   Gillette                           34,700         1,327
   Procter & Gamble                    9,000           638
                                                ----------
                                                     3,865
                                                ----------
BROADCASTING, NEWSPAPERS &
   ADVERTISING -- 0.2%
   Clear Channel Communications*       6,600           313
                                                ----------
CHEMICALS -- 1.7%
   Eastman Chemical                   13,600           686
   FMC*                                  300            15
   Lubrizol                            4,000           106
   Millenium Chemicals                 2,400            45
   Nalco Chemical                     13,900           410
   PPG Industries                      7,800           426
   Praxair                            24,000           784
   Rohm & Haas                        12,900           359
   Union Carbide                       3,200           138
                                                ----------
                                                     2,969
                                                ----------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
SEI INSTITUTIONAL MANAGED TRUST -- SEPTEMBER 30, 1998


TAX MANAGED LARGE CAP FUND--CONTINUED

--------------------------------------------------------------------------------
                                                  MARKET
DESCRIPTION                           SHARES    VALUE (000)
--------------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT -- 1.3%
   GTE                                   600    $       33
   Lucent Technologies                24,000         1,657
   Tellabs*                           11,400           454
                                                ----------
                                                     2,144
                                                ----------
COMPUTERS & SERVICES -- 7.1%
   Lexmark                            16,000         1,109
   Cisco Systems*                     65,100         4,024
   Compaq Computer                    56,900         1,799
   Dell Computer*                     57,300         3,767
   IBM                                 9,600         1,229
   Quantum*                           12,000           190
                                                ----------
                                                    12,118
                                                ----------
CONCRETE & MINERAL PRODUCTS -- 0.0%
   Owens-Corning Fiberglass              700            23
                                                ----------
CONTAINERS & PACKAGING -- 0.5%
   Newell                             17,300           797
                                                ----------
DRUGS -- 8.2%
   Abbott Laboratories                28,500         1,238
   Amgen*                              9,700           733
   Bristol-Myers Squibb               28,500         2,960
   Merck                              12,400         1,607
   Pfizer                             18,500         1,960
   Pharmacia & Upjohn                    400            20
   Schering Plough                    43,300         4,484
   Warner Lambert                     12,900           974
                                                ----------
                                                    13,976
                                                ----------
ELECTRICAL SERVICES -- 2.2%
   Allegheny Energy                    5,700           180
   American Electric Power             7,500           366
   Baltimore Gas & Electric           11,700           390
   FPL Group                          14,600         1,017
   Unicom                             34,800         1,301
   Wisconsin Energy                   11,100           350
                                                ----------
                                                     3,604
                                                ----------
ENTERTAINMENT -- 2.1%
   HBO                                54,900         1,585
   Liberty Media Group, Cl A*         47,300         1,735
   Walt Disney                        20,000           506
                                                ----------
                                                     3,826
                                                ----------
ENVIRONMENTAL SERVICES -- 0.9%
   Waste Management*                  30,100         1,447
                                                ----------
FINANCIAL SERVICES -- 3.0%
   Associates First Capital           20,500         1,338
   Bear Stearns                       10,700           331
   FNMA                                9,500           610


--------------------------------------------------------------------------------
                                                  MARKET
DESCRIPTION                           SHARES    VALUE (000)
--------------------------------------------------------------------------------

   Merrill Lynch                      15,000    $      711
   Morgan Stanley                     33,300         1,434
   SLM Holding                        18,700           607
                                                ----------
                                                     5,031
                                                ----------
FOOD, BEVERAGE & TOBACCO -- 4.8%
   Anheuser Busch                      1,500            81
   Coca-Cola                          38,500         2,219
   General Mills                      10,100           707
   Interstate Bakeries                22,300           691
   Philip Morris                      62,100         2,860
   Ralston-Ralston Purina Group        5,900           173
   RJR Nabisco                        22,700           572
   Sara Lee                           15,300           826
   Tyson Foods                         2,500            50
                                                ----------
                                                     8,179
                                                ----------
GLASS PRODUCTS -- 0.5%
   Corning                            30,000           883
                                                ----------
HOTELS & LODGING -- 0.2%
   Promus Hotel*                       9,600           265
                                                ----------
HOUSEHOLD PRODUCTS -- 1.7%
   Solectron*                         44,900         2,155
   Whirlpool                          15,000           705
                                                ----------
                                                     2,860
                                                ----------
INSURANCE -- 5.7%
   Aetna                               6,500           452
   Allstate                           29,500         1,230
   American General                   12,800           818
   American International Group       15,100         1,163
   Chubb                              21,600         1,361
   Cigna                               7,020           464
   Exel Ltd., Cl A*                    7,300           460
   Pacificare Health Systems, Cl B*    1,550           115
   Safeco                              9,900           413
   St. Paul                           13,000           422
   SunAmerica                          3,800           232
   Transamerica                        5,600           594
   Travelers                          52,200         1,957
                                                ----------
                                                     9,681
                                                ----------
MACHINERY -- 2.9%
   Caterpillar                        17,700           789
   General Electric                   46,600         3,708
   Ingersoll Rand                     13,100           497
                                                ----------
                                                     4,994
                                                ----------
MARINE TRANSPORTATION -- 0.3%
   Carnival, Cl A                     14,900           474
                                                ----------

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                                  MARKET
DESCRIPTION                           SHARES    VALUE (000)
--------------------------------------------------------------------------------

MEDICAL PRODUCTS & SERVICES -- 1.5%
   Becton, Dickinson                  12,000    $      493
   Guidant                             7,900           587
   Healthsouth Corporation*           21,100           223
   Medtronic                          22,700         1,314
                                                ----------
                                                     2,617
                                                ----------
MISCELLANEOUS BUSINESS SERVICES -- 3.5%
   Altera*                            24,600           864
   Computer Associates
     International                    15,200           562
   Microsoft*                         24,000         2,641
   Oracle Systems*                    27,300           795
   Sun Microsystems*                  16,500           822
   Teradyne*                          16,300           297
                                                ----------
                                                     5,981
                                                ----------
MISCELLANEOUS MANUFACTURING -- 1.7%
   Tyco International Ltd.            51,400         2,840
                                                ----------
PAPER & PAPER PRODUCTS -- 4.0%
   Champion International             34,900         1,093
   Consolidated Papers                27,700           696
   Fort James                          8,900           292
   International Paper                55,600         2,592
   Kimberly-Clark                      7,700           312
   Mead                                4,400           130
   Temple-Inland                      18,500           886
   Union Camp                          1,950            77
   Westvaco                            2,400            58
   Willamette Industries              25,000           717
                                                ----------
                                                     6,853
                                                ----------
PETROLEUM & FUEL PRODUCTS -- 1.3%
   BJ Services*                       11,000           179
   Halliburton                        33,000           943
   Noble Drilling*                    30,000           442
   Phillips Petroleum                 15,300           690
                                                ----------
                                                     2,254
                                                ----------
PETROLEUM REFINING -- 1.3%
   Amoco                              50,500         2,721
   Ashland                            11,800           546
   Coastal                            21,200           716
   Exxon                              18,300         1,284
   Lyondell Petrochemical             24,000           534
   Mobil                               6,450           490
                                                ----------
                                                     6,291
                                                ----------
PHOTOGRAPHIC EQUIPMENT & SUPPLIES -- 0.2%
   Eastman Kodak                       4,800           371
                                                ----------
PRINTING & PUBLISHING -- 0.7%
   Lafarge                             7,600           217
   New York Times, Cl A                9,600           264


--------------------------------------------------------------------------------
                                                  MARKET
DESCRIPTION                           SHARES    VALUE (000)
--------------------------------------------------------------------------------

   Time Warner                         4,100    $      359
   Tribune                             7,700           387
                                                ----------
                                                     1,227
                                                ----------
PROFESSIONAL SERVICES -- 0.3%
   IMS Health                          9,400           582
                                                ----------
RAILROADS -- 1.3%
   Norfolk Southern                   43,600         1,267
   Union Pacific                      22,000           938
                                                ----------
                                                     2,205
                                                ----------
RETAIL -- 7.5%
   Dayton-Hudson                      34,100         1,219
   Dillards, Cl A                     14,800           419
   Home Depot                         50,300         1,987
   JC Penney                          44,500         2,000
   Kohls*                             34,600         1,349
   Kroger*                             9,100           455
   May Department Stores               9,000           464
   Tech Data*                          2,600           130
   The Gap                            14,500           765
   TJX                                39,700           707
   Toys `R' Us*                       22,600           366
   Wal-Mart Stores                    51,700         2,824
                                                ----------
                                                    12,685
                                                ----------
RUBBER & PLASTIC -- 2.5%
   Dow Chemical                       29,300         2,503
   Goodyear Tire & Rubber             33,600         1,726
                                                ----------
                                                     4,229
                                                ----------
SEMI-CONDUCTORS/INSTRUMENTS -- 0.8%
   Intel                              10,000           858
   National Semiconductor*            50,000           484
                                                ----------
                                                     1,342
                                                ----------
SPECIALTY MACHINERY -- 0.2%
   American Standard*                 15,000           396
                                                ----------
STEEL & STEEL WORKS -- 1.4%
   Alcan Aluminum                     18,800           441
   Aluminum Company of America        28,300         2,009
                                                ----------
                                                     2,450
                                                ----------
TELEPHONES & TELECOMMUNICATION -- 3.5%
   Ameritech                          23,400         1,109
   AT&T                               23,400         1,367
   MCI WorldCom*                      69,500         3,397
                                                ----------
                                                     5,873
                                                ----------
TRANSPORTATION SERVICES -- 0.7%
   CSX                                29,000         1,220
                                                ----------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
SEI INSTITUTIONAL MANAGED TRUST -- SEPTEMBER 30, 1998


TAX MANAGED LARGE
CAP FUND--CONCLUDED


--------------------------------------------------------------------------------
                                  SHARES/FACE    MARKET
DESCRIPTION                       AMOUNT (000)VALUE (000))
--------------------------------------------------------------------------------

WHOLESALE -- 1.8%
   Johnson & Johnson                  28,700    $    2,246
   Safeway*                           16,700           774
                                                ----------
                                                     3,020
                                                ----------
Total Common Stocks
   (Cost $173,584)                                 161,259
                                                ----------

TREASURY BILL -- 0.7%
   U.S. Treasury Bill
      5.050%, 11/19/98 (A)            $1,175         1,169
                                                ----------
Total Treasury Bill
   (Cost $1,167)                                     1,169
                                                ----------

COMMERCIAL PAPER -- 3.9%
   Prudential Funding
      5.350%, 10/01/98                 6,605         6,605
                                                ----------
Total Commercial Paper
   (Cost $6,605)                                     6,605
                                                ----------

REPURCHASE AGREEMENT -- 4.0%
   Morgan Stanley 5.330%, dated
     09/30/98, matures 10/01/98,
     repurchase price $6,830,000
     (collateralized by FHLB,
     par value $13,190,000,
     0.00%-7.350%, 12/03/12-
     08/11/17, total market
     value: $7,032,000)                6,829         6,829
                                                ----------
Total Repurchase Agreement
   (Cost $6,829)                                     6,829
                                                ----------

MONEY MARKET -- 1.3%
   Evergreen Select Money
     Market Fund                       2,155         2,155
                                                ----------
Total Money Market
   (Cost $2,155)                                     2,155
                                                ----------
Total Investments -- 104.7%
   (Cost $190,340)                                 178,017
                                                ----------
Other Assets and Liabilities,
   Net-- (4.7%)
   Securities Purchased Payable                     (8,299)
   Other Assets and Liabilities, Net                   379
                                                ----------
Total Other Assets and Liabilities,
   Net                                              (7,920)
                                                ----------

--------------------------------------------------------------------------------
                                                  MARKET
DESCRIPTION                                     VALUE (000)
--------------------------------------------------------------------------------


NET ASSETS:
Fund Shares of Class A (unlimited
   authorization -- no par value) based on
   17,691,306 outstanding shares of
   beneficial interest                            $185,332
Undistributed net investment income                    483
Accumulated net realized loss
   on investments                                   (3,607)
Net unrealized appreciation on futures                 212
Net unrealized depreciation on investments         (12,323)
                                                ----------
Total Net Assets-- 100.0%                         $170,097
                                                ==========

Net Asset Value, Offering and Redemption
   Price Per Share-- Class A                         $9.61
                                                ==========

* NON-INCOME PRODUCING SECURITY
(A) SECURITY HAS BEEN PLEDGED AS COLLATERAL ON OPEN FUTURES CONTRACTS.
CL -- CLASS
FHLB -- FEDERAL HOME LOAN BANK
FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION
LTD. -- LIMITED

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

SMALL CAP VALUE FUND

COMMON STOCKS -- 92.7%
AEROSPACE & DEFENSE -- 1.2%
   Cole National*                     73,360    $    1,527
   Cordant Technologies                1,900            80
   Esco Electronics*                  51,050           523
   Gencorp                            11,500           221
   Homebase*                         427,100         2,856
                                                ----------
                                                     5,207
                                                ----------
AGRICULTURE -- 0.4%
   Springs Industries, Cl A            6,400           222
   Sylvan*                           126,400         1,691
                                                ----------
                                                     1,913
                                                ----------
AIR TRANSPORTATION -- 0.7%
   Airborne Freight                   38,900           673
   Alaska Airgroup*                    3,200           109
   America West Holdings, Cl B*       45,300           566
   Continental Airlines, Cl B*         4,900           185
   Skywest                            69,380         1,327
                                                ----------
                                                     2,860
                                                ----------

--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
                                                  MARKET
DESCRIPTION                           SHARES    VALUE (000)
--------------------------------------------------------------------------------

APPAREL/TEXTILES -- 2.2%
   Cone Mills*                       259,800    $    1,299
   Dan River*                        120,400         1,324
   Galey & Lord*                      33,400           399
   Gerber Childrenswear*              86,250           685
   Guilford Mills                    131,430         1,955
   Interface                          14,400           173
   Kellwood                           28,770           773
   Pillowtex                          31,470           924
   Quaker Fabric*                     92,350           433
   Quiksilver*                        77,600         1,411
                                                ----------
                                                     9,376
                                                ----------
AUTOMOTIVE -- 2.0%
   Arvin Industries                   39,800         1,483
   Borg-Warner Automotive             18,910           701
   Coachmen Industries                95,700         1,902
   Delco Remy International*         110,400         1,235
   Smith (A.O.)                       28,550           560
   Standard Motor Products           104,300         2,542
                                                ----------
                                                     8,423
                                                ----------
BANKS -- 7.1%
   Albank Financial                   18,280         1,019
   Andover Bancorp                    26,362           827
   Astoria Financial                  14,530           612
   Bancorpsouth                       11,800           212
   Bank North Group                  108,700         3,179
   Carolina First                     28,400           628
   Chittenden                          2,400            72
   City National                       5,400           169
   CNB Bancshares                     23,625         1,081
   Coast Federal*                     90,400           797
   Commercial Federal                  6,600           156
   Cullen/Frost Bankers                5,500           265
   Dime Bancorp                       30,242           766
   Dime Community Bancorp            119,100         2,471
   Downey Financial                   34,580           823
   Firstfed Financial*               112,040         1,912
   Long Island Bancorp                17,800           857
   PFF Bancorp*                      155,500         2,371
   Prime Bancshares                   81,000         1,397
   Republic Bancorp                   77,238         1,043
   Resource Bancshares
     Mortgage Group                   11,600           206
   Richmond County Financial         170,000         2,550
   SIS Bancorp                        26,630         1,029
   St. Paul Bancorp                   16,600           362
   Staten Island Bancorp             216,700         3,901
   T R Financial                      33,230           885
   Webster Financial                  34,300           836
   Westamerica Bancorporation          8,300           240
                                                ----------
                                                    30,666
                                                ----------

--------------------------------------------------------------------------------
                                                  MARKET
DESCRIPTION                           SHARES    VALUE (000)
--------------------------------------------------------------------------------

BEAUTY PRODUCTS -- 0.9%
   Block Drug, Cl A                   25,526    $      919
   Chemed                              3,300            93
   French Fragrances*                103,400           750
   Playtex Products*                 164,800         2,318
                                                ----------
                                                     4,080
                                                ----------
BROADCASTING, NEWSPAPERS &
   ADVERTISING -- 0.5%
   Emmis Broadcasting*                57,000         2,152
                                                ----------
BUILDING & CONSTRUCTION -- 2.1%
   Building Material Holding*        141,800         1,861
   Centex                             40,360         1,392
   Engle Homes                        75,600         1,075
   Pulte                              15,700           386
   Ryland Group                       43,800         1,068
   Standard Pacific                   13,900           196
   Toll Brothers*                     95,200         2,184
   US Home*                            6,300           185
   Webb (Del E.)                       9,700           204
   Willbros Group*                    54,000           344
                                                ----------
                                                     8,895
                                                ----------
BUILDING & CONSTRUCTION SUPPLIES-- 0.6%
   MDC Holdings                       90,090         1,661
   Nortek*                            26,120           712
                                                ----------
                                                     2,373
                                                ----------
CHEMICALS -- 1.6%
   Cambrex                            76,300         1,798
   Dexter                             27,650           677
   General Chemical Group             95,000         1,793
   Mississippi Chemical                8,600           104
   HB Fuller                          17,610           667
   OM Group                           48,800         1,376
   Wellman                            42,100           537
                                                ----------
                                                     6,952
                                                ----------
COMMUNICATIONS EQUIPMENT -- 0.1%
   Applied Signal Technology*         50,100           617
                                                ----------
COMPUTERS & SERVICES -- 2.1%
   Catalina Marketing*                 4,200           197
   Compucom Systems*                  62,000           248
   HMT Technology*                   108,400           847
   Kentek Information Systems        103,700           668
   Maxtor Corp*                      244,400         2,139
   National Computer Systems          47,400         1,398
   Neomagic*                           9,800           113
   Wang Laboratories*                172,400         3,340
                                                ----------
                                                     8,950
                                                ----------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
SEI INSTITUTIONAL MANAGED TRUST -- SEPTEMBER 30, 1998


SMALL CAP VALUE FUND--CONTINUED

--------------------------------------------------------------------------------
                                  SHARES/FACE     MARKET
DESCRIPTION                       AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------

CONCRETE & MINERAL PRODUCTS -- 0.2%
   Florida Rock Industries            34,240    $      847
                                                ----------
CONSUMER PRODUCTS -- 1.1%
   Brown Group                        59,600           916
   Maxwell Shoe*                      84,300         1,001
   Timberland, Cl A*                  33,200         1,212
   US Can*                            97,700         1,429
                                                ----------
                                                     4,558
                                                ----------
CONTAINERS & PACKAGING -- 1.3%
   Ball                              117,100         4,128
   Silgan Holdings*                   60,200         1,430
                                                ----------
                                                     5,558
                                                ----------
DRUGS -- 1.0%
   Ivax                              511,200         4,473
                                                ----------
ELECTRICAL SERVICES -- 5.2%
   BEC Energy                          8,300           362
   Calpine*                            3,900            79
   Cleco                              40,080         1,350
   Commonwealth Energy System         40,980         1,491
   Conectiv                            5,300           121
   El Paso Electric*                 545,400         5,284
   Nevada Power                      117,700         3,163
   Orange & Rockland Utility           4,300           236
   Public Service of New Mexico      143,670         3,188
   Rochester Gas & Electric           99,300         3,103
   Sierra Pacific Resources           33,340         1,294
   Sigcorp                            41,600         1,344
   United Illuminating                21,800         1,139
                                                ----------
                                                    22,154
                                                ----------
ELECTRICAL TECHNOLOGY -- 0.5%
   Belden                             45,500           611
   General Cable                      87,000         1,610
                                                ----------
                                                     2,221
                                                ----------
ENTERTAINMENT -- 0.7%
   Hastings Entertainment*           103,050           889
   King World Productions*             7,700           201
   Primadonna Resorts*               212,700         1,635
   Royal Olympic Cruise Lines*        67,600           444
                                                ----------
                                                     3,169
                                                ----------
FINANCIAL SERVICES -- 1.5%
   Dain Rauscher                      19,160           604
   Eaton Vance                         8,300           191




--------------------------------------------------------------------------------
                                  SHARES/FACE    MARKET
DESCRIPTION                       AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------

   Greenbrier                        120,000    $    1,703
   Heller Financial*                  84,600         2,030
   JSB Financial                      21,850         1,121
   Metris                             14,423           673
   Peoples Heritage
     Financial Group                   8,500           152
                                                ----------
                                                     6,474
                                                ----------
FOOD, BEVERAGE & TOBACCO -- 1.7%
   Adolph Coors, Cl B                 32,530         1,494
   Aurora Foods*                      73,700         1,013
   M & F Worldwide*                  112,400         1,117
   Pilgrims Pride                     32,200           670
   Schweitzer-Manduit                 36,100           785
   Smithfield Foods*                 117,100         2,071
   Universal Foods                     7,100           148
                                                ----------
                                                     7,298
                                                ----------
GAS/NATURAL GAS -- 1.4%
   Atmos Energy                        7,600           217
   Connecticut Energy                 37,220         1,005
   Energen                            36,460           693
   Oneok                               5,600           190
   Southwest Gas                      35,700           730
   Washington Gas Light              116,300         3,220
                                                ----------
                                                     6,055
                                                ----------
GLASS PRODUCTS -- 0.4%
   Libbey                             59,800         1,764
                                                ----------
HOUSEHOLD FURNITURE & FIXTURES -- 0.6%
   Ethan Allen Interiors               6,200           225
   Furniture Brands International*    85,600         1,669
   O'Sullivan Industries Holdings*    66,280           642
                                                ----------
                                                     2,536
                                                ----------
HOUSEHOLD PRODUCTS -- 1.1%
   American Safety Razor*            125,760         1,226
   Holophane*                         66,900         1,639
   NCH                                12,730           781
   Thomas Industries                  42,595           913
                                                ----------
                                                     4,559
                                                ----------
INSURANCE -- 10.6%
   Allmerica Financial                45,500         2,713
   American Heritage
     Life Insurance                   35,900           819
   Amerin*                             7,900           149
   Arm Financial Group                78,900         1,401
   Arthur J. Gallegher                 4,400           182
   Capital Re                         11,300           309

--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
                                                  MARKET
DESCRIPTION                           SHARES    VALUE (000)
--------------------------------------------------------------------------------

   CNA Surety*                       189,800    $    2,752
   Delphi Financial Group, Cl A*      18,328           722
   EW Blanch Holdings                 67,600         2,615
   Enhance Financial
     Services Group                   62,900         1,860
   Everest Reinsurance Holdings       66,200         2,470
   FLB Financial Group, Cl A           3,100            72
   FPIC Insurance Group*              58,300         1,618
   Financial Security Assurance
     Holdings                          7,400           361
   First American Financial           45,525         1,457
   Fremont General                    20,800           998
   Harleysville Group                 88,300         1,821
   HCC Insurance Holdings             76,900         1,490
   Horace Mann Educators             102,600         3,078
   IPC Holdings                      151,700         3,489
   LaSalle Re Holdings                51,900         1,382
   Life USA Holdings                  36,290           476
   Orion Capital                      24,000           857
   Penn Treaty American*              30,100           726
   PMI Group                          30,800         1,409
   Presidential Life                  60,420           906
   Reliance Group Holdings           106,400         1,496
   Renaissancere Holdings             53,000         2,405
   RLI                                25,537           970
   State Auto Financial              104,400         1,449
   Stirling Cooke Brown Holdings      48,800           720
   Terra Nova Holdings                83,000         2,241
   Zenith National Insurance          11,600           291
                                                ----------
                                                    45,704
                                                ----------
LEASING & RENTING -- 0.6%
   Aaron Rents                        51,500           773
   Leasing Solutions*                 28,900           791
   Xtra                               18,600           866
                                                ----------
                                                     2,430
                                                ----------
LEISURE PRODUCTS -- 0.9%
   Department 56*                      3,100            84
   Fossil*                             8,600           117
   Jan Bell Marketing*               250,900         1,631
   Velcro Industries                  18,500         2,211
                                                ----------
                                                     4,043
                                                ----------
LUMBER & WOOD PRODUCTS -- 0.5%
   American Woodmark                  48,800         1,238
   T J International                  37,490           703
                                                ----------
                                                     1,941
                                                ----------
MACHINERY -- 1.8%
   Amcast Industrial                  38,310           563
   Commercial Intertech               38,700           714
   Gardner Denver Machinery*          27,195           384


--------------------------------------------------------------------------------
                                                  MARKET
DESCRIPTION                           SHARES    VALUE (000)
--------------------------------------------------------------------------------

   Gehl*                              21,100    $      288
   Gleason                            32,230           518
   Graco                               9,500           221
   Idex                                6,300           167
   Lincoln Electric Holdings          16,300           379
   Moog, Cl A                         54,400         1,574
   SPS Technologies*                   5,600           261
   Wyman-Gordan*                     199,400         2,866
                                                ----------
                                                     7,935
                                                ----------
MANUFACTURING -- 1.3%
   Avondale Industries*              217,910         5,393
                                                ----------
MARINE TRANSPORTATION -- 0.9%
   Oak Industries*                    78,300         2,114
   Sea Containers                     72,200         1,737
                                                ----------
                                                     3,851
                                                ----------
MEASURING DEVICES -- 0.0%
   Cohu                                4,400            73
                                                ----------
MEDICAL PRODUCTS & SERVICES -- 4.1%
   Del Global Technologies*          149,200         1,100
   Genesis Health Ventures*           95,700         1,172
   Haemonetics*                      139,800         2,691
   Idexx*                             84,600         2,020
   Integrated Health Services         71,000         1,194
   Mariner Post-Acute Network*       182,325           934
   Maxxim Medical*                    56,000         1,439
   Novacare*                         287,810           881
   Physio-Control International*      72,100         1,983
   Steris*                             3,800           107
   Sun Healthcare Group*             132,394           861
   Trigon Healthcare*                105,500         3,271
                                                ----------
                                                    17,653
                                                ----------
METALS & MINING -- 0.3%
   Cleveland Cliffs                   28,250         1,102
                                                ----------
MINING -- 0.2%
   Wolverine Tube*                    50,600         1,066
                                                ----------
MISCELLANEOUS BUSINESS SERVICES-- 2.2%
   American Bank Note*               115,100           906
   Learning*                         278,700         5,522
   Midway Games*                     143,366         1,676
   Wall Data*                         95,700         1,459
                                                ----------
                                                     9,563
                                                ----------
MISCELLANEOUS MANUFACTURING -- 0.0%
   RMI Titanium*                       5,100           103
                                                ----------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

SEI INSTITUTIONAL MANAGED TRUST -- SEPTEMBER 30, 1998



SMALL CAP VALUE FUND--CONCLUDED

--------------------------------------------------------------------------------
                                                  MARKET
DESCRIPTION                           SHARES    VALUE (000)
--------------------------------------------------------------------------------

OFFICE FURNITURE & FIXTURES -- 0.4%
   Day Runner*                        44,200    $      862
   Kimball International              46,400           713
                                                ----------
                                                     1,575
                                                ----------
PAPER & PAPER PRODUCTS -- 1.1%
   Boise Cascade Office Products*    147,200         1,343
   Earthgrains                        56,900         1,760
   Rock Tenn, Cl A                     2,200            24
   Shorewood Packaging*              130,500         1,762
                                                ----------
                                                     4,889
                                                ----------
PETROLEUM & FUEL PRODUCTS -- 1.2%
   Berry Petroleum                   141,900         1,827
   Giant Industries                   44,460           536
   Helmerich & Payne                  10,200           214
   Seacor Holdings*                   47,300         1,963
   St. Mary Land & Exploration         4,500           107
   Swift Energy*                      66,800           647
                                                ----------
                                                     5,294
                                                ----------
PETROLEUM REFINING -- 0.4%
   Tesoro Petroleum*                 132,700         1,733
                                                ----------
PRINTING & PUBLISHING -- 4.4%
   Big Flower Holdings*              149,200         3,488
   Bowne                              96,200         1,629
   Journal Register*                  65,600           968
   Lone Star Industries               24,760         1,479
   Southdown                          27,130         1,221
   Standard Register                  31,140           847
   Valassis Communications*           93,600         3,744
   World Color Press*                179,700         5,571
                                                ----------
                                                    18,947
                                                ----------
PROFESSIONAL SERVICES -- 0.2%
   Consolidated Graphics*              3,600           137
   Indigo Aviation ADR*               94,300           813
                                                ----------
                                                       950
                                                ----------
REAL ESTATE INVESTMENT TRUSTS -- 2.2%
   Brandywine Realty Trust            59,500         1,138
   Burnham Pacific Properties        106,400         1,483
   Equity Inns                       165,000         1,908
   Healthcare Realty Trust            58,200         1,484
   Franchise Finance of America        7,000           192
   Pacific Gulf Properties            58,200         1,171
   RFS Hotel Investors               156,100         1,873
                                                ----------
                                                     9,249
                                                ----------
REPAIR SERVICES -- 0.8%
   Rollins Truck Leasing             300,250         3,359
                                                ----------

--------------------------------------------------------------------------------
                                                  MARKET
DESCRIPTION                           SHARES    VALUE (000)
--------------------------------------------------------------------------------

RETAIL -- 8.5%
   Ann Taylor Stores*                 35,600    $      723
   Burlington Coat Factory*           85,220         1,257
   Bon Ton Stores*                   101,700           763
   Brylane*                           42,800           685
   Claire's Stores                   122,300         2,201
   Dominick's Supermarkets Inc        71,900         3,074
   Dress Barn*                        42,910           520
   Eagle Hardware & Garden*           47,800         1,037
   Finlay Enterprises*                72,900           611
   Fingerhut                          45,300           498
   Longs Drug Stores                  56,000         2,251
   Maxim Group*                       68,300         1,289
   Neiman-Marcus                       6,400           138
   O'Charleys*                       100,300         1,016
   Rare Hospitality*                  93,000         1,000
   Ross Stores                         7,800           223
   Ruby Tuesday                       98,800         1,494
   Ruddick                           253,800         4,315
   Ryan's Family Steak Houses*       130,180         1,554
   Shopko Stores                     178,160         5,790
   Talbots                            35,600           636
   Tropical Sportswear               113,100         2,107
   Zale                              132,400         3,393
                                                ----------
                                                    36,575
                                                ----------
SEMI-CONDUCTORS/INSTRUMENTS -- 1.2%
   Applied Micro Circuits*             6,500            97
   AVX                               155,900         2,319
   Burr-Brown*                        67,375         1,145
   Stoneridge*                        98,200         1,590
                                                ----------
                                                     5,151
                                                ----------
SPECIALTY CONSTRUCTION -- 0.9%
   DR Horton                         236,200         3,779
                                                ----------
SPECIALTY MACHINERY -- 0.7%
   Fedders                           163,200           755
   Hussman International              94,400         1,339
   Pameco*                            48,800           756
                                                ----------
                                                     2,850
                                                ----------
STEEL & STEEL WORKS -- 1.0%
   AK Steel Holding                   11,200           184
   Armco*                            144,700           724
   Inland Steel Industries            42,354           921
   National Steel, Cl B               63,330           443
   Quanex                             46,200           915
   Reliance Steel & Aluminum          30,040           986
                                                ----------
                                                     4,173
                                                ----------

--------------------------------------------------------------------------------




--------------------------------------------------------------------------------
                                  SHARES/FACE     MARKET
DESCRIPTION                       AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------

TECHNOLOGY, GENERAL -- 1.3%
   Buckeye Technologies*             153,200    $    2,767
   Marshall Industries*               58,200         1,284
   Walter Industries*                119,800         1,490
                                                ----------
                                                     5,541
                                                ----------
TELEPHONES & TELECOMMUNICATION -- 0.0%
   Aliant Communications               5,900           146
                                                ----------
TESTING LABORATORIES -- 0.0%
   Curative Technologies*              3,800           116
                                                ----------
TRANSPORTATION SERVICES -- 0.2%
   GATX                               32,880         1,087
                                                ----------
TRUCKING -- 0.8%
   Arkansas Best*                     40,400           232
   Arnold Industries                   9,400           135
   Pittston Services                  52,600         1,841
   US Freightways                     32,570           647
   Yellow*                            34,150           461
                                                ----------
                                                     3,316
                                                ----------
WATER UTILITIES -- 0.0%
   California Water Service Group      5,300           120
                                                ----------
WHOLESALE -- 5.8%
   Barnes Group                       38,450         1,105
   Bindley Western Industries         50,000         1,650
   BJ Wholesale Club*                288,700        10,610
   CHS Electronics*                    6,600            72
   Commercial Metals                   6,200           143
   Ingram Micro*                       2,800           150
   Marquette Medical Systems, Cl A*   71,600         3,110
   Richfood Holdings                  39,600           609
   Serologicals*                       6,800           171
   Standard Commercial                25,270           188
   Tower Automotive*                 206,900         4,086
   United Stationers                  69,600         1,662
   Universal                          35,230         1,259
                                                ----------
                                                    24,815
                                                ----------
Total Common Stocks
   (Cost $415,524)                                 398,652
                                                ----------

U.S. TREASURY OBLIGATION -- 0.7%
   United States Treasury Bill
      5.050%, 11/19/98 (A)            $3,100         3,083
                                                ----------
Total U.S. Treasury Obligation
   (Cost $3,080)                                     3,083
                                                ----------

--------------------------------------------------------------------------------
                                      FACE        MARKET
DESCRIPTION                       AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------

REPURCHASE AGREEMENT -- 8.3%
   Morgan Stanley 5.330%, dated
     09/30/98, matures 10/01/98,
     repurchase price $35,496,000,
     collateralized by various
     FHLB Obligations, total par
     value $35,170,000,
     6.150%-7.500%,
     10/29/07- 02/19/13,
     total market value:
     $36,417,000)                    $35,491     $  35,491
                                                ----------
Total Repurchase Agreement
   (Cost $35,491)                                   35,491
                                                ----------

MONEY MARKET -- 0.0%
   Evergreen Select Money
     Market Fund                          48            48
                                                ----------
Total Money Market
   (Cost $48)                                           48
                                                ----------
Total Investments -- 101.7%
   (Cost $454,143)                                 437,274
                                                ----------
Other Assets and Liabilities, Net -- (1.7%)
   Securities Sold Receivable                        5,119
   Securities Purchased Payable                    (10,307)
   Other Assets and Liabilities, Net                (2,076)
                                                ----------
Total Other Assets and Liabilities, Net             (7,264)
                                                ----------

NET ASSETS:
Fund Shares of Class A (unlimited
   authorization -- no par value) based on
   31,450,696 outstanding shares
   of beneficial interest                          442,686
Undistributed net investment income                    530
Accumulated net realized gain
   on investments                                    2,835
Net unrealized appreciation on futures                 828
Net unrealized depreciation on investments         (16,869)
                                                ----------
Total Net Assets-- 100.0%                       $  430,010
                                                ==========

Net Asset Value, Offering and Redemption
   Price Per Share-- Class A                        $13.67
                                                ==========

* NON-INCOME PRODUCING SECURITY
(A) SECURITY HAS BEEN PLEDGED AS COLLATERAL ON OPEN FUTURES CONTRACTS. ADR -- AMERICAN DEPOSITORY RECEIPT
CL -- CLASS
FHLB -- FEDERAL HOME LOAN BANK

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
SEI INSTITUTIONAL MANAGED TRUST -- SEPTEMBER 30, 1998



SMALL CAP GROWTH FUND

--------------------------------------------------------------------------------
                                                  MARKET
DESCRIPTION                           SHARES    VALUE (000)
--------------------------------------------------------------------------------


COMMON STOCKS -- 94.9%
AEROSPACE & DEFENSE -- 0.2%
   Aeroflex*                         131,600    $    1,300
                                                ----------
AIR TRANSPORTATION -- 1.0%
   Alaska Airgroup*                   44,300         1,509
   Mesaba Holdings*                   75,750         1,098
   Skywest                           137,800         2,635
                                                ----------
                                                     5,242
                                                ----------
AIRCRAFT -- 0.2%
   BE Aerospace*                      40,000           880
                                                ----------
APPAREL/TEXTILES -- 2.2%
   Interface                          87,600         1,051
   Mohawk Industries*                 48,900         1,339
   Nautica Enterprises*               45,000           841
   Novel Denim Holdings*              49,700           584
   Phillips Van Heusen                88,000           836
   Quiksilver*                        86,200         1,568
   St. John Knits                     24,200           390
   Tarrant Apparel Group*             99,100         2,403
   Tefron*                            66,300           522
   Tommy Hilfiger*                    43,900         1,800
   Wolverine World Wide               39,500           430
                                                ----------
                                                    11,764
                                                ----------
AUTOMOTIVE -- 0.8%
   Gentex*                            66,000           990
   Monaco Coach*                      55,200         1,394
   United Rentals*                    80,300         1,922
                                                ----------
                                                     4,306
                                                ----------
BANKS -- 1.6%
   Astoria Financial                  20,000           842
   Commercial Federal                 30,000           707
   Community First Bankshares         52,000           923
   Cullen/Frost Bankers               20,000           965
   Downey Financial                   25,987           619
   Hubco                              15,913           404
   Peoples Heritage Financial Group   38,000           682
   Silicon Valley Bancshares*         28,800           461
   Southwest Bancorp of Texas*        40,000           625
   Telebanc Financial Group*          12,700           205
   UST                                57,457         1,214
   Westamerica Bancorporation         34,500           998
                                                ----------
                                                     8,645
                                                ----------

--------------------------------------------------------------------------------
                                                  MARKET
DESCRIPTION                           SHARES    VALUE (000)
--------------------------------------------------------------------------------

BROADCASTING, NEWSPAPERS &
   ADVERTISING -- 1.6%
   Cox Radio, Cl A*                   24,200    $      850
   Emmis Broadcasting*                42,700         1,612
   Getty Images*                      96,100         1,670
   Lamar Advertising*                 53,500         1,498
   Scandanavian Broadcasting*         44,900           954
   TMP Worldwide*                     64,200         2,107
                                                ----------
                                                     8,691
                                                ----------
BUILDING & CONSTRUCTION -- 1.7%
   Crossman Communities*              25,000           503
   Engle Homes                        47,200           671
   Granite Construction               51,300         1,510
   Jacobs Engineering Group*          38,500         1,193
   Lennar                             85,100         1,899
   Pulte                              48,900         1,201
   Ryland Group                       61,900         1,509
   US Home*                           20,000           587
                                                ----------
                                                     9,073
                                                ----------
CHEMICALS -- 0.2%
   OM Group                           38,000         1,071
                                                ----------
COMMUNICATIONS -- 0.1%
   Wavephore*                         51,100           326
                                                ----------
COMMUNICATIONS EQUIPMENT -- 2.9%
   Black Box*                         25,000           606
   Broadcom, Cl A*                    24,500         1,739
   Comverse Technology*               31,775         1,299
   Concord Communications*            62,900         2,500
   Dionex*                             8,000           186
   DM Management*                    173,350         1,398
   DSP Communications*                87,000           718
   Mercury Interactive*               68,200         2,707
   Polycom*                           78,100         1,030
   Power Integration*                 40,000           542
   Reltec*                            38,800           572
   Tekelec*                          157,800         2,406
                                                ----------
                                                    15,703
                                                ----------
COMPUTERS & SERVICES -- 6.3%
   24/7 Media*                       168,100         1,807
   Apex PC Solutions*                 75,900         1,490
   Avid Technology*                   42,500         1,012
   CMG Information Services*          39,800         2,119
   Earthlink Network*                 76,500         3,156
   HMT Technology*                   115,100           899
   HNC Software*                      78,700         3,197
   Inspire Insurance Solutions*       51,750         1,223
   Level One Communications*         111,275         2,239

--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
                                                  MARKET
DESCRIPTION                           SHARES    VALUE (000)
--------------------------------------------------------------------------------

   Maxwell Technologies*              66,000    $    1,386
   Micros Systems*                    75,200         2,256
   N2k*                              207,300         1,490
   Network Appliance*                 65,100         3,296
   New Era of Networks*               34,300         1,398
   Pilot Network Services*             4,600            30
   Pinnacle Systems*                  17,900           465
   Psinet*                           124,500         1,735
   QRS*                               47,500         1,514
   Sportsline USA*                   212,500         3,705
                                                ----------
                                                    34,417
                                                ----------
CONCRETE & MINERAL PRODUCTS -- 0.2%
   Ferro                              45,250           899
                                                ----------
DRUGS -- 3.7%
   Anesta*                            49,900           929
   ChiRex*                            42,800           511
   Coulter Pharmaceutical*            31,700           789
   Fuisz Technologies*                97,250           778
   Incyte Pharmaceuticals*            22,700           482
   Jones Pharmaceuticals              49,900         1,435
   Medicis Pharmaceutical, Cl A*      88,100         3,491
   Natural Alternatives
     International*                   39,000           478
   NBTY*                             121,900           960
   Ocular Sciences*                  126,000         2,646
   Parexel International*             30,000         1,170
   Pathogenesis*                      24,200           808
   Sangstat Medical*                  43,200           918
   Sequus Pharmaceuticals*            84,500           819
   Shire Pharmaceuticals
     Group PLC*                       66,600         1,457
   Twinlab*                           50,200         1,286
   Usana*                             20,400           260
   Zonagen*                           50,000           775
                                                ----------
                                                    19,992
                                                ----------
ELECTRICAL SERVICES -- 0.7%
   Gemstar International*             82,500         3,826
                                                ----------
ELECTRICAL TECHNOLOGY -- 0.4%
   C & D Technologies                 69,200         1,652
   Smart Modular*                     15,300           315
                                                ----------
                                                     1,967
                                                ----------
ENTERTAINMENT -- 1.7%
   Ambassador International*          39,600           713
   Anchor Gaming*                     17,900         1,025
   Family Golf Centers*              127,550         2,264



--------------------------------------------------------------------------------
                                                  MARKET
DESCRIPTION                           SHARES    VALUE (000)
--------------------------------------------------------------------------------

   Macrovision*                       49,500    $    1,448
   Premier Parks*                    119,000         2,082
   SFX Entertainment, Cl A*           52,200         1,625
                                                ----------
                                                     9,157
                                                ----------
ENVIRONMENTAL SERVICES -- 0.2%
   American Disposal Services*        28,000         1,090
                                                ----------
FINANCIAL SERVICES -- 2.5%
   Americredit*                       72,300         1,762
   Ameritrade Holding
     Corporation, Cl A*              122,900         2,212
   Century Business Services*         86,600         1,764
   Creditrust*                        21,300           314
   Financial Federal*                116,200         2,549
   Haven Bancorp                      57,000           891
   IMC Mortgage*                      88,000           173
   Knight/Trimark Group, Cl A*       198,600         1,638
   T & W Financial*                   73,400         1,069
   Waddell & Reed Financial, Cl A     50,000           950
                                                ----------
                                                    13,322
                                                ----------
FOOD, BEVERAGE & TOBACCO -- 1.0%
   Adolph Coors, Cl B                 35,200         1,617
   American Italian Pasta*            48,100         1,263
   Michael Foods                      75,700         1,798
   Robert Mondavi*                    11,400           254
   Wild Oates Markets*                22,000           597
                                                ----------
                                                     5,529
                                                ----------
GAS/NATURAL GAS -- 0.1%
   Unit*                              90,900           443
                                                ----------
HOTELS & LODGING -- 0.8%
   Fours Seasons Hotel                98,700         2,023
   Pegasus Systems*                   82,200         1,053
   Silverleaf Resorts*                99,000           990
                                                ----------
                                                     4,066
                                                ----------
HOUSEHOLD FURNITURE & FIXTURES -- 0.8%
   Ethan Allen Interiors              89,700         3,252
   Furniture Brands International*    47,000           916
                                                ----------
                                                     4,168
                                                ----------
HOUSEHOLD PRODUCTS -- 0.5%
   Advanced Lighting Technologies*    75,900           645
   Helen of Troy, Ltd.*               69,500         1,347
   Juno Lighting                      27,100           606
                                                ----------
                                                     2,598
                                                ----------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
SEI INSTITUTIONAL MANAGED TRUST -- SEPTEMBER 30, 1998


SMALL CAP GROWTH FUND--CONTINUED
--------------------------------------------------------------------------------
                                                  MARKET
DESCRIPTION                           SHARES    VALUE (000)
--------------------------------------------------------------------------------

INSURANCE -- 0.9%
   Fidelity National Financial        48,900    $    1,653
   First American Financial           60,600         1,939
   Foremost of America                28,000           516
   Horace Mann Educators              22,000           660
                                                ----------
                                                     4,768
                                                ----------
LEASING & RENTING -- 0.5%
   Rental Service*                    91,600         1,649
   Stride Rite                       120,000           982
                                                ----------
                                                     2,631
                                                ----------
LEISURE PRODUCTS -- 0.3%
   Global Vacation Group*             43,800           315
   Movado Group                       52,900         1,111
                                                ----------
                                                     1,426
                                                ----------
LUMBER & WOOD PRODUCTS -- 0.2%
   Modtech*                           68,700         1,202
                                                ----------
MACHINERY -- 2.2%
   Aptar Group                        44,000         1,001
   Donaldson                          14,000           224
   Gardner Denver Machinery*          35,700           504
   Gerber Scientific                  43,200         1,166
   Graco                              48,800         1,135
   Idex                               15,000           398
   Kuhlman                            76,900         2,494
   Lindsay Manufacturing              20,625           307
   Micrel*                            40,000         1,060
   Pentair                             1,500            48
   SPS Technologies*                  27,000         1,257
   Uniphase*                          28,300         1,160
   Zebra Technologies, Cl A*          30,000         1,005
                                                ----------
                                                    11,759
                                                ----------
MEASURING DEVICES -- 0.5%
   Esterline Technologies*            69,600         1,366
   Veeco Instruments*                 49,200         1,550
                                                ----------
                                                     2,916
                                                ----------
MEDICAL PRODUCTS & SERVICES -- 6.0%
   Algos Pharmaceuticals*             78,800         1,822
   Healthworld*                       90,000         1,395
   Impath*                           145,500         4,329
   Integrated Health Services         41,200           693
   Interim Services*                  41,800           860
   Invacare                           35,100           825
   Maxxim Medical*                    55,400         1,423
   Medquist*                          95,900         3,033
   Minimed*                           24,000         1,584

--------------------------------------------------------------------------------
                                                  MARKET
DESCRIPTION                           SHARES    VALUE (000)
--------------------------------------------------------------------------------

   Pediatrix Medical Group*           54,600    $    2,450
   Province Healthcare*               43,900         1,495
   Sabratek*                          56,200         1,272
   Safeskin*                         141,800         4,476
   Sofamor/Danek Group*               19,000         1,691
   Trigon Healthcare*                 47,900         1,485
   Techne*                            18,000           263
   Theragenics*                       22,100           314
   Total Renal Care Holdings*         46,725         1,121
   Trex Medical*                      37,000           472
   Visix Space*                       24,200         1,621
                                                ----------
                                                    32,624
                                                ----------
MISCELLANEOUS BUSINESS SERVICES-- 22.2%
   Abacus Direct*                     32,300         1,647
   ABM Industries                     34,000           994
   Acxiom*                            33,000           819
   American Management Systems        33,800           925
   Analysts International             43,600         1,308
   Answerthink Consulting Group*     100,800         1,821
   Aspect Development*                82,500         3,248
   Beyond.com*                       140,400         1,457
   Brightstar Information Tech*       43,500           266
   Broadvision*                      119,200         1,259
   Brooktrout Tech*                   81,200         1,104
   Cognizant Technology*             148,800         2,306
   Coinstar*                          89,800           556
   CSG Systems International*         51,100         2,261
   Data Processing Resources*         84,200         2,463
   Datastream Systems*                32,300           563
   Dendrite International*            50,900         1,215
   Diamond Technology Partners*       87,100         1,437
   Envoy*                             63,500         1,389
   FileNet*                          171,400         2,400
   Genesys Telecom Labs*              89,100         1,654
   Hooper Holmes                      27,500           548
   Hyperion Solutions*               123,875         2,687
   IDT*                               69,200         1,592
   Information Management
     Resources*                      161,800         4,005
   Information Resources*             35,000           459
   Insight Enterprises*               75,525         2,134
   Intelligroup*                      56,500           960
   JD Edwards*                        96,700         4,642
   JDA Software Group*               164,300         2,269
   Labor Ready*                      211,250         3,090
   Lason*                             10,000           512
   Learning*                          58,500         1,159
   Legato Systems*                    77,000         3,956
   Lycos*                             58,800         1,988
   Macromedia*                       126,000         2,047
   MAPICS*                           117,000         2,581
   Mastech*                           79,800         1,920

--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
                                                  MARKET
DESCRIPTION                           SHARES    VALUE (000)
--------------------------------------------------------------------------------

   Metzler Group*                    109,600    $    3,754
   Microstrategy*                     17,700           664
   Mindspring Enterprises*            38,300         1,589
   National Instruments*              25,000           623
   NCO Group*                         98,800         2,748
   Network Solutions*                 62,400         2,597
   Newsedge*                          76,300           658
   Nova*                              87,600         2,688
   On Assignment*                     53,200         1,968
   Ovid Technologies*                 57,600         1,390
   Peerless Systems*                  10,500            39
   Pervasive Software*               119,500         1,300
   Ritchie Bros. Auctioneers*         59,700         1,321
   Saville Systems Ireland ADR*       53,600           777
   Siebel Systems*                    83,600         2,398
   Software AG Systems*              161,800         2,751
   SPR*                               87,150         2,004
   Staffmark*                         97,700         1,783
   Superior Services*                 30,500           860
   Systems & Computers
     Technology*                      91,400         1,177
   Technology Solutions*             119,700         1,347
   Transaction Systems Architects*    36,200         1,285
   TSI International Software, Ltd.* 113,900         3,944
   Verio*                             74,600         1,846
   Visio*                             51,700         1,244
   Wackenhut Corrections*             40,000           887
   Westaff*                           64,000           832
   Whittman-Hart*                    114,100         2,097
   Wind River Systems*                68,000         3,213
   Xircom*                            76,500         1,874
                                                ----------
                                                   119,299
                                                ----------
MISCELLANEOUS CONSUMER SERVICES-- 1.9%
   Carriage Services*                 79,400         1,960
   G&K Services                       28,200         1,322
   Mac-Gray*                          91,700           825
   Metamor Worldwide*                 44,100         1,213
   Regis                              27,200           857
   Select Appointments
     Holdings, ADR*                   41,000           712
   SOS Staffing Services*             39,500           578
   Steiner Leisure, Ltd.*            124,650         1,948
   Unifirst                           26,000           700
                                                ----------
                                                    10,115
                                                ----------
MISCELLANEOUS MANUFACTURING -- 1.3%
   AFC Cable Systems*                 17,500           416
   Blyth Industries*                  20,000           549
   Cable Design Technologies*         52,250           666

--------------------------------------------------------------------------------
                                                  MARKET
DESCRIPTION                           SHARES    VALUE (000)
--------------------------------------------------------------------------------

   General Cable                      52,400    $      969
   Media Arts Group*                  94,200           860
   RMI Titanium*                      26,600           535
   Superior Telecom                   39,300         1,901
   Tredegar Industries                18,600           341
   Varlen                             21,350           598
                                                ----------
                                                     6,835
                                                ----------
MISCELLANEOUS TRANSPORTATION -- 0.2%
   Fleetwood Enterprises              38,100         1,150
                                                ----------
OFFICE FURNITURE & FIXTURES -- 0.3%
   Knoll*                             70,100         1,533
                                                ----------
PETROLEUM & FUEL PRODUCTS -- 0.4%
   Cross Timbers Oil                 100,625         1,516
   Edge Petroleum*                    49,300           438
                                                ----------
                                                     1,954
                                                ----------
PRINTING & PUBLISHING -- 1.0%
   Hollinger International            93,200         1,340
   Information Holdings*              32,900           350
   Lone Star Industries               25,400         1,518
   New England Business Services      16,000           495
   Southdown                          37,500         1,687
                                                ----------
                                                     5,390
                                                ----------
PROFESSIONAL SERVICES -- 5.0%
   American Oncology Resources*       80,000           810
   Bright Horizons Family Solutions*  49,400         1,050
   Consolidated Graphics*             20,900           794
   Devry*                             70,000         1,641
   Ecsoft Group PLC ADR*             111,400         2,298
   Educational Management*           108,200         3,841
   Equity International*              40,000           900
   International Network Services*   125,600         5,212
   ITT Educational Services*         108,000         3,456
   Nichols Research*                  20,000           385
   Ogden                              46,800         1,331
   Pre Paid Legal*                    20,000           511
   Preview Travel*                    56,900         1,038
   Professional Detailing*            40,900         1,145
   Strayer Education                  20,000           522
   Sylvan Learning Systems*           43,000         1,005
   Tetra Tech*                        56,250         1,266
                                                ----------
                                                    27,205
                                                ----------
REAL ESTATE -- 1.6%
   Building One Services*             36,500           452
   CB Richard Ellis Services*         87,000         1,745
   Centex Construction Products       29,100           993

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
SEI INSTITUTIONAL MANAGED TRUST -- SEPTEMBER 30, 1998



SMALL CAP GROWTH FUND--CONCLUDED
--------------------------------------------------------------------------------
                                                  MARKET
DESCRIPTION                           SHARES    VALUE (000)
--------------------------------------------------------------------------------

   Golf Trust of America              92,700    $    2,758
   Intrawest                         144,800         2,217
   Resourtquest International*        79,900           704
                                                ----------
                                                     8,869
                                                ----------
REPAIR SERVICES -- 1.0%
   Central Parking                    63,900         3,219
   Personnel Group of America*        66,000           813
   Rollins Truck Leasing              72,000           805
   World Access*                      40,000           810
                                                ----------
                                                     5,647
                                                ----------
RETAIL -- 6.9%
   Abercrombie & Fitch, Cl A*         44,700         1,967
   Ames Department Stores*            44,200           561
   Buckle*                            34,300           617
   Buffets**                          95,600         1,034
   CEC Entertainment*                 51,300         1,039
   CKE Restaurants                    89,430         2,661
   CompUSA*                           80,000         1,385
   Cost Plus*                         48,200         1,283
   Dollar Tree Stores*                53,937         1,689
   Dress Barn*                        54,600           662
   Foodmaker*                         44,600           700
   Goodys Family Clothing*           114,000         1,368
   Hibbet Sporting Goods*             21,500           539
   Hot Topic*                         61,700           895
   Kenneth Cole Productions*         121,500         2,179
   Linens N Things*                   30,000           825
   Men's Wearhouse*                   68,300         1,178
   Michaels Stores*                   31,300           798
   Micro Warehouse*                   64,300           969
   Musicland Stores*                  90,700         1,122
   Pacific Sunwear of California*    151,400         3,369
   Papa John's International*         37,000         1,221
   Pier 1 Imports                     38,250           287
   Piercing Pagoda*                   53,400           614
   PJ America*                        60,500           930
   Restoration Hardware*              19,900           410
   Rexall Sundown*                    58,400           902
   Ross Stores                        28,000           802
   Sonic*                             51,800           907
   Timberland, Cl A*                  19,200           701
   Trans World Entertainment*         43,200           788
   Williams Sonoma*                   67,600         1,441
   Zale*                              43,000         1,102
                                                ----------
                                                    36,945
                                                ----------

--------------------------------------------------------------------------------
                                                  MARKET
DESCRIPTION                           SHARES    VALUE (000)
--------------------------------------------------------------------------------

RUBBER & PLASTIC -- 0.9%
   Carlisle                           23,700    $      923
   Etec Systems*                      39,700         1,035
   Transwitch*                       128,100         1,913
   Vitesse Semiconductor*             43,800         1,035
                                                ----------
                                                     4,906
                                                ----------
SEMI-CONDUCTORS/INSTRUMENTS -- 2.3%
   Applied Micro Circuits*           143,900         2,141
   Artisan Components*                69,100           510
   DSP Group*                         58,300           860
   Hutchinson Technology*             80,000         1,370
   Mips Technologies*                163,400         3,248
   MMC Networks*                      43,900           719
   Qlogic*                            39,600         2,584
   Recoton*                           41,000           800
                                                ----------
                                                    12,232
                                                ----------
SPECIALTY CONSTRUCTION -- 0.3%
   DR Horton                          57,500           920
   Insituform Technologies*           38,100           505
   Oakwood Homes                       5,800            76
                                                ----------
                                                     1,501
                                                ----------
SPECIALTY MACHINERY -- 0.2%
   Oak Industries*                    37,400         1,010
                                                ----------
STEEL & STEEL WORKS -- 0.1%
   Bethlehem Steel*                   58,300           481
                                                ----------
TELEPHONES & TELECOMMUNICATION -- 2.0%
   Amdocs, Ltd.*                      88,100           997
   Brightpoint*                       83,600           643
   Carrier Access*                     2,900            52
   Com21*                            132,400         2,367
   Concentric Network*                46,100           968
   Electric Lightwave*               157,400         1,338
   ICG Communications*                88,000         1,485
   Pairgain Technologies*             98,100           797
   Premisys Communications*           55,100           386
   Startec Global Communications*     73,200           503
   Telegroup*                        125,500           722
   United Video Satellite
     Group, Ser A*                    44,000           652
                                                ----------
                                                    10,910
                                                ----------

--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
                                   SHARES/FACE    MARKET
DESCRIPTION                        AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------

TESTING LABORATORIES -- 1.1%
   Celgene*                          102,800    $    1,009
   Curative Technologies*             28,800           882
   International Telecommunications
     Data Systems*                    95,100         2,758
   Roberts Pharmaceutical*            66,500         1,272
                                                ----------
                                                     5,921
                                                ----------
TRANSPORTATION SERVICES -- 0.1%
   Carey International*               47,900           719
                                                ----------
TRUCKING -- 1.0%
   Budget Group, Cl A*                40,100           915
   Expeditors International of
     Washington                       49,200         1,365
   JB Hunt Transport Services         25,000           363
   Suiza Foods*                       29,750           930
   Swift Transportation*              34,500           599
   US Freightways                     39,000           775
   Werner Enterprises                 27,500           433
                                                ----------
                                                     5,380
                                                ----------
WASTE DISPOSAL -- 0.2%
   US Liquids*                        69,200         1,228
                                                ----------
WHOLESALE -- 2.9%
   AAR                                52,500         1,030
   Amerisource Health*                21,000         1,143
   Central Garden & Pet*              98,000         1,813
   Ha Lo Industries*                  53,800         1,574
   Inso*                              90,500         1,731
   Patterson Dental*                  45,250         1,674
   Performance Food Group*            37,000           823
   Richfood Holdings                  35,000           538
   SCP Pool*                          85,800         1,115
   Tower Automotive*                  58,000         1,146
   United Stationers                  78,400         1,872
   US Foodservice*                    34,000         1,415
                                                ----------
                                                    15,874
                                                ----------
Total Common Stocks
   (Cost $533,420)                                 510,905
                                                ----------

U.S. TREASURY OBLIGATION -- 0.4%
   United States Treasury Bill
     5.050%, 11/19/98 (A)             $2,125         2,113
                                                ----------
Total U.S. Treasury Obligation
   (Cost $2,111)                                     2,113
                                                ----------

--------------------------------------------------------------------------------
                                       FACE       MARKET
DESCRIPTION                        AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------

REPURCHASE AGREEMENT -- 7.1%
   J.P. Morgan
     5.600%, dated 09/30/98, matures
     10/01/98, repurchase price
     $37,995,000 (collateralized by
     FNMA obligation, par value
     $37,616,000, 6.340%, 08/27/08,
     total market value:
     $38,746,000)                    $37,989    $   37,989
                                                ----------
Total Repurchase Agreement
   (Cost $37,989)                                   37,989
                                                ----------
Total Investments -- 102.4%
   (Cost $573,520)                                 551,007
                                                ----------
Other Assets and Liabilities, Net -- (2.4%)
   Securities Purchased Payable                    (13,767)
   Other Assets and Liabilities, Net                 1,104
                                                ----------
Total Other Assets and Liabilities, Net            (12,663)
                                                ----------

NET ASSETS:
Fund Shares of Class A (unlimited
   authorization -- no par value) based on
   39,208,873 outstanding shares of
   beneficial interest                             563,087
Fund Shares of Class D (unlimited
   authorization -- no par value) based on
   145,550 outstanding shares
   of beneficial interest                            2,403
Accumulated net realized loss
   on investments                                   (5,490)
Net unrealized appreciation on futures                 857
Net unrealized depreciation on investments         (22,513)
                                                ----------
Total Net Assets-- 100.0%                       $  538,344
                                                ==========

Net Asset Value, Offering and Redemption
   Price Per Share-- Class A                        $13.68
                                                ==========

Net Asset Value and Redemption Price
   Per Share -- Class D                             $13.40
                                                ==========

Maximum Offering Price Per Share --
   Class D (13.40 O 95%)                            $14.11
                                                ==========

* NON-INCOME PRODUCING SECURITY
(A) SECURITY HAS BEEN PLEDGED AS COLLATERAL ON OPEN FUTURES CONTRACTS. ADR -- AMERICAN DEPOSITORY RECEIPT
CL -- CLASS
FNMA --FEDERAL NATIONAL MORTGAGE ASSOCIATION
LTD. -- LIMITED
PLC -- PUBLIC LIMITED COMPANY
SER -- SERIES

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
SEI INSTITUTIONAL MANAGED TRUST -- SEPTEMBER 30, 1998



MID-CAP FUND
--------------------------------------------------------------------------------
                                                  MARKET
DESCRIPTION                           SHARES    VALUE (000)
--------------------------------------------------------------------------------


COMMON STOCKS -- 95.9%
AEROSPACE & DEFENSE -- 2.0%
   Cordant Technologies               10,000    $      423
   SCI Systems*                       10,000           269
                                                ----------
                                                       692
                                                ----------
AIR TRANSPORTATION -- 1.2%
   Continental Airlines, Cl B*        10,800           408
                                                ----------
AIRCRAFT -- 1.1%
   Sundstrand                          8,500           394
                                                ----------
APPAREL/TEXTILES -- 0.6%
   Fruit of the Loom, Cl A*           14,900           224
                                                ----------
AUTOMOTIVE -- 0.8%
   Dana                                1,900            71
   Navistar International*             5,300           120
   Paccar                              2,100            86
                                                ----------
                                                       277
                                                ----------
BANKS -- 6.6%
   Bankers Trust New York              4,100           242
   Charter One Financial              23,310           580
   City National                       5,700           178
   Comerica                            9,000           493
   Golden West Financial               1,600           131
   M & T Bank                            400           184
   Republic New York                  11,800           466
   Sovereign Bancorp                   3,400            45
   TCF Financial                       1,100            22
                                                ----------
                                                     2,341
                                                ----------
BROADCASTING, NEWSPAPERS & ADVERTISING -- 1.1%
   Cablevision Systems
     Corporation, Cl A*                9,100           393
                                                ----------
BUILDING & CONSTRUCTION -- 0.5%
   Lennar                              6,200           138
   Southdown                             800            36
                                                ----------
                                                       174
                                                ----------
CHEMICALS -- 2.1%
   Cytec Industries*                  10,400           186
   FMC*                                8,600           443
   Olin                                3,400            98
                                                ----------
                                                       727
                                                ----------
--------------------------------------------------------------------------------
                                                  MARKET
DESCRIPTION                           SHARES    VALUE (000)
--------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT -- 2.3%
   Andrew*                            29,100    $      386
   General Instrument*                19,000           411
                                                ----------
                                                       797
                                                ----------
COMPUTERS & SERVICES -- 4.7%
   Apple Computer*                     1,500            57
   Lexmark International*              8,900           617
   Quantum*                           15,100           240
   Storage Technology*                 9,600           244
   Unisys*                            21,800           496
                                                ----------
                                                     1,654
                                                ----------
CONCRETE & MINERAL PRODUCTS -- 1.2%
   USG*                                9,600           415
                                                ----------
CONSUMER PRODUCTS -- 0.2%
   Brunswick                           5,600            72
                                                ----------
CONTAINERS & PACKAGING -- 1.6%
   Owens-Illinois*                    21,800           545
                                                ----------
DRUGS -- 1.4%
   Genzyme*                            3,400           123
   ICN Pharmaceuticals                13,700           240
   Watson Pharmaceuticals*             2,400           122
                                                ----------
                                                       485
                                                ----------
ELECTRICAL SERVICES -- 8.0%
   DTE Energy                         17,300           782
   Energy East                        10,700           546
   FirstEnergy                        21,500           668
   General Public Utilities           12,300           523
   OGE Energy                         10,400           300
                                                ----------
                                                     2,819
                                                ----------
ENERGY & POWER -- 0.3%
   Calenergy*                          4,500           119
                                                ----------
ENTERTAINMENT -- 0.6%
   King World Productions*             8,600           225
                                                ----------
ENVIRONMENTAL SERVICES -- 0.6%
   Allied Waste Industries*            8,900           208
                                                ----------
FINANCIAL SERVICES -- 4.5%
   Bear Stearns                       12,400           384
   Countrywide Credit Industries       4,700           196
   GATX                               12,600           417
   SLM Holding                        17,700           574
                                                ----------
                                                     1,571
                                                ----------

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                                  MARKET
DESCRIPTION                            SHARES   VALUE (000)
--------------------------------------------------------------------------------
FOOD, BEVERAGE & TOBACCO -- 3.5%
   Chiquita Brands International      26,800    $      283
   Lancaster Colony                   12,400           381
   Quaker Oats                         6,800           401
   Suiza Foods*                        6,100           191
                                                ----------
                                                     1,256
                                                ----------
GAS/NATURAL GAS -- 2.6%
   Columbia Gas System                11,700           686
   Questar                            11,400           219
                                                ----------
                                                       905
                                                ----------
GENERAL UTILITIES -- 0.6%
   PECO Energy                         5,300           194
                                                ----------
HOTELS & LODGING -- 0.5%
   Harrah's Entertainment*            12,600           168
                                                ----------
INSURANCE -- 9.1%
   Allmerica Financial*                5,400           322
   Ambac                               2,900           139
   Conseco                            11,700           358
   Equitable                           5,800           240
   Fremont General                     2,900           139
   Jefferson Pilot                     5,700           345
   Lincoln National                    2,600           214
   MBIA                                4,400           236
   MGIC Investment                     1,000            37
   Old Republic International         25,050           564
   Wellpoint Health Networks*         11,000           617
                                                ----------
                                                     3,211
                                                ----------
LEASING & RENTING -- 0.3%
   Comdisco                            6,500            89
                                                ----------
MACHINERY -- 2.6%
   Aeroquip-Vickers                   11,200           322
   Case Equipment                      4,300            94
   Cummins Engine                      2,600            77
   Ingersoll Rand                      6,150           233
   Parker-Hannifin                     6,500           193
                                                ----------
                                                       919
                                                ----------
MEDICAL PRODUCTS & SERVICES -- 1.3%
   First Health Group*                 2,400            58
   Healthsouth*                        6,200            65
   Integrated Health Services         19,300           324
                                                ----------
                                                       447
                                                ----------

--------------------------------------------------------------------------------
                                                  MARKET
DESCRIPTION                            SHARES   VALUE (000)
--------------------------------------------------------------------------------
MISCELLANEOUS BUSINESS SERVICES-- 5.3%
   Autodesk                           17,000    $      446
   GTech*                             21,600           574
   Olsten                             22,900           130
   Reynolds & Reynolds, Cl A          40,600           723
                                                ----------
                                                     1,873
                                                ----------
MISCELLANEOUS MANUFACTURING -- 1.5%
   International Game Technology      13,800           256
   Trinity Industries                  8,100           263
                                                ----------
                                                       519
                                                ----------
PAPER & PAPER PRODUCTS -- 1.6%
   Fort James                         17,100           561
                                                ----------
PETROLEUM & FUEL PRODUCTS -- 1.2%
   Helmerich & Payne                  12,400           260
   Vastar Resources                    3,400           153
                                                ----------
                                                       413
                                                ----------
PETROLEUM REFINING -- 4.3%
   Coastal                             6,500           219
   Lyondell Petrochemical             23,400           521
   USX-Marathon Group                 15,700           556
   Valero Energy                      11,400           227
                                                ----------
                                                     1,523
                                                ----------
PRINTING & PUBLISHING -- 0.2%
   Amazon.com*                           500            56
                                                ----------
REAL ESTATE INVESTMENT TRUSTS -- 1.8%
   Crescent Real Estate Equities       3,400            86
   Equity Office Properties Trust      5,300           130
   Meditrust                           5,000            85
   Simon Property Group                4,700           140
   Starwood Lodging Trust              3,800           116
   Vornado Realty Trust                2,300            76
                                                ----------
                                                       633
                                                ----------
REPAIR SERVICES -- 1.5%
   Ryder System                       21,100           525
                                                ----------
RETAIL -- 6.5%
   Best Buy*                           3,700           154
   CKE Restaurants                    11,100           330
   Dayton-Hudson                      14,100           504
   Federated Department Stores*        2,700            98
   Kmart*                              7,300            87
   Neiman-Marcus Group                 3,400            74
   Payless Shoesource*                 7,300           302

SCHEDULE OF INVESTMENTS/STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
SEI INSTITUTIONAL MANAGED TRUST -- SEPTEMBER 30, 1998



MID-CAP FUND--CONCLUDED

--------------------------------------------------------------------------------
                                  SHARES/FACE     MARKET
DESCRIPTION                       AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------

   Pier 1 Imports                      6,750    $       51
   Ross Stores                        15,800           452
   TJX                                14,800           264
                                                ----------
                                                     2,316
                                                ----------
SEMI-CONDUCTORS/INSTRUMENTS -- 0.3%
   Atmel*                             12,100           110
                                                ----------
STEEL & STEEL WORKS -- 1.9%
   Engelhard                          36,800           651
                                                ----------
TELEPHONES & TELECOMMUNICATION -- 2.1%
   Century Telephone Enterprises      14,250           673
   Cincinnati Bell                     1,900            49
                                                ----------
                                                       722
                                                ----------
TRUCKING -- 1.0%
   Pittston Services                   9,700           339
                                                ----------
WHOLESALE -- 4.9%
   Arrow Electronics*                 23,300           306
   First Brands                       23,100           504
   Richfood Holdings                  26,400           406
   Universal                          14,600           522
                                                ----------
                                                     1,738
                                                ----------
Total Common Stocks
   (Cost $35,935)                                   33,708
                                                ----------

REPURCHASE AGREEMENT -- 6.4%
   J.P. Morgan
     5.600%, dated 09/30/98,
     matures 10/01/98, repurchase
     price $2,264,000 (collateralized
     by FNMA obligation, total
     par value $2,269,000, 6.500%,
     09/01/28, total market
     value: $2,310,000)               $2,264         2,264
                                                ----------

Total Repurchase Agreement
   (Cost $2,264)                                     2,264
                                                ----------

Total Investments -- 102.3%
   (Cost $38,199)                               $   35,972
                                                ==========


* NON-INCOME PRODUCING SECURITY
CL -- CLASS
FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

CAPITAL APPRECIATION FUND
--------------------------------------------------------------------------------
                                                  MARKET
DESCRIPTION                           SHARES    VALUE (000)
--------------------------------------------------------------------------------
COMMON STOCKS -- 83.4%
AIR TRANSPORTATION -- 0.8%
   AMR*                                5,500    $      305
   Continental Airlines, Cl B*         1,300            49
   Delta Air Lines                     5,900           574
                                                ----------
                                                       928
                                                ----------
AIRCRAFT -- 1.4%
   Allied Signal                       6,700           237
   United Technologies                18,800         1,437
                                                ----------
                                                     1,674
                                                ----------
BANKS -- 7.2%
   Amsouth Bancorp                     4,000           136
   Banc One                           23,371           996
   Bank of New York                    1,700            47
   BankAmerica                        17,200         1,034
   BankBoston                          9,600           317
   Citicorp                            6,600           613
   Compass Bancshares                  5,600           185
   Cullen/Frost Bankers                4,600           222
   First Chicago                       5,500           377
   First American of Tennesse          5,100           196
   First Security                      2,100            35
   First Tennessee National           10,300           281
   First Union                         2,000           102
   First Virginia                      1,800            80
   Firstar                             2,500           127
   HF Ahmanson                         6,600           366
   KeyCorp                             7,500           217
   Mellon Bank                        20,700         1,140
   North Fork Bancorporation             700            14
   PNC Bank                           27,800         1,251
   SouthTrust                          2,500            87
   Summit Bancorp                     10,000           375
   Wells Fargo                         1,000           355
                                                ----------
                                                     8,553
                                                ----------
BEAUTY PRODUCTS -- 2.0%
   Avon Products                      35,700         1,002
   Colgate Palmolive                   8,800           603
   Procter & Gamble                   11,100           787
                                                ----------
                                                     2,392
                                                ----------
BROADCASTING, NEWSPAPERS & ADVERTISING -- 0.6%
   Tele-Communications, Cl A*         17,300           677
                                                ----------
CHEMICALS -- 3.7%
   Air Products & Chemicals           54,900         1,633
   Imperial Chemical Industries, ADR   8,600           273
   Monsanto                           39,900         2,249

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                                  MARKET
DESCRIPTION                           SHARES    VALUE (000)
--------------------------------------------------------------------------------

   Morton International                7,000    $      153
   Praxair                             3,100           101
                                                ----------
                                                     4,409
                                                ----------
COMMUNICATIONS EQUIPMENT -- 0.3%
   Northern Telecom Ltd.               7,700           246
   Tellabs*                            1,300            52
                                                ----------
                                                       298
                                                ----------
COMPUTERS & SERVICES -- 5.8%
   3Com*                               5,300           159
   Ceridian*                          20,600         1,182
   Cisco Systems*                     31,875         1,970
   Compaq Computer                     9,400           297
   EMC*                               14,300           818
   Hewlett Packard                     5,600           296
   IBM                                16,900         2,163
                                                ----------
                                                     6,885
                                                ----------
CONTAINERS & PACKAGING -- 0.4%
   Newell                             10,900           502
                                                ----------
DRUGS -- 6.7%
   Abbott Laboratories                20,500           890
   Alza*                               3,900           169
   American Home Products             13,300           697
   Bristol-Myers Squibb               25,700         2,670
   Ecolab                              3,800           108
   Eli Lilly                           3,200           251
   Forest Laboratories*               13,200           454
   Merck                              12,000         1,555
   Pfizer                              1,400           148
   Warner Lambert                     13,900         1,049
                                                ----------
                                                     7,991
                                                ----------
ENVIRONMENTAL SERVICES -- 2.4%
   Allied Waste Industries*           13,400           313
   Republic Industries*               12,300           179
   Republic Services, Cl A*           21,500           419
   Waste Management                   40,085         1,927
                                                ----------
                                                     2,838
                                                ----------
FINANCIAL SERVICES -- 2.5%
   Associates First Capital           11,200           731
   FHLMC                              12,200           603
   Household International            22,479           843
   PacifiCorp                          1,600            31
   Textron                            12,000           727
                                                ----------
                                                     2,935
                                                ----------


--------------------------------------------------------------------------------
                                                  MARKET
DESCRIPTION                           SHARES    VALUE (000)
--------------------------------------------------------------------------------

FOOD, BEVERAGE & TOBACCO -- 4.0%
   Bestfoods                           3,800    $      184
   Coca-Cola                          32,800           828
   Conagra                            15,700           423
   Flowers Industries                 14,300           312
   International Home Foods*          31,000           419
   Ralston-Ralston Purina Group       43,500         1,272
   Sara Lee                           20,900         1,129
   William Wrigley, Jr.                2,100           159
                                                ----------
                                                     4,726
                                                ----------
HOTELS & LODGING -- 0.2%
   Marriott International, Cl A        1,300            31
   Promus Hotel*                       6,400           176
                                                ----------
                                                       207
                                                ----------
HOUSEHOLD PRODUCTS -- 3.5%
   Clorox                              2,600           214
   General Electric                   46,700         3,716
   Stanley Works                       8,400           250
                                                ----------
                                                     4,180
                                                ----------
INSURANCE -- 4.6%
   Allstate                            4,100           171
   American International Group       11,150           859
   Chubb                               6,100           384
   Conseco                            27,700           847
   MGIC Investment                    24,600           907
   SunAmerica                         10,000           610
   Torchmark                          29,500         1,060
   Travelers                          14,946           560
                                                ----------
                                                     5,398
                                                ----------
LEISURE PRODUCTS -- 1.0%
   Hasbro                             11,300           333
   Mattel                             28,150           788
                                                ----------
                                                     1,121
                                                ----------
MACHINERY -- 1.0%
   Tyco International Ltd.            21,846         1,207
                                                ----------
MARINE TRANSPORTATION -- 1.8%
   Carnival, Cl A                     68,300         2,173
                                                ----------
MEASURING DEVICES -- 1.1%
   Honeywell                          16,100         1,031
   Thermo Electron*                   16,800           253
                                                ----------
                                                     1,284
                                                ----------
MEDICAL PRODUCTS & SERVICES -- 2.4%
   Baxter International               10,600           631
   Boston Scientific*                  5,300           272

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
SEI INSTITUTIONAL MANAGED TRUST -- SEPTEMBER 30, 1998



CAPITAL APPRECIATION FUND--CONCLUDED
--------------------------------------------------------------------------------
                                                  MARKET
DESCRIPTION                           SHARES    VALUE (000)
--------------------------------------------------------------------------------

   Healthsouth Rehabilitation*        42,301    $      447
   Tenet Healthcare*                  34,200           983
   United States Surgical             10,700           446
                                                ----------
                                                     2,779
                                                ----------
MISCELLANEOUS BUSINESS SERVICES-- 4.0%
   Cendant*                           61,303           713
   Microsoft*                         21,600         2,377
   Networks Associates*               30,039         1,066
   Sun Microsystems*                  11,300           563
                                                ----------
                                                     4,719
                                                ----------
MISCELLANEOUS CONSUMER SERVICES-- 0.1%
   Service International               1,900            61
                                                ----------
MISCELLANEOUS MANUFACTURING -- 0.4%
   US Filter*                         31,862           510
                                                ----------
OFFICE FURNITURE & FIXTURES -- 0.8%
   Lear*                              22,900         1,002
                                                ----------
PAPER & PAPER PRODUCTS -- 0.4%
   Fort James                         13,900           456
                                                ----------
PETROLEUM & FUEL PRODUCTS -- 1.4%
   Diamond Offshore Drilling           1,700            44
   Halliburton                        29,800           851
   Schlumberger                        7,300           367
   Shell Transport & Trading, ADR      1,400            51
   Union Pacific Resources            24,200           298
                                                ----------
                                                     1,611
                                                ----------
PETROLEUM REFINING -- 2.0%
   British Petroleum, PLC, ADR         9,300           811
   Mobil                               2,400           182
   Texaco                             18,300         1,147
   Unocal                              7,600           276
                                                ----------
                                                     2,416
                                                ----------
PHOTOGRAPHIC EQUIPMENT & SUPPLIES-- 0.7%
   Xerox                              10,400           881
                                                ----------
PRINTING & PUBLISHING -- 2.1%
   American Greetings                 14,200           562
   Gannett                             4,800           257
   McGraw-Hill                        19,000         1,506
   New York Times, Cl A                3,100            85
   Viacom, Cl B*                       1,700            99
                                                ----------
                                                     2,509
                                                ----------
--------------------------------------------------------------------------------
                                                  MARKET
DESCRIPTION                           SHARES    VALUE (000)
--------------------------------------------------------------------------------

RAILROADS -- 0.8%
   Burlington Northern Santa Fe       27,600    $      883
   Norfolk Southern                    1,000            29
                                                ----------
                                                       912
                                                ----------
REAL ESTATE INVESTMENT TRUSTS -- 0.3%
   Starwood Lodging Trust, REIT       11,073           338
                                                ----------
RETAIL -- 8.7%
   Autozone*                           3,200            79
   Bed Bath & Beyond*                  4,900           115
   Consolidated Stores*               22,300           438
   Costco*                            30,600         1,450
   CVS                                35,700         1,564
   Dollar General                      2,750            73
   Federated Department Stores*       10,400           378
   Fred Meyer*                        15,100           587
   Lowe's                             52,600         1,673
   McDonald's                          3,700           221
   Office Depot*                      54,800         1,230
   PepsiCo                             2,300            68
   Rite Aid                           30,400         1,079
   Saks*                              18,000           404
   Sherwin Williams                    3,600            78
   Tandy                              13,800           738
   The Limited                         8,700           191
                                                ----------
                                                    10,366
                                                ----------
RUBBER & PLASTIC -- 0.5%
   Goodyear Tire & Rubber              6,200           319
   Weatherford International*         15,540           336
                                                ----------
                                                       655
                                                ----------
SEMI-CONDUCTORS/INSTRUMENTS -- 0.9%
   Intel                               9,900           849
   Texas Instruments                   5,300           280
                                                ----------
                                                     1,129
                                                ----------
SPECIALTY CONSTRUCTION -- 1.4%
   LM Ericsson Telephone, ADR         11,800           217
   Masco                              59,100         1,455
                                                ----------
                                                     1,672
                                                ----------
SPECIALTY MACHINERY -- 0.3%
   Cooper Industries                   8,100           330
                                                ----------
TELEPHONES & TELECOMMUNICATION -- 2.3%
   Alltel                              3,000           142
   Century Telephone Enterprises      13,600           643
   MCI WorldCom*                      38,997         1,906
                                                ----------
                                                     2,691
                                                ----------

--------------------------------------------------------------------------------




--------------------------------------------------------------------------------
                                  SHARES/FACE     MARKET
DESCRIPTION                       AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------

WHOLESALE -- 3.0%
   Gillette                           11,300           432
   Philip Morris                      27,700         1,276
   Safeway*                           14,700           682
   US Foodservice*                    14,095    $      587
   WW Grainger                        14,700           619
                                                ----------
                                                     3,596
                                                ----------
Total Common Stocks
   (Cost $88,402)                                   99,011
                                                ----------

PREFERRED STOCKS -- 0.7%
AIR TRANSPORTATION -- 0.2%
   Trans World Air*                    5,400           264
                                                ----------
FINANCIAL SERVICES -- 0.5%
   Dollar General, STRYPES*           13,100           472
   Suiza Capital Trust                 2,900            95
                                                ----------
                                                       567
                                                ----------
Total Preferred Stocks
   (Cost $1,170)                                       831
                                                ----------

CONVERTIBLE BONDS -- 2.9%
   Mascotech, Convertible to
     32.2580 shares
     4.500%, 12/15/03               $  2,000         1,650
   Office Depot, Convertible to
     14.1566 shares
     Zero coupon, 11/01/08               500           334
   Office Depot, Convertible to
     19.5090 shares
     Zero coupon, 12/11/07               700           473
   WMX Technologies, Convertible
     to 26.078 shares
     2.000%, 01/24/05                  1,000           979
                                                ----------
Total Convertible Bonds
   (Cost $3,672)                                     3,436
                                                ----------

U.S. TREASURY OBLIGATION -- 0.6%
   U.S. Treasury Bill
     5.050%, 11/19/98 (A)                760           756
                                                ----------
Total U.S. Treasury Obligation
   (Cost $755)                                         756
                                                ----------

REPURCHASE AGREEMENT -- 15.2%
   Lehman Brothers 5.600%, dated
     09/30/98, matures 10/01/98,
     repurchase price $18,077,000
     (collateralized by various GNMA
     obligations, par value
     $28,551,000, 7.500%-11.000%,
     09/15/17-07/20/28, total
     market value: $18,435,000)       18,074        18,074
                                                ----------
Total Repurchase Agreement
   (Cost $18,074)                                   18,074
                                                ----------

--------------------------------------------------------------------------------
                                                  MARKET
DESCRIPTION                           SHARES    VALUE (000)
--------------------------------------------------------------------------------
Total Investments -- 102.8%
   (Cost $112,073)                              $  122,108
                                                ----------
Other Assets and Liabilities, Net -- (2.8%)
   Securities Sold Receivable                        1,370
   Securities Purchased Payable                     (4,638)
   Other Assets and Liabilities, Net                   (99)
                                                ----------
Total Other Assets and Liabilities, Net             (3,367)
                                                ----------

NET ASSETS:
Fund Shares of Class A (unlimited
   authorization -- no par value) based on
   8,475,484 outstanding shares of
   beneficial interest                              79,540
Undistributed net investment income                    363
Accumulated net realized gain
   on investments                                   28,499
Net unrealized appreciation on futures                 304
Net unrealized appreciation on investments          10,035
                                                ----------
Total Net Assets-- 100.0%                         $118,741
                                                ==========

Net Asset Value, Offering and Redemption
   Price Per Share-- Class A                        $14.01
                                                ==========

* NON-INCOME PRODUCING SECURITY
(A) SECURITY HAS BEEN PLEDGED AS COLLATERAL ON OPEN FUTURES CONTRACTS. ADR -- AMERICAN DEPOSITORY RECEIPT
CL -- CLASS
FHLMC -- FEDERAL HOME LOAN MORTGAGE CORPORATION
GNMA -- GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
LTD. -- LIMITED
PLC -- PUBLIC LIMITED COMPANY
STRYPES -- STRUCTURED YIELD PRODUCT ENHANCED STOCK

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


EQUITY INCOME FUND

COMMON STOCKS -- 89.6%
AUTOMOTIVE -- 2.1%
   Ford Motor                         51,525    $    2,418
                                                ----------
BANKS -- 12.9%
   Banc One                           31,927         1,361
   Chase Manhattan                    17,650           763
   First Union                        82,925         4,245
   Fleet Financial Group              43,125         3,167
   National City                      36,925         2,435
   NationsBank                        56,300         3,012
                                                ----------
                                                    14,983
                                                ----------
BEAUTY PRODUCTS -- 0.5%
   Avon Products                      22,350           627
                                                ----------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
SEI INSTITUTIONAL MANAGED TRUST -- SEPTEMBER 30, 1998



EQUITY INCOME FUND--CONCLUDED

--------------------------------------------------------------------------------
                                                  MARKET
DESCRIPTION                           SHARES    VALUE (000)
--------------------------------------------------------------------------------
CHEMICALS -- 1.9%
   BF Goodrich                         9,950    $      325
   EI du Pont de Nemours              25,725         1,444
   PPG Industries                      8,175           446
                                                ----------
                                                     2,215
                                                ----------
COMMUNICATIONS EQUIPMENT -- 1.1%
   GTE                                22,300         1,227
                                                ----------
COMPUTERS & SERVICES -- 6.0%
   Hewlett Packard                    49,225         2,606
   IBM                                34,125         4,368
                                                ----------
                                                     6,974
                                                ----------
DRUGS -- 9.0%
   Abbott Laboratories                34,725         1,508
   Bristol-Myers Squibb               37,250         3,869
   Merck                              17,300         2,241
   Pharmacia & Upjohn                 36,025         1,808
   SmithKline Beecham, PLC, ADR       19,350         1,059
                                                ----------
                                                    10,485
                                                ----------
ELECTRICAL SERVICES -- 1.4%
   Duke Power                         10,275           680
   FPL Group                          13,100           913
                                                ----------
                                                     1,593
                                                ----------
ENVIRONMENTAL SERVICES -- 0.7%
   Browning-Ferris Industries         26,300           796
                                                ----------
FINANCIAL SERVICES -- 3.1%
   Associates First Capital           13,809           901
   FNMA                               42,225         2,713
                                                ----------
                                                     3,614
                                                ----------
FOOD, BEVERAGE & TOBACCO -- 4.9%
   General Mills                      24,250         1,698
   HJ Heinz                            9,850           504
   Philip Morris                      28,725         1,323
   Sara Lee                           39,550         2,136
                                                ----------
                                                     5,661
                                                ----------
GAS/NATURAL GAS -- 2.0%
   Enron                              23,050         1,217
   Williams                           39,650         1,140
                                                ----------
                                                     2,357
                                                ----------
HOUSEHOLD PRODUCTS -- 3.1%
   General Electric                   46,000         3,660
                                                ----------
INSURANCE -- 7.6%
   American General                   33,250         2,124
   Jefferson Pilot                    26,987         1,633
   Lincoln National                   10,459           860
   Marsh & McLennan                   74,975         3,730
   St. Paul                           15,675           509
                                                ----------
                                                     8,856
                                                ----------

--------------------------------------------------------------------------------
                                                  MARKET
DESCRIPTION                           SHARES    VALUE (000)
--------------------------------------------------------------------------------
LEASING & RENTING -- 1.3%
   Pitney Bowes                       29,250    $    1,537
                                                ----------
MACHINERY -- 1.1%
   Emerson Electric                   19,825         1,234
                                                ----------
MEDICAL PRODUCTS & SERVICES -- 3.7%
   Baxter International               73,375         4,366
                                                ----------
PAPER & PAPER PRODUCTS -- 0.3%
   Kimberly-Clark                      8,025           325
                                                ----------
PETROLEUM & FUEL PRODUCTS -- 1.5%
   Halliburton                        25,700           734
   Phillips Petroleum                 22,725         1,026
                                                ----------
                                                     1,760
                                                ----------
PETROLEUM REFINING -- 8.6%
   Amoco                              27,650         1,490
   Chevron                            16,800         1,412
   Exxon                              52,200         3,664
   Mobil                              25,450         1,933
   Texaco                             23,950         1,501
                                                ----------
                                                    10,000
                                                ----------
PHOTOGRAPHIC EQUIPMENT & SUPPLIES -- 0.4%
   Eastman Kodak                       6,600           510
                                                ----------
PRINTING & PUBLISHING -- 5.8%
   McGraw-Hill                        50,300         3,986
   RR Donnelley & Sons                79,850         2,810
                                                ----------
                                                     6,796
                                                ----------
RETAIL -- 2.5%
   JC Penney                           9,875           444
   May Department Stores              21,075         1,085
   Sears Roebuck                      30,625         1,353
                                                ----------
                                                     2,882
                                                ----------
SEMI-CONDUCTORS/INSTRUMENTS -- 0.6%
   Thomas & Betts                     17,100           651
                                                ----------
SPECIALTY SERVICES -- 0.4%
   National Service Industries        14,518           463
                                                ----------
TELEPHONES & TELECOMMUNICATION -- 6.7%
   Alltel                             36,850         1,746
   Ameritech                          26,975         1,278
   AT&T                               18,600         1,087
   Bell Atlantic                      24,295         1,177
   SBC Telecommunications             29,524         1,312
   US West                            24,166         1,267
                                                ----------
                                                     7,867
                                                ----------

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                  SHARES/FACE     MARKET
DESCRIPTION                       AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------

WHOLESALE -- 0.4%
   Motorola                           12,300    $      525
                                                ----------
Total Common Stocks
   (Cost $81,090)                                  104,382
                                                ----------

U.S. TREASURY OBLIGATION -- 0.7%
   United States Treasury Bill
     5.050%, 11/19/98 (A)            $   800           796
                                                ----------
Total U.S. Treasury Obligation
   (Cost $795)                                         796
                                                ----------

REPURCHASE AGREEMENT -- 9.9%
   J.P. Morgan
     5.600%, dated 09/30/98,
     matures 10/01/98, repurchase
     price $11,582,000,
     (collateralized by various
     GNMA obligations, par value
     $39,758,000, 8.500%,
     01/15/17-04/15/26, total market
     value:  $11,812,000)             11,580        11,580
                                                ----------
Total Repurchase Agreement
   (Cost $11,580)                                   11,580
                                                ----------
Total Investments -- 100.2%
   (Cost $93,465)                                  116,758
                                                ----------
Other Assets and Liabilities, Net -- (0.2%)           (182)
                                                ----------

NET ASSETS:
Fund Shares of Class A
   (unlimited authorization --
   no par value) based on
   7,978,856 outstanding shares of
   beneficial interest                              65,465
Undistributed net investment income                    581
Accumulated net realized gain
   on investments                                   26,836
Net unrealized appreciation on futures                 401
Net unrealized appreciation on investments          23,293
                                                ----------
Total Net Assets -- 100.0%                        $116,576
                                                ==========

Net Asset Value, Offering and Redemption
   Price Per Share -- Class A                       $14.61
                                                ==========

(A) SECURITY HAS BEEN PLEDGED AS COLLATERAL ON OPEN FUTURES CONTRACTS. ADR -- AMERICAN DEPOSITORY RECEIPT
FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION
GNMA -- GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
PLC --PUBLIC LIMITED COMPANY

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.



BALANCED FUND
--------------------------------------------------------------------------------
                                                  MARKET
DESCRIPTION                            SHARES   VALUE (000)
--------------------------------------------------------------------------------

COMMON STOCKS -- 45.6%
AIR TRANSPORTATION -- 0.5%
   AMR*                                1,600    $       89
   Continental Airlines, Cl B*           300            11
   Delta Air Lines                     1,600           156
                                                ----------
                                                       256
                                                ----------
AIRCRAFT -- 0.8%
   Allied Signal                       1,900            67
   United Technologies                 5,200           397
                                                ----------
                                                       464
                                                ----------
BANKS -- 3.6%
   Amsouth Bancorp                       800            27
   Banc One                            6,088           260
   Bank of New York                      300             8
   Bank United, Cl A                     900            32
   BankAmerica                         3,600           216
   BankBoston                          2,500            83
   Citicorp                            1,500           139
   Compass Bancshares                  1,000            33
   Cullen/Frost Bankers                1,200            58
   First American of Tennesse            700            27
   First Chicago                       1,400            96
   First Security                        500             8
   First Tennessee National            2,100            57
   First Union                           300            15
   First Virginia                        500            22
   Firstar                               500            25
   HF Ahmanson                         1,700            94
   KeyCorp                             2,000            58
   Mellon                              5,500           303
   North Fork Bancorporation             200             4
   PNC Bank                            7,200           324
   SouthTrust                            700            24
   Summit Bancorp                      2,700           101
                                                ----------
                                                     2,014
                                                ----------
BEAUTY PRODUCTS -- 1.1%
   Avon Products                       9,400           264
   Colgate-Palmolive                   2,300           158
   Procter & Gamble                    2,900           206
                                                ----------
                                                       628
                                                ----------
BROADCASTING, NEWSPAPERS &
   ADVERTISING -- 0.3%
   Tele-Communications, Cl A*          4,600           180
                                                ----------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
SEI INSTITUTIONAL MANAGED TRUST -- SEPTEMBER 30, 1998



BALANCED FUND--CONTINUED


--------------------------------------------------------------------------------
                                                  MARKET
DESCRIPTION                           SHARES    VALUE (000)
--------------------------------------------------------------------------------
CHEMICALS -- 1.7%
   Air Products & Chemicals           11,400    $      339
   Imperial Chemical
     Industries, ADR                   2,300            73
   Monsanto                            8,100           457
   Morton International                3,600            79
   Praxair                               900            29
                                                ----------
                                                       977
                                                ----------
COMMUNICATIONS EQUIPMENT -- 0.1%
   Northern Telecom Ltd.               1,700            54
   Tellabs*                              300            12
                                                ----------
                                                        66
                                                ----------
COMPUTERS & SERVICES -- 3.2%
   3Com*                               1,400            42
   Ceridian*                           5,400           310
   Cisco Systems*                      7,800           482
   Compaq Computer                     2,500            79
   EMC*                                3,800           217
   Hewlett Packard                     1,500            79
   IBM                                 4,500           576
                                                ----------
                                                     1,785
                                                ----------
CONTAINERS & PACKAGING -- 0.2%
   Newell                              2,700           124
                                                ----------
DRUGS -- 3.6%
   Abbott Laboratories                 5,400           235
   Alza*                                 900            39
   American Home Products              3,300           173
   Bristol-Myers Squibb                6,900           717
   Eli Lilly                             800            63
   Forest Laboratories*                2,600            89
   Merck                               3,000           389
   Pfizer                                300            32
   Warner Lambert                      3,800           287
                                                ----------
                                                     2,024
                                                ----------

ELECTRICAL SERVICES -- 0.0%
   PacifiCorp                            400             8
                                                ----------
ENVIRONMENTAL SERVICES -- 1.3%
   Allied Waste Industries*            3,500            82
   Republic Industries*                3,300            48
   Republic Services, Cl A*            5,700           111
   Waste Management                   10,465           503
                                                ----------
                                                       744
                                                ----------
FINANCIAL SERVICES -- 1.6%
   Associates First Capital            3,000           196
   FHLMC                               3,200           158





--------------------------------------------------------------------------------
                                                  MARKET
DESCRIPTION                           SHARES    VALUE (000)
--------------------------------------------------------------------------------
   Household International             7,659    $      287
   Textron                             4,100           249
                                                ----------
                                                       890
                                                ----------
FOOD, BEVERAGE & TOBACCO -- 2.6%
   Bestfoods                           1,000            48
   Coca-Cola                           7,200           182
   Conagra                             4,149           112
   Flowers Industries                  3,300            72
   International Home Foods*             100             1
   Philip Morris                       7,400           341
   Ralston-Ralston Purina             11,500           336
   Sara Lee                            5,700           308
   William Wrigley, Jr.                  600            46
                                                ----------
                                                     1,446
                                                ----------
HOTELS & LODGING -- 0.1%
   Marriott International, Cl A          400            10
   Promus Hotel*                       1,400            39
                                                ----------
                                                        49
                                                ----------
HOUSEHOLD PRODUCTS -- 2.2%
   Clorox                                700            58
   General Electric                   12,400           987
   Gillette                            3,000           115
   Stanley Works                       1,500            45
                                                ----------
                                                     1,205
                                                ----------
INSURANCE -- 2.7%
   Allstate                            1,100            46
   American International Group        2,987           230
   Chubb                                 900            57
   Conseco                             7,300           223
   MGIC Investment                     6,500           240
   SunAmerica                          3,400           207
   Torchmark                           7,200           259
   Travelers                           6,080           228
                                                ----------
                                                     1,490
                                                ----------
LEISURE PRODUCTS -- 0.6%
   Hasbro                              2,700            80
   Mattel                              8,100           227
                                                ----------
                                                       307
                                                ----------
MACHINERY -- 0.6%
   Tyco International, Ltd.            5,758           318
                                                ----------
MARINE TRANSPORTATION -- 1.0%
   Carnival                           18,000           573
                                                ----------

--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
                                                  MARKET
DESCRIPTION                          SHARES     VALUE (000)
--------------------------------------------------------------------------------
MEASURING DEVICES -- 0.6%
   Honeywell                           4,300    $      275
   Thermo Electron*                    4,200            63
                                                ----------
                                                       338
                                                ----------
MEDICAL PRODUCTS & SERVICES -- 1.3%
   Baxter International                2,800           167
   Boston Scientific*                  1,400            72
   Healthsouth Rehabilitation*        10,742           113
   Tenet Healthcare*                   8,300           239
   United States Surgical              2,900           121
                                                ----------
                                                       712
                                                ----------
MISCELLANEOUS BUSINESS SERVICES -- 2.0%
   Cendant*                           15,485           180
   Ecolab                                700            20
   Microsoft*                          5,400           594
   Networks Associates*                5,897           209
   Sun Microsystems*                   2,800           139
                                                ----------
                                                     1,142
                                                ----------
MISCELLANEOUS CONSUMER SERVICES -- 0.0%
   Service International                 500            16
                                                ----------
MISCELLANEOUS MANUFACTURING -- 0.9%
   Masco                              15,600           384
   US Filter*                          8,537           137
                                                ----------
                                                       521
                                                ----------
OFFICE FURNITURE & FIXTURES -- 0.4%
   Lear*                               5,700           249
                                                ----------
PAPER & PAPER PRODUCTS -- 0.2%
   Fort James                          3,700           121
                                                ----------
PETROLEUM & FUEL PRODUCTS -- 0.7%
   Diamond Offshore Drilling             400            10
   Halliburton                         7,000           200
   Schlumberger                        2,600           131
   Union Pacific Resources             4,726            58
                                                ----------
                                                       399
                                                ----------
PETROLEUM REFINING -- 1.2%
   British Petroleum, PLC, ADR         2,630           229
   Mobil                                 900            68
   Texaco                              5,100           320
   Unocal                              2,000            73
                                                ----------
                                                       690
                                                ----------




--------------------------------------------------------------------------------
                                  SHARES/FACE     MARKET
DESCRIPTION                       AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------

PHOTOGRAPHIC EQUIPMENT & SUPPLIES-- 0.4%
   Xerox                               2,700    $      229
                                                ----------
PRINTING & PUBLISHING -- 1.0%
   American Greetings                  3,500           138
   Gannett                             1,000            54
   McGraw-Hill                         3,900           309
   New York Times, Cl A                1,600            44
   Viacom, Cl B*                         400            23
                                                ----------
                                                       568
                                                ----------
RAILROADS -- 0.4%
   Burlington Northern Santa Fe        7,300           234
   Norfolk Southern                      300             9
                                                ----------
                                                       243
                                                ----------
REAL ESTATE INVESTMENT TRUSTS -- 0.1%
   Starwood Lodging Trust, REIT        2,161            66
                                                ----------
RETAIL -- 5.2%
   Autozone*                             800            20
   Bed Bath & Beyond*                  1,300            30
   Consolidated Stores*                5,900           116
   Costco*                             8,100           384
   CVS                                 9,400           412
   Dollar General                        625            17
   Federated Department Stores*        3,600           131
   Fred Meyer*                         3,100           121
   Intimate Brands                     2,700            51
   Lowe's                             13,900           442
   McDonald's                            800            48
   Office Depot*                      13,700           307
   PepsiCo                               600            18
   Rite Aid                           10,100           359
   Safeway*                            3,000           139
   Saks*                               3,800            85
   Sherwin Williams                      700            15
   Tandy                               3,600           193
   The Limited                         2,500            55
                                                ----------
                                                     2,943
                                                ----------
RUBBER & PLASTIC -- 0.3%
   Goodyear Tire & Rubber              1,600            82
   Weatherford International*          3,615            78
                                                ----------
                                                       160
                                                ----------
SEMI-CONDUCTORS/INSTRUMENTS -- 0.5%
   Intel                               2,600           223
   Texas Instruments                   1,300            69
                                                ----------
                                                       292
                                                ----------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
SEI INSTITUTIONAL MANAGED TRUST -- SEPTEMBER 30, 1998



BALANCED FUND--CONCLUDED


--------------------------------------------------------------------------------
                                   SHARES/FACE    MARKET
DESCRIPTION                       AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------

TELEPHONES & TELECOMMUNICATION -- 2.0%
   Alltel                                300    $       14
   Century Telephone Enterprises       4,100           194
   Cooper Industries                   1,700            69
   LM Ericsson Telephone, ADR          3,000            55
   Lucent Technologies                 4,802           332
   MCI WorldCom*                       8,985           439
                                                ----------
                                                     1,103
                                                ----------
WHOLESALE -- 0.6%
   US Foodservice*                     3,665           153
   WW Grainger                         3,900           164
                                                ----------
                                                       317
                                                ----------
Total Common Stocks
   (Cost $23,379)                                   25,657
                                                ----------

PREFERRED STOCKS -- 1.1%
AIR TRANSPORTATION -- 0.1%
   Trans World Air*                    1,100            54
                                                ----------
FINANCIAL SERVICES -- 0.2%
   Dollar General, STRYPES             2,700            97
   Suiza Cap Trust*                      700            23
                                                ----------
                                                       120
                                                ----------
INSURANCE -- 0.2%
   Conseco Financial Trust             3,000           118
                                                ----------
MISCELLANEOUS BUSINESS SERVICES-- 0.6%
   Microsoft                           3,500           337
                                                ----------
Total Preferred Stocks
   (Cost $648)                                         629
                                                ----------

U.S. TREASURY OBLIGATIONS -- 16.9%
   U.S. Treasury Notes
      5.000%, 01/31/99                $  125           125
      6.000%, 10/15/99                   125           127
      7.500%, 10/31/99                   345           355
      6.375%, 01/15/00                   100           102
      5.500%, 04/15/00                   150           152
      6.375%, 05/15/00                   495           510
      5.750%, 10/31/00                   100           103
      5.750%, 11/15/00                   375           385
      7.750%, 02/15/01                   125           134
      5.625%, 02/28/01                   100           103
      8.000%, 05/15/01                   400           435
      6.500%, 05/31/01                 1,105         1,163
      6.375%, 09/30/01                   100           105


--------------------------------------------------------------------------------
                                      FACE        MARKET
DESCRIPTION                       AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------

      6.375%, 09/30/01                $4,085    $    4,315
      6.625%, 03/31/02                    10            11
      6.250%, 06/30/02                   100           106
      6.375%, 08/15/02                   100           107
      6.250%, 02/15/03                   100           107
      5.750%, 08/15/03                   150           159
      5.875%, 02/15/04                   225           241
      7.250%, 05/15/04                   175           200
      5.625%, 02/15/06                    50            54
      6.625%, 05/15/07                   360           414
                                                ----------
Total U.S. Treasury Obligations
   (Cost $9,201)                                     9,513
                                                ----------

U.S. GOVERNMENT MORTGAGE-BACKED
  OBLIGATIONS -- 5.1%
   FHLMC
      6.000%, 12/01/98                   123           125
      8.000%, 06/01/02                   169           173
      7.000%, 10/01/02                   457           467
      8.000%, 12/01/02                   331           337
   FNMA
      7.000%, 10/01/03                   775           796
      5.800%, 12/10/03                   100           105
      6.400%, 09/27/05                    50            54
      5.875%, 02/02/06                   755           800
                                                ----------
Total U.S. Government Mortgage-
   Backed Obligations
   (Cost $2,772)                                     2,857
                                                ----------

CORPORATE OBLIGATIONS -- 20.4%
   Amer Gen Finance
      5.860%, 01/22/01                   830           846
   Bausch & Lomb
      6.150%, 08/01/01                 1,340         1,374
   Bear Stearns, MTN
      7.000%, 03/01/07                   800           862
   Capital One Bank
      7.000%, 04/30/01                 1,140         1,178
   Caterpillar Financial Services
      5.930%, 10/10/02                   410           423
   Countrywide Funding, MTN
      6.690%, 07/14/13                   995         1,061
   Dillards
      6.430%, 08/01/04                   725           763
   Household Finance
      8.375%, 11/15/01                   355           387
   Ikon Capital Resources
      7.040%, 04/25/00                   675           691

--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
                                       FACE       MARKET
DESCRIPTION                        AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
   International Lease Financial
      5.800%, 06/15/01              $    390    $      397
   Merrill Lynch
      8.250%, 11/15/99                   705           729
   Provident
      6.375%, 07/15/05                 1,600         1,666
   Salomon Smith Barney
      6.250%, 01/15/05                 1,045         1,083
                                                ----------
Total Corporate Obligations
   (Cost $11,046)                                   11,460
                                                ----------

CONVERTIBLE BOND -- 0.4%
   WMX Technologies, Convertible
     to 26.078 shares
      2.000%, 01/24/05                   200           196
                                                ----------
Total Convertible Bond
   (Cost $216)                                         196
                                                ----------

CERTIFICATE OF DEPOSIT -- 1.4%
   BankBoston
      7.000%, 09/15/07                   740           783
                                                ----------
Total Certificate of Deposit
   (Cost $766)                                         783
                                                ----------

REPURCHASE AGREEMENT -- 9.8%
   J.P. Morgan
     5.600%, dated 09/30/98,
     matures 10/01/98, repurchase
     price $5,533,000 (collateralized
     by GNMA obligation, par value
     $14,310,000, 8.500%, 6/15/25,
     total market value: $5,643,000)   5,533         5,533
                                                ----------
Total Repurchase Agreement
   (Cost $5,533)                                     5,533
                                                ----------
Total Investments -- 100.7%
   (Cost $53,561)                                   56,628
                                                ----------
Other Assets and Liabilities, Net-- (0.7%)
   Securities Purchased Payable                     (1,102)
   Other Assets and Liabilities, Net                   730
                                                ----------
Total Other Assets and Liabilities, Net               (372)
                                                ----------

--------------------------------------------------------------------------------
                                       FACE       MARKET
DESCRIPTION                        AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
NET ASSETS:
Fund Shares of Class A (unlimited
   authorization -- no par value) based on
   4,270,923 outstanding shares of
   beneficial interest                          $   45,539
Undistributed net investment income                    426
Accumulated net realized gain
   on investments                                    7,224
Net unrealized appreciation on investments           3,067
                                                ----------
Total Net Assets -- 100.0%                         $56,256
                                                ==========
Net Asset Value, Offering and Redemption
   Price Per Share -- Class A                       $13.17
                                                ==========


* NON-INCOME PRODUCING SECURITY
ADR -- AMERICAN DEPOSITORY RECEIPT
CL -- CLASS
FHLMC -- FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA -- FEDERAL NATIONAL MORTGAGE CORPORATION
GNMA --GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
LTD.-- LIMITED
MTN -- MEDIUM TERM NOTE
PLC -- PUBLIC LIMITED CORPORATION
STRYPES -- STRUCTURED YIELD PRODUCT ENHANCED STOCK

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


CORE FIXED INCOME FUND

U.S. TREASURY OBLIGATIONS -- 31.0%
   U.S. Treasury Bonds
      5.500%, 02/29/00              $ 19,700    $   19,969
     10.750%, 08/15/05                42,850        58,591
      9.250%, 02/15/16               106,390       156,631
      6.375%, 08/15/27                56,619        66,752
      5.625%, 08/15/28                    35            38
   U.S. Treasury Notes
      6.500%, 08/31/01                 2,500         2,642
      6.500%, 05/31/02                 2,000         2,141
      5.625%, 12/31/02                 4,000         4,193
      5.500%, 01/31/03                29,970        31,296
      5.750%, 04/30/03                22,500        23,800
      5.750%, 08/15/03                 2,280         2,418
      3.375%, 01/15/07 (E)            25,200        24,799
      3.625%, 01/15/08 (E)            23,012        23,077
      6.250%, 08/15/23                   140           160
      3.625%, 04/15/28 (E)            37,890        37,772
   U.S. Treasury STRIPS
Zero Coupon, 11/15/04                    400           306
                                                ----------
Total U.S. Treasury Obligations
   (Cost $425,968)                                 454,585
                                                ----------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
SEI INSTITUTIONAL MANAGED TRUST -- SEPTEMBER 30, 1998



CORE FIXED INCOME FUND--CONTINUED

--------------------------------------------------------------------------------
                                      FACE        MARKET
DESCRIPTION                       AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------

CORPORATE OBLIGATIONS -- 21.5%
   ABN Amro Bank of Chicago
      6.625%, 12/31/01              $  2,500     $   2,591
   Allstate Insurance
      7.500%, 06/15/13                 1,000         1,170
   Associated P&C Holdings (B)
      6.750%, 07/15/03                 4,205         4,436
   Associates Corporation of
     North America PLC (B)
      6.500%, 07/15/02                   675           708
   BA Capital Trust A (B)
      7.900%, 01/15/27                 4,630         4,271
   Banco Nacional de Mexico,
     Cl A-1 (B)
      6.250%, 12/01/03                 4,425         4,442
   BankAmerica
      8.125%, 02/01/02                 1,043         1,134
      9.200%, 05/15/03                   850           983
   Bankers Trust
      8.125%, 05/15/20                 1,660         1,770
   Bear Stearns
      6.500%, 06/15/00                 2,550         2,604
      6.750%, 08/15/00                 2,000         2,055
      9.375%, 06/01/01                 1,253         1,380
   Boston Edison
      9.875%, 06/01/20                 2,000         2,212
      9.375%, 08/15/21                 4,500         5,107
   British Aerospace Financial (B)
      7.500%, 07/01/27                11,550        12,676
   Commonwealth Edison
      9.750%, 02/15/20                 2,475         2,695
      9.875%, 06/15/20                   850         1,035
   Continental Bank, N.A.
     12.500%, 04/01/01                 1,850         2,171
   Continental Cablevision
      9.000%, 09/01/08                 2,900         3,549
      9.500%, 08/01/13                 5,025         6,482
   Countrywide Capital I
      8.000%, 12/15/26                 1,750         1,942
   Dayton Hudson
     10.000%, 01/01/11                 1,000         1,371
      8.600%, 01/15/12                   941         1,206
   Deseret Generator &
     Transportation Coop
      9.375%, 01/02/11                   942           978
   Dresdner Bank
      7.250%, 09/15/15                 2,700         2,757
   Dryden Investor Trust (B)
      7.157%, 07/23/08                10,800        11,029
   Eckerd Jack
      9.250%, 02/15/04                 1,000         1,047
   Equitable Companies
      9.000%, 12/15/04                 4,000         4,780




--------------------------------------------------------------------------------
                                      FACE      MARKET
DESCRIPTION                       AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------

   Federal Express
      9.650%, 06/15/12              $  3,175      $  4,171
      9.625%, 10/15/19                   850           911
   Federal Paperboard
      8.875%, 07/01/12                 1,700         2,246
   First National Bank of Omaha
      7.320%, 12/01/10                   750           843
   First Union
      8.125%, 06/24/02                 1,100         1,211
   First USA Bank
      7.000%, 08/20/01                 1,175         1,235
   First USA Bank MTN
      5.850%, 02/22/01                 4,000         4,080
   Fleet Financial Group
      9.900%, 06/15/01                 2,000         2,237
   Ford Capital
     10.125%, 11/15/00                 1,275         1,406
      9.875%, 05/15/02                   850           986
   Ford Motor
      9.215%, 09/15/21                 1,000         1,312
   Ford Motor Capital
      9.500%, 07/01/01                 1,000         1,114
   Ford Motor Credit
      7.700%, 05/15/97                 4,200         4,798
   Ford Motor Global
      6.625%, 10/01/28                 3,810         3,867
   General Motors Acceptance
      9.625%, 12/15/01                 1,850         2,097
   General Motors Global
      6.750%, 05/01/28                 5,330         5,450
   General Motors Notes
      6.375%, 05/01/08                 4,300         4,547
   Georgia Pacific
      9.500%, 12/01/11                 1,500         1,989
      9.875%, 11/01/21                 3,475         3,983
   GMAC
      8.000%, 10/01/99                 1,850         1,901
      9.375%, 04/01/00                 1,250         1,328
      6.250%, 06/15/15                10,000         3,575
   Goldman Sachs
      6.250%, 02/01/03                 4,700         4,882
   GTE
     10.250%, 11/01/20                 1,700         1,919
   Hydro Quebec
      8.050%, 07/07/24                 2,550         3,047
   Hydro Quebec, Ser FU
     11.750%, 02/01/12                 1,300         2,031
   Hydro Quebec, Ser GW
      9.750%, 01/15/18                 3,850         4,514
   IBM Credit
      5.680%, 07/07/99                 5,000         5,026
   JC Penney
      9.750%, 06/15/21                 2,550         2,859

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                       FACE       MARKET
DESCRIPTION                        AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
   JP Morgan Capital
      7.950%, 02/01/27               $   700      $    756
   K N Energy
      9.625%, 08/01/21                 1,900         2,156
   Korea Development Bank
      7.125%, 09/17/01                 1,300         1,123
   Korea Electric Power
      7.750%, 04/01/13                 1,285           774
      6.750%, 08/01/27                 1,075           766
   Lehman Brothers
      9.875%, 10/15/00                 3,225         3,459
      6.125%, 02/01/01                 2,825         2,829
      8.750%, 05/15/02                 1,105         1,192
   Loew's
      7.625%, 06/01/23                 2,550         2,764
   May Department Stores
      9.875%, 06/15/21                 2,150         2,494
   Midland Bank PLC
      6.950%, 03/15/11                 3,700         3,950
   Mobile Energy Services
      8.665%, 01/01/17                   733           308
   Money Store
      8.050%, 04/15/02                 1,700         1,853
   MSC 98-CF1 (A) CMO
     15.710%, 12/15/12                19,710         1,054
   N R G Energy (B)
      7.625%, 02/01/06                 2,000         2,227
   Nabisco
      7.550%, 06/15/15                 2,000         2,138
      6.375%, 02/01/35                 5,000         5,113
   National Bank of Hungary
      8.875%, 11/01/13                 1,550         1,914
   National Rural Utilities
     Cooperative Finance
      9.000%, 09/01/21                 1,400         1,580
   National Westminster Bancorp
      8.375%, 11/15/03                 3,568         4,175
   NCNB Bank
     10.200%, 07/15/15                 3,280         4,453
   New York Telephone
      9.375%, 07/15/31                 2,900         3,328
   News America (B)
      6.750%, 01/09/38                 1,120         1,189
   News America Holdings
     10.125%, 10/15/12                 1,100         1,305
   Norfolk Southern Railway
      7.800%, 05/15/27                 3,200         3,776
   Norsk Hydro A/S
      9.000%, 04/15/12                 1,725         2,234
   Oneok
      9.750%, 12/01/20                 1,150         1,291
   Paine Webber Group
      6.500%, 11/01/05                 2,000         2,098

--------------------------------------------------------------------------------
                                      FACE        MARKET
DESCRIPTION                       AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------

   Paine Webber Group, MTN
      6.930%, 08/15/03                $1,200      $  1,278
   Philip Morris Global
      7.000%, 07/15/05                 1,850         1,980
   Phillips Petroleum
      9.180%, 09/15/21                 2,800         3,164
   Pohang Iron & Steel
      7.125%, 07/15/04                 1,250           939
      7.375%, 05/15/05                   585           429
   Potomac Electric Power
      9.000%, 06/01/21                 1,000         1,115
   Province of Manitoba
      9.500%, 09/15/18                 3,580         4,930
   Province of NewFoundland
     10.000%, 12/01/20                   850         1,221
   Public Services Electric & Gas
      7.625%, 02/01/00                 1,170         1,209
   PVNGS II Funding
      8.000%, 12/30/15                 4,500         5,276
   RJR Nabisco
      8.750%, 08/15/05                   950           993
      8.500%, 07/01/07                   600           656
      8.750%, 07/15/07                 2,235         2,478
   Salomon Brothers
      7.750%, 05/15/00                 1,275         1,328
      6.750%, 02/15/03                 5,550         5,855
   Sumitomo Bank International
      9.550%, 07/15/00                 2,000         2,113
   Swiss Bank
      7.000%, 10/15/15                 1,700         1,857
   System Energy Resources
      7.430%, 01/15/11                 2,184         2,439
   TCI Communications
      8.750%, 08/01/15                 2,415         3,001
   Tele-Communications
      9.250%, 01/15/23                   850           992
   Tenneco
      7.450%, 12/15/25                   500           556
   Time Warner
      9.125%, 01/15/13                 1,850         2,384
   Transamerica Finance
      6.750%, 06/01/00                 3,455         3,546
   U.S. West Communication
      8.875%, 06/01/31                 1,000         1,128
   Union Camp
     10.000%, 05/01/19                 1,700         1,825
      9.250%, 08/15/21                   500           542
   Western National
      7.125%, 02/15/04                 3,000         3,270
   Westvaco
     10.125%, 06/01/19                 1,000         1,081
   Weyerhaeuser
      7.250%, 07/01/13                 1,875         2,091

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
SEI INSTITUTIONAL MANAGED TRUST -- SEPTEMBER 30, 1998



CORE FIXED INCOME FUND--CONTINUED


--------------------------------------------------------------------------------
                                      FACE        MARKET
DESCRIPTION                       AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------

   Wharf Capital
      8.875%, 11/01/04              $    975    $      686
   Wharf International Finance
      7.625%, 03/13/07                 1,300           715
   Worldcom
      6.250%, 08/15/03                 8,960         9,352
   YPF Sociedad Anonima
      7.750%, 08/27/07                 5,000         4,069
   Zurich Capital Trust (B)
      8.376%, 06/01/37                 8,700         9,788
                                                ----------
Total Corporate Obligations
   (Cost $304,760)                                 314,731
                                                ----------

U.S. GOVERNMENT AGENCY OBLIGATION -- 0.2%
   FNMA Discount Note (C)
      5.870%, 02/17/99                 3,190         3,129
                                                ----------
Total U.S. Government Agency Obligation
   (Cost $3,126)                                     3,129
                                                ----------

U.S. GOVERNMENT MORTGAGE-BACKED
   OBLIGATIONS -- 29.1%
   FHLMC
      6.000%, 04/01/13-10/01/23       12,930        13,024
      6.500%, 01/01/23-01/01/24          563           574
      7.000%, 02/01/09-09/01/25       11,299        11,595
      7.500%, 06/01/10-11/01/10        1,196         1,234
      8.000%, 07/01/12-03/01/28       32,356        33,496
      9.000%, 12/01/05                   171           179
   FHLMC CMO
      7.000%, 03/15/28                   405           121
      7.000%, 04/15/28                   357            88
   FHLMC
      7.500%, 03/01/24                   882           910
   FHLMC REMIC, Ser 1005, Cl D
      6.500%, 10/15/05                   914           925
   FHLMC REMIC, Ser 1563, Cl SB (A)
      8.320%, 08/15/08                   412           421
   FHLMC REMIC, Ser 1, Cl Z
      9.300%, 04/15/19                 2,869         3,105
   FHLMC TBA
     6.500%, 10/19/13                 14,300        14,586
      6.000%, 10/01/28                50,990        50,894
   FNMA
      6.500%, 09/01/12-10/14/28       20,952        21,326
      6.750%, 07/30/07                 1,000         1,063
      7.000%, 05/01/26                     3             4
      7.500%, 06/01/22-07/01/28          991         1,021
      8.000%, 11/01/10-05/01/13        6,745         6,969
      8.500%, 09/01/13                   101           106
      9.000%, 07/01/07                   164           173





--------------------------------------------------------------------------------
                                      FACE        MARKET
DESCRIPTION                       AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
   FNMA CMO, Ser 1997-G5
      7.050%, 06/25/04              $  4,701    $    4,734
   FNMA PO, Ser 94-9-C
Zero Coupon, 08/25/23                    268           253
   FNMA REMIC
      5.500%, 08/25/20                 4,071         4,087
   FNMA REMIC Ser 1990-106, Cl-J
      8.500%, 09/25/20                   895           947
   FNMA REMIC Ser 1991-156, Cl A
      7.500%, 10/25/21                 2,852         2,916
   FNMA REMIC Ser 1996-56,
     STRIPS, CMO
      9.000%, 09/25/25                   883           932
   FNMA, Ser 93-216, Cl C, PO
Zero Coupon, 08/25/23                    112           107
   FNMA TBA
      6.000%, 10/01/13-10/01/28       16,600        16,664
      6.500%, 10/01/13-10/01/28       39,672        37,517
      7.000%, 10/01/13                 2,000         2,049
   GNMA
      6.000%, 07/20/27                 2,432         2,476
      6.500%, 04/15/23-09/15/28       35,678        40,570
      6.875%, 06/20/18                   241           247
      7.000%, 09/20/19                   285           292
      7.000%, 04/15/22-09/15/28       41,118        42,567
      7.125%, 08/20/22                 4,432         4,521
      8.000%, 05/15/25-09/01/27        3,400         3,541
      8.500%, 11/15/00-12/15/21          585           618
      9.500%, 01/15/19                   616           665
   GNMA TBA
      6.500%, 10/01/28                40,800        41,616
      7.000%, 10/01/28                 8,000         8,237
      7.500%, 09/15/06-10/01/28       47,233        48,946
                                                ----------
Total U.S. Government Mortgage-
   Backed Obligations
   (Cost $419,356)                                 426,316
                                                ----------

ASSET-BACKED SECURITIES -- 6.6%
   Asset Securitization, Ser 1997-D4,
     Cl A1-C
      7.420%, 04/14/29                 3,100         3,404
   AT&T Universal Card
      5.950%, 10/17/02                 4,275         4,361
   Banc One Credit Card
     Master Trust
      6.300%, 09/15/00                 6,325         6,489
      6.150%, 07/15/02                 4,600         4,693
   Champion 95-2 A2 (B)
      7.340%, 10/25/26                 1,482         1,486
   Chase Manhattan Auto Guarantor
     Trust, Ser 96-B, Cl A
      6.610%, 04/16/02                   513           520

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                      FACE        MARKET
DESCRIPTION                       AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------

   Chase Credit Card Master
     Trust, Ser 1996-B, Cl A
      6.230%, 06/15/03              $ 10,175    $   10,435
   Chevy Auto Receivables Trust,
     Ser 1996-2, Cl A
      5.900%, 07/15/03                   667           672
   Citibank Credit Card Master
     Trust I, Ser 1996-1, Cl A, PO
      Zero Coupon, 02/07/03           14,542        12,870
   Citibank Credit Card Master
     Trust I Series 1997-6, Class A
      Zero Coupon, 08/15/06            1,133           839
   Delta Funding Hel, Ser 1998-1,
     Cl A1-F (A)
      5.770%, 10/25/17                 4,233         4,233
   Discover Card, Ser 1995-2, Cl A
      6.550%, 02/18/03                 4,275         4,395
   Empire Funding Home Loan
     Owner Trust, Ser 1997-4,
     Cl A1 (A)
      5.750%, 01/25/08                 1,143         1,143
   First Chicago Master Trust
      7.150%, 04/15/01                 4,275         4,353
   GMACC, Ser 98-C2
     18.010%, 05/15/31                25,665         1,173
   IBM Credit Receivables Lease
     Master Trust, Ser 93-1 A
      4.550%, 11/15/00                   234           234
   Keycorp Auto Guarantor Trust
      5.800%, 07/15/00                 1,460         1,468
   Money Store Trust, Cl 1998-A,
     Ser A1
      6.405%, 03/15/06                 6,251         6,263
   NationsBank
      6.450%, 04/15/03                 3,975         4,116
   Sears Credit, Cl A
      6.050%, 01/15/08                 2,135         2,206
   Sears Credit Account Master
     Trust II, Ser 95-2, Cl A
      7.000%, 10/15/04                 1,700         1,755
   Sears Credit Account Master
     Trust, Ser 95-3, Cl A
      8.100%, 06/15/04                 2,750         2,853
   Sears Credit Account Master
     Trust, Ser 95-5, Cl A
      7.000%, 01/15/04                 5,726         5,820
   Structured Asset Securities
     Ser 1998-C2A, Cl A (A)
      5.770%, 01/25/13                   816           815



--------------------------------------------------------------------------------
                                      FACE        MARKET
DESCRIPTION                       AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------

   Union Acceptance, Ser 1998-B,
     Cl A2
      5.830%, 10/09/01              $ 10,000    $   10,005
                                                ----------
Total Asset-Backed Securities
   (Cost $93,677)                                   96,601
                                                ----------

MORTGAGE-BACKED OBLIGATIONS -- 9.6%
   Arbors of Little Rock (D)
      7.450%, 01/01/39                 1,995         2,127
   Castle Terrace (D)
      8.000%, 05/01/37                 1,503         1,642
   Chase Commercial
     Mortgage Security
      7.370%, 02/19/07                   107           116
   CLC Excelsior II Apartments (D)
      8.040%, 02/01/39                   500           548
   Contimortgage Home Equity
     Loan Trust, Ser 1998-1, Cl A2
      6.180%, 07/15/12                15,000        15,191
   Creekwood (D)
      7.300%, 11/30/38                 1,999         2,133
   Enclave of Stone Brook (D)
      7.500%, 08/29/37                 1,929         2,068
   First Plus Home Loan Trust,
     Ser 1998-2, Cl A1 (A)
      5.740%, 12/10/08                 5,639         5,630
   First Union-Lehman Brothers
     CMO, IO, Ser 1997-C2, Cl IO (B)
      1.540%, 11/18/27                 4,600           403
   Fund America Investors Corp. II,
     CMO, ARM, REMIC,
     Ser 93-A, Cl A-2
      7.950%, 06/25/23                 4,888         4,986
   Global Franchise Trust,
     Ser 98-1, Cl X (B)
      6.200%, 06/10/18                17,500         1,610
   Goldman Sachs Mortgage
     Securities, Ser 1998-2, Cl A CMO
      7.750%, 05/19/27                 1,441         1,511
   Green Tree Financial
     Ser 1996-10, Cl A6
      7.290%, 03/15/28                 1,250         1,348
   Green Tree Financial
     Ser 1998 B, Cl A4
      6.390%, 02/15/25                 3,450         3,566
   GSMS 98-1 A CMO
      8.000%, 08/19/19                 1,627         1,714
   Holt Apartments (D)
      7.275%, 07/30/38                 2,030         2,150

STATEMENT OF NET ASSETS/SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
SEI INSTITUTIONAL MANAGED TRUST -- SEPTEMBER 30, 1998



CORE FIXED INCOME FUND--CONCLUDED


--------------------------------------------------------------------------------
                                      FACE        MARKET
DESCRIPTION                       AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------

   JP Morgan Commercial Mortgage
     Finance, Ser 1997-C5, Cl X,
     CMO, IO (A) (B)
      8.078%, 09/15/29              $ 15,900      $  1,399
   Nomura Asset Securities Corp.,
     CMO, Ser 96-, Cl A-1B
      7.120%, 04/13/36                 5,100         5,535
   Merit Securities CMO
     Ser 11, Cl 1A1
      6.580%, 07/28/22                 1,063         1,064
   Merit Security Corporation,
     98-Wf1 CMBS CMO
      6.250%, 07/15/07                 1,423         1,459
   Merrill Lynch
      7.430%, 09/01/22                 1,907         2,020
   Merrill Lynch Mortgage
     Investors, Ser 1996-C2, Cl A3
      6.960%, 11/21/28                 7,940         8,444
   Merrill Lynch Mortgage
     Investors, Ser 1996-C2
      6.960%, 11/21/28                   530           549
   MSCI, Ser 98-Cf1, Cl A1
      6.330%, 05/15/30                 1,767         1,811
   Olmstead Commons (D)
      7.840%, 03/01/28                   798           869
   Orchard Park Inn (D)
      7.840%, 03/01/28                   560           611
   Rali 97-Qs12a7 CMO
      7.250%, 11/25/27                 1,788         1,845
   Renaissance Place
     Apartments (D)
      7.395%, 08/02/32                 1,342         1,429
   Residential Accredit Loans,
     Ser 1997-QS10, Cl A1
      7.250%, 10/25/27                 1,940         1,980
   Residential Accredit Loans,
     Ser 1998-QS05, Cl A1
      6.750%, 04/25/28                 2,350         2,373
   Residential Accredit Loans,
     Ser 1998-QS4, Cl A1
      6.500%, 03/25/28                 1,472         1,482
   Residential Asset
     Securitization
     Trust, Ser 1998-A1
      7.000%, 03/25/28                 2,853         2,904
   Residential Asset
     Securitization
     Trust, Ser 98-A8, Cl A2 (A)
      6.750%, 06/25/28                 1,290         1,295




--------------------------------------------------------------------------------
                                      FACE        MARKET
DESCRIPTION                       AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------

   Residential Asset Securitization,
     Ser 1998-A6, Cl A1
      6.750%, 03/01/28              $  2,606    $    2,619
   Rosewood (D)
      8.000%, 07/01/37                 1,502         1,644
   RTC 92-7-A2D, ARM
      6.590%, 06/25/21                   871           871
   RTC ARM 92-B3 (A)
      7.920%, 09/25/29                 3,225         3,323
   RTC ARM M-3 (A)
      6.710%, 05/25/21                11,381        11,355
   Ryland Mortgage, Ser 1994-7a,
     Cl A2
      7.000%, 08/25/25                 1,681         1,724
   Sanctuary at Tuttle Crossing (D)
      8.250%, 06/01/37                 1,287         1,419
   Security Pacific Acceptance Corp.
      8.550%, 09/15/11                   744           753
   Shavano Park (D)
      7.875%, 07/01/38                 1,510         1,639
   Silverado Apartments (D)
      7.175%, 11/30/39                 2,568         2,689
   Somerford Place Facility (D)
      7.475%, 12/30/38                 1,964         2,105
   Structured Assets Securities
     Corp., Ser 93-C1
      6.600%, 10/25/24                 8,000         8,051
   The Money Store Trust, Ser 97-2,
     Cl A1 (A)
      6.650%, 11/15/07                 1,284         1,294
   UCFC Home Equity Loan,
     Ser 95-B-1, Cl A5
      7.250%, 12/10/20                 2,450         2,678
   UCFC Home Equity Loan,
     Ser 1998-A, Cl A1 (A)
      5.720%, 07/15/11                 7,107         7,105
   Union Planters Mortgage
     Finance, CMO,
     Ser 1998-1, Cl A1
      6.350%, 01/25/28                 1,707         1,719
   Village at Stone Falls (D)
      7.375%, 08/29/37                 1,996         2,122
   Villages at Clear Springs (D)
      7.625%, 09/30/38                 2,008         2,167
   Western Financial Grantors Trust
     Ser 95-2, Cl A1
      7.100%, 07/01/00                   936           943
                                                ----------
Total Mortgage-Backed Obligations
   (Cost $134,923)                                 140,032
                                                ----------

--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
                                      FACE        MARKET
DESCRIPTION                       AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------


OPTIONS -- 0.1%
   March 1999 90 Day Euro$ Call     $    782    $    1,525
   December 1998 90 Day Euro$ Call       339           559
   December 1998 90 Day Euro$ Call       167           190
   March 1999 Euro$ Call                (171)          (62)
   December 1998 US Long Bond Put       (288)          (32)
   March 1999 US Long Bond Call         (204)         (363)
                                                ----------
Total Options
   (Cost $488)                                       1,817
                                                ----------

MUNICIPAL BOND -- 0.1%
   LA County
Zero coupon, 06/30/10                  3,850         1,988
                                                ----------
Total Municipal Bond
   (Cost $1,580)                                     1,988
                                                ----------

REPURCHASE AGREEMENT -- 15.0%
   J.P. Morgan
     5.600%, dated 09/30/98, matures
     10/01/98, repurchase price
     $219,666,000 (collateralized
     by various GNMA obligations,
     total par $457,470,000,
     9.000%, 06/15/16-12/15/28, total
     market value: $224,024,000)     219,631       219,631
                                                ----------
Total Repurchase Agreements
   (Cost $219,631)                                 219,631
                                                ----------
Total Investments -- 113.2%
   (Cost $1,604,783)                             1,658,830
                                                ----------
Other Assets and Liabilities, Net -- (13.2%)      (193,545)
                                                ----------

NET ASSETS:
Fund Shares of Class A (unlimited
   authorization -- no par value) based on
   219,666,000 outstanding shares
   of beneficial interest                        1,382,119
Undistributed net investment income                     46
Accumulated net realized gain
   on investments                                   30,591
Net unrealized depreciation on futures              (1,518)
Net unrealized appreciation on investments          54,047
                                                ----------
Total Net Assets -- 100.0%                      $1,465,285
                                                ==========

Net Asset Value, Offering and Redemption
   Price Per Share -- Class A                       $10.92
                                                ==========

--------------------------------------------------------------------------------
                                     FACE         MARKET
DESCRIPTION                      AMOUNT (000)   VALUE (000)
--------------------------------------------------------------------------------

(A) VARIABLE RATE SECURITY--THE RATE REPORTED ON THE STATEMENT OF NET ASSETS IS THE RATE IN EFFECT AS OF SEPTEMBER 30, 1998.
(B) SECURITY SOLD WITHIN THE TERMS OF A PRIVATE PLACEMENT MEMORANDUM, EXEMPT FROM REGISTRATION UNDER SECTION 144A OF THE SECURITIES ACT OF 1933, AS AMENDED, AND MAY BE SOLD ONLY TO DEALERS IN THAT PROGRAM OR OTHER "ACCREDITED INVESTORS." THESE SECURITIES HAVE BEEN DETERMINED TO BE
    LIQUID UNDER GUIDELINES ESTABLISHED BY THE BOARD OF DIRECTORS.
(C) SECURITIES HAVE BEEN PLEDGED AS COLLATERAL ON OPEN FUTURES CONTRACTS.
(D) LOANS SUPPORTING CONSTRUCTION IN PROGRESS.
(E) U.S. TREASURY INFLATION INDEX NOTE
ARM -- ADJUSTABLE RATE MORTGAGE
CL -- CLASS
COFI -- COST OF FUNDS INDEX
CMO -- COLLATERALIZED MORTGAGE OBLIGATION
FHLB --FEDERAL HOME LOAN BANK
FHLMC -- FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA -- FEDERAL NATIONAL MORTGAGE CORPORATION
GNMA -- GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
IO -- INTEREST ONLY
MTN -- MEDIUM TERM NOTE
PLC -- PUBLIC LIMITED COMPANY
PO -- PRINCIPAL ONLY
REMIC -- REAL ESTATE MORTGAGE INVESTMENT CONDUIT
RTC -- RESOLUTION TRUST CORPORATION
SER -- SERIES
STRIPS -- SEPARATELY TRADED REGISTERED INTEREST AND PRINCIPAL SECURITIES
TBA -- TO BE ANNOUNCED

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


HIGH YIELD BOND FUND
CORPORATE OBLIGATIONS -- 88.1%
   Abraxas Petroleum, Ser D
     11.500%, 11/01/04                $1,250    $    1,003
   Acme Television/Finance (A) (B)
     11.730%, 09/30/04                   500           386
   Adelphia Cable Communications
     10.500%, 07/15/04                   500           541
   Adelphia Communications, Ser B
      8.375%, 02/01/08                   750           761
   ADV Accessory
      9.750%, 10/01/07                   550           533

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
SEI INSTITUTIONAL MANAGED TRUST -- SEPTEMBER 30, 1998



HIGH YIELD BOND FUND--CONTINUED




--------------------------------------------------------------------------------
                                      FACE        MARKET
DESCRIPTION                       AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------

   Advance Holding (A) (B)
     12.610%, 04/15/09              $  1,100    $      637
   Advanced Radio Telecom
     14.000%, 02/15/07                   500           389
   Advanve Stores (A)
     10.250%, 04/15/08                   300           293
   AES
      8.500%, 11/01/07                   800           758
   Aetna Industries
     11.875%, 10/01/06                   900           945
   AFC Enterprises
     10.250%, 05/15/07                   900           916
   Ainsworth Lumber
     12.500%, 07/15/07                 1,000           997
   Airplanes Pass Through Trust
     10.875%, 03/15/19                   300           318
   Alaris Medical (A) (B)
     14.740%, 08/01/08                   750           329
   Algoma Steel First Mortgage
     12.375%, 07/15/05                   800           710
   Allbritton Communications
      9.750%, 11/30/07                   800           822
   Allied Holdings, Ser B
      8.625%, 10/01/07                   700           695
   Allied Waste
     10.250%, 12/01/06                   650           709
   Allied Waste Industries (B)
      7.780%, 06/01/07                 1,650         1,219
   American Builder & Contractors
     10.625%, 05/15/07                   500           482
   American Cellular (A)
     10.500%, 05/15/08                   750           726
   American Commercial Lines
     10.250%, 06/30/08                   600           586
   American Lawyer Media
      9.750%, 12/15/07                   750           748
   American Radio Systems
      9.000%, 02/01/06                   500           522
   American Restaurant Services (A)
     11.500%, 02/15/03                   700           678
   American Skiing
     12.000%, 07/15/06                   450           460
   Ameristar Casino, Ser B
     10.500%, 08/01/04                   750           718
   AMF Group
     10.875%, 03/15/06                   700           607
   AMF Group Senior (B)
     15.130%, 03/15/06                   306           183
   Ampex
     12.000%, 03/15/03                 1,000         1,000
   Amphenol
      9.875%, 05/15/07                   500           495
   Amscan Holdings
      9.875%, 12/15/07                   400           359




--------------------------------------------------------------------------------
                                      FACE        MARKET
DESCRIPTION                       AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------

   Amtrol
     10.625%, 12/31/06               $   400      $    381
   Anchor Lamina
      9.875%, 02/01/08                 1,000           822
   Anthony Crane Rentals (A)
     10.375%, 08/01/08                   500           474
   Apcoa
      9.250%, 03/15/08                   200           192
   Apcoa (A)
      9.250%, 03/15/08                   500           481
   Applied Extrusion Tech, Ser B
     11.500%, 04/01/02                   800           845
   Arcadia Financial Ltd.
     11.500%, 03/15/07                   500           354
   Archibald Candy
     10.250%, 07/01/04                   600           613
   Atlantic Express
     10.750%, 02/01/04                   500           504
   Aurora Foods
      8.750%, 07/01/08                   650           658
   Autotote
     10.875%, 08/01/04                   750           779
   Ball
      8.250%, 08/01/08                   700           723
   Bally Total Fitness, Ser B
      9.875%, 10/15/07                   400           374
   Bayou Steel (A)
      9.500%, 05/15/08                   500           449
   Belden & Blake, Ser B
      9.875%, 06/15/07                   500           416
   Bellwether Exploration
     10.875%, 04/01/07                   800           762
   Berry Plastics
     12.500%, 06/15/06                   500           536
   Beverly Enterprises
      9.000%, 02/15/06                   700           675
   Big City Radio (B)
     13.590%, 03/15/05                   750           533
   Blue Bird Body
     10.750%, 11/15/06                   500           531
   Booth Creek
     12.500%, 03/15/07                   600           592
   Boyd Gaming
      9.500%, 07/15/07                   500           495
   Boyds Collection (A)
      9.000%, 05/15/08                   800           767
   Brand Scaffold Services (A)
     10.250%, 02/15/08                   750           742
   BTI Telecom
     10.500%, 09/15/07                   500           416
   Buckeye Cellulose
      9.250%, 09/15/08                   500           511
   Bucyrus International
      9.750%, 09/15/07                   500           369

--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
                                      FACE        MARKET
DESCRIPTION                       AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------

   Burke Industries
     10.000%, 08/15/07              $    600      $    598
   Busse Broadcasting
     11.625%, 10/15/00                   700           745
   BWAY, Ser B
     10.250%, 04/15/07                   500           527
   Call-Net Enterprises (B)
      9.920%, 08/15/07                 1,000           645
   Call-Net Enterprises (A) (B)
     10.220%, 08/15/08                   700           409
   Cambridge Industries, Ser B
     10.250%, 07/15/07                   500           501
   Canadian Airlines
     10.000%, 05/01/05                   400           379
   Canadian Airlines Yankee
     12.250%, 08/01/06                   950           906
   Canadian Forest Oil, Ltd.
      8.750%, 09/15/07                   500           454
   Capstar Broadcasting
      9.250%, 07/01/07                   500           510
   Capstar Broadcasting (B)
     10.550%, 02/01/09                   600           443
   Capstar Hotel
      8.750%, 08/15/07                   500           475
   Casino America
     12.500%, 08/01/03                   900           974
   Casino Magic
     13.000%, 08/15/03                 1,600         1,756
   CCA Holding
     13.000%, 12/31/99                 1,000         1,497
   Cencall Communication (B)
      9.790%, 01/15/04                   100           101
   Century Communications
      8.875%, 01/15/07                   550           577
   Century Communications, Ser B
     12.390%, 01/15/08                 1,000           461
   CEX Holdings (A)
      9.625%, 06/01/08                   800           762
   CF Cable Television
     11.625%, 02/15/05                    50            55
   Chancellor Media
      9.375%, 10/01/04                   750           771
   Charter Communications
     South East
     11.250%, 03/15/06                   600           653
   Chattem
      8.875%, 04/01/08                   500           463
   Cinemark USA
      9.625%, 08/01/08                   600           613
   Cinemark USA, Ser B
      8.500%, 08/01/08                   500           476
   Clark R&M
      8.875%, 11/15/07                   500           469



--------------------------------------------------------------------------------
                                      FACE        MARKET
DESCRIPTION                       AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------

   Classic Cable (A)
      9.875%, 08/01/08               $   500    $      509
   Classic Cable (A) (B)
     12.780%, 08/01/09                   600           339
   Clearnet Communications (B)
     12.010%, 12/15/05                 1,000           831
   Cliffs Drilling
     10.250%, 05/15/03                   400           423
   Climachem, Ser B
     10.750%, 12/01/07                   500           507
   Coast Hotels & Casino
     13.000%, 12/15/02                   800           896
   Coaxial Communication
     10.000%, 08/15/06                 1,200         1,177
   Coinstar (B)
     14.520%, 10/01/06                   900           729
   Collins & Aikman (A)
     10.000%, 01/15/07                   500           504
   Collins & Aikman (A)
     11.500%, 04/15/06                   550           573
   Color Spot Nurseries
     10.500%, 12/15/07                   900           376
   Colorado Gaming &
     Entertainment PIK
      9.050%, 06/01/03                   750           793
   Comcast
      9.375%, 05/15/05                   250           260
      9.125%, 10/15/06                   600           624
   Comcast Cellular (A)
      9.500%, 05/01/07                   800           821
   Comcast UK Cable (B)
     10.620%, 11/15/07                   500           404
   Commonwealth Aluminum
     10.750%, 10/01/06                   500           510
   Communications Instrument
     10.000%, 09/15/04                   500           504
   Concentric Network
     12.750%, 12/15/07                   550           507
   Constellation Finance LLC
     Ser 1997-1
      9.800%, 12/14/02                   500           499
   Container
      9.750%, 04/01/03                   550           549
   Costilla Energy
     10.250%, 10/01/06                 1,000           872
   Crown Packaging
     Enterprises Ltd. (B)
     14.000%, 08/01/06                   775            39
   Crown Paper
     11.000%, 09/01/05                   500           369
   CSC Holdings
      9.250%, 11/01/05                   250           263
      9.875%, 02/15/13                   650           720

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
SEI INSTITUTIONAL MANAGED TRUST -- SEPTEMBER 30, 1998


HIGH YIELD BOND FUND--CONTINUED

--------------------------------------------------------------------------------
                                      FACE        MARKET
DESCRIPTION                       AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------

   CSC Holdings, Ser B
      8.125%, 08/15/09              $    550    $      573
   Cumulus Media (A)
     10.375%, 07/01/08                   500           499
   Dade International
     11.125%, 05/01/06                   500           535
   Dailey International, Ser B
      9.500%, 02/15/08                   850           576
   Dawson Production Services
      9.375%, 02/01/07                 1,000           987
   Day International
      9.500%, 03/15/08                   600           557
   Deleware County Remy
     International
     10.625%, 08/01/06                   550           560
   Derlan Man
     10.000%, 01/15/07                   500           474
   Details, Ser B
     10.000%, 11/15/05                   500           484
   Diamond Brands Operating (A)
     10.125%, 04/15/08                   650           616
   Diamond Cable (B)
     10.070%, 02/15/07                 1,450         1,042
   Diamond Cable
     Communications (B)
     10.720%, 09/30/04                   300           279
     10.720%, 12/15/05                   950           761
   Diamond Holdings PLC
      9.125%, 02/01/08                 1,000           977
   Diamond Triumph Auto (A)
      9.250%, 04/01/08                   700           685
   Digital Television Services, Ser B
     12.500%, 08/01/07                   500           541
   Dobson Communications (A)
     11.750%, 04/15/07                   600           603
   Dobson Wireline (A)
     12.250%, 06/15/08                   500           465
   Dolphin Telecom PLC (A) (B)
      7.540%, 06/01/08                   100            49
   Doskocil Manufacturing
     10.125%, 09/15/07                   500           515
   Drypers
     10.250%, 06/15/07                 1,000           932
   DTI Holdings (B)
     10.210%, 03/01/08                 1,000           391
   Dual Drilling
      9.875%, 01/15/04                   500           530
   Dyersburg, Ser B
      9.750%, 09/01/07                   550           494
   E.spire Communications
     13.750%, 07/15/07                   500           549
   E.spire Communications (A) (B)
     12.820%, 07/01/08                   500           257




--------------------------------------------------------------------------------
                                      FACE        MARKET
DESCRIPTION                       AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------

   E.spire Communications (B)
     12.740%, 11/01/05               $ 1,550    $    1,246
     14.980%, 04/01/06                   500           401
   Eagle Family Foods
      8.750%, 01/15/08                 1,200         1,125
   Eagle Geophysical (A)
     10.750%, 07/15/08                   600           532
   Echostar Satellite Broadcast (B)
     11.320%, 03/15/04                 1,200         1,060
   Eldorado Resorts
     10.500%, 08/15/06                   500           521
   Elgar Holdings
      9.875%, 02/01/08                 1,000           835
   Empress Entertainment (A)
      8.125%, 07/01/06                   450           448
   Empress River Casino
     10.750%, 04/01/02                   500           536
   Energy of America
      9.500%, 05/15/07                   500           474
   Ermis Maritime Holdings, Ltd.
     12.500%, 03/15/06                   797           774
   Esprit Telecom Group PLC
     11.500%, 12/15/07                   500           456
   Euramax International PLC
     11.250%, 10/01/06                   450           451
   Facilicom International
     10.500%, 01/15/08                   800           698
   Falcon Building
      9.500%, 06/15/07                   500           469
   Falcon Holding Group (B)
     13.680%, 04/15/10                   750           509
   Falcon Holdings Group
      8.375%, 04/15/10                   250           251
   Finlay Enterprises
      9.000%, 05/01/08                   500           449
   First Wave Marine
     11.000%, 02/01/08                   500           517
   Fisher Scientific International
      9.000%, 02/01/08                   800           770
   Fitzgeralds Gaming
     12.250%, 12/15/04                   550           385
   Flag Ltd.
      8.250%, 01/30/08                   750           711
   Fleming
     10.500%, 12/01/04                   670           642
   Flores & Rucks
      9.750%, 10/01/06                   400           414
   Focal Communications (A)
      7.780%, 02/15/08                 1,250           611
   Forcenergy (A)
      8.500%, 02/15/07                   500           360
   Fountain View (A)
     11.250%, 04/15/08                   800           711

--------------------------------------------------------------------------------




--------------------------------------------------------------------------------
                                      FACE        MARKET
DESCRIPTION                       AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------

   Four M
     12.000%, 06/01/06                 $ 500    $      467
   Fox/Liberty Networks LLC
      8.875%, 08/15/07                   500           490
   French Fragrances
     10.375%, 05/15/07                   500           521
   Fresh Foods (A)
     10.750%, 06/01/06                   500           449
   Friendly Ice Cream
     10.500%, 12/01/07                   700           621
   Frontier Oil (A)
      9.125%, 02/15/06                   800           750
   Fundy Cable
     11.000%, 11/15/05                   500           525
   Galey & Lord
      9.125%, 03/01/08                   750           660
   Gaylord Container
      9.750%, 06/15/07                   500           409
   GCI
      9.750%, 08/01/07                   500           474
   Global Crossings Holdings (A)
      9.625%, 05/15/08                   600           588
   Global Telesystems Group
      9.875%, 02/15/05                 1,000           860
   Globalstar
     11.375%, 02/15/04                   400           264
     11.250%, 06/15/04                   900           612
   Globalstar LP/Capital
     11.500%, 06/01/05                   250           167
   Golden Ocean Group Ltd.
     10.000%, 08/31/01                 1,032           516
   Golden Sky Systems (A)
     12.375%, 08/01/06                   400           405
   Gothic Production
     11.125%, 05/01/05                   350           255
   Graham Packaging
      8.750%, 01/15/08                   400           379
   Grand Casinos
      9.000%, 10/15/04                   500           519
   Granite Broadcasting
      9.375%, 12/01/05                   500           489
      8.875%, 05/15/08                   300           280
   Gray Communications System
     10.625%, 10/01/06                   500           526
   Great Lakes Carbon (A)
     10.250%, 05/15/08                   500           489
   GS Technologies
     12.000%, 09/01/04                   500           529
   GST Equipment Funding
     13.250%, 05/01/07                   500           520
   GST USA Guarantee (B)
     13.900%, 12/15/05                 1,660         1,230



--------------------------------------------------------------------------------
                                      FACE        MARKET
DESCRIPTION                       AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------

   Gulf Canada Resources
      9.625%, 07/01/05               $   500    $      501
   Gulf States Steel
     13.500%, 04/15/03                   700           453
   Hard Rock Hotel (A)
      9.250%, 04/01/05                 1,100         1,081
   Harris Chemical (B)
     10.250%, 07/15/01                   400           415
   Harvey Casinos Resorts
     10.625%, 06/01/06                   600           636
   Hawk
     10.250%, 12/01/03                   325           345
   Hayes Wheel International
     11.000%, 07/15/06                   500           549
      9.125%, 07/15/07                   400           404
   Haynes International
     11.625%, 09/01/04                   500           556
   Helicon
     11.000%, 11/01/03                   700           737
   Hermes Europe Railtel BV
     11.500%, 08/15/07                   750           786
   Hollinger International Publishing
      9.250%, 03/15/07                   700           714
   Hollywood Casino
     12.750%, 11/01/03                   600           619
   Hollywood Park, Ser B
      9.500%, 08/01/07                   500           475
   Hollywood Theaters
     10.625%, 08/01/07                   500           506
   Home Products International
      9.625%, 05/15/08                   800           705
   Homeside
     11.250%, 05/15/03                   325           377
   Horseshoe Gaming
      9.375%, 06/15/07                   800           770
   Hosiery of America
     13.750%, 08/01/02                   500           530
   Host Marriott
      7.875%, 08/01/05                   550           550
      7.875%, 08/01/08                   500           494
   HS Resources
      9.250%, 11/15/06                   500           465
   Huntsman (A)
      9.500%, 07/01/07                   500           502
   Huntsman Polymers
     11.750%, 12/01/04                   250           274
   Hyperion Telecommunication (B)
     14.250%, 04/15/03                 1,900         1,311
   Hyperion Telecommunications
     12.250%, 09/01/04                   500           494
   ICG Holding (B)
     13.360%, 09/15/05                   350           278
   ICG Holdings (A) (B)
     13.120%, 03/15/07                   500           332

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
SEI INSTITUTIONAL MANAGED TRUST -- SEPTEMBER 30, 1998



HIGH YIELD BOND FUND--CONTINUED


--------------------------------------------------------------------------------
                                      FACE        MARKET
DESCRIPTION                       AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------

   ICG Services (B)
      7.290%, 02/15/08                $1,250    $      639
   ICN Pharmaceutical (A)
      8.750%, 11/15/08                   300           297
   ICN Pharmaeuticals
      9.250%, 08/15/05                   500           495
   ICO Global
     15.000%, 08/01/05                   250           199
   IDT
      8.750%, 02/15/06                   500           440
   IHF Holdings
     15.000%, 11/15/04                   600           119
   Impac Group (A)
     10.125%, 03/15/08                 1,000           982
   Integrated Health
     10.250%, 04/30/06                   250           249
   Integrated Health Services
      9.500%, 09/15/07                   500           482
      9.250%, 01/15/08                   250           239
   Intelcom Group (B)
     12.920%, 05/01/06                   400           284
   Interact Systems ((B)
     14.000%, 08/01/03                   700           272
   Intermedia Capital Partners
     11.250%, 08/01/06                   750           811
   Intermedia Communications
     of Florida (B)
     10.360%, 05/15/06                   900           733
     10.170%, 07/15/07                   500           359
   International Cabletel
     10.000%, 02/15/07                   250           252
   International Cabletel (B)
     10.510%, 04/15/05                   400           344
     10.550%, 02/01/06                 1,200           930
   International Home Foods
     10.375%, 11/01/06                   750           790
   International Knife & Saw
     11.375%, 11/15/06                   500           509
   International Utility Structures (A)
     10.750%, 02/01/08                   500           437
   International Wire Group
     11.750%, 06/01/05                   500           515
   Intrawest
      9.750%, 08/15/08                   750           721
   Iridium LLC, Ser C
     11.250%, 07/15/05                   300           241
   Iridium LLC (A)
     14.000%, 07/15/05                   750           667
   ISP Holdings
      9.000%, 10/15/03                   500           520




--------------------------------------------------------------------------------
                                      FACE        MARKET
DESCRIPTION                       AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------

   ITC Deltacom
     11.000%, 06/01/07              $    422    $      458
      8.875%, 03/01/08                   455           450
   Ivaco
     11.500%, 09/15/05                   500           536
   IXC Communications
      9.000%, 04/15/08                   900           893
   Jackson Products (A)
      9.500%, 04/15/05                   900           876
   Jacor Communications
      9.750%, 12/15/06                   450           486
      8.000%, 02/15/10                   750           750
   James Cable
     10.750%, 08/15/04                 1,150         1,207
   Jitney-Jungle Stores
     10.375%, 09/15/07                   450           456
   John Q Hammons Hotels
      8.875%, 02/15/04                   500           488
   Jones Intercable
      9.625%, 03/15/02                   350           371
      8.875%, 04/01/07                   350           361
   Jordan Industries
     10.375%, 08/01/07                 1,000           962
   Jordan Telecom Products (B)
     12.560%, 08/01/07                 1,000           729
   JPS Automotive Products
     11.125%, 06/15/01                   100           110
   K-mart
      7.750%, 10/01/12                   750           720
   Kaiser Aluminum &
     Chemical, Ser B
     10.875%, 10/15/06                   600           592
   KCS Energy
      8.875%, 01/15/08                   800           632
   Keebler
     10.750%, 07/01/06                   450           493
   Kelley Oil & Gas
     10.375%, 10/15/06                   500           414
   Kitty Hawk
      9.950%, 11/15/04                   250           251
   KMC Telecom Holdings (B)
     8.010%, 02/15/08                  1,250           598
   Knoll
     10.875%, 03/15/06                   260           288
   KSL Recreation Group
     10.250%, 05/01/07                   500           528
   Lady Luck Gaming
     11.875%, 03/01/01                   650           652
   Lamar Advertising (A)
      9.625%, 12/01/06                   450           480

--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
                                      FACE        MARKET
DESCRIPTION                       AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------

   Laroche Industries
      9.500%, 09/15/07               $   800    $      768
   LDM Technologies
     10.750%, 01/15/07                   500           464
   Leiner Health Products
      9.625%, 07/10/07                   500           517
   Lenfest Communications
     10.500%, 06/15/06                   700           794
   Lenfest Communications (A)
      8.250%, 02/15/08                   650           656
   LES (A)
      9.250%, 06/01/08                   500           498
   Leslie's Poolmart
     10.375%, 07/15/04                   800           825
   Level 3 Communications
      9.125%, 05/01/08                 1,150         1,087
   Liberty Group Operating
      9.375%, 02/01/08                   500           479
   Liberty Group Publishings (B)
     15.230%, 02/01/09                   500           279
   Lin Holdings (A) (B)
      9.900%, 03/01/08                   500           328
   Lodestar Holdings (A)
     11.500%, 05/15/05                   750           727
   Magellan Health Services (A)
      9.000%, 02/15/08                   850           730
   Magnum Hunter Re
     10.000%, 06/01/07                   500           424
   Majestic Star Casino
     12.750%, 05/15/03                   750           774
   Marcus Cable (B)
      8.110%, 08/01/04                   600           589
     10.420%, 12/15/05                   900           843
   Marsh Supermarket
      8.875%, 08/01/07                   500           487
   Mastec
      7.750%, 02/01/08                   500           466
   Maxim Group, Ser B
      9.250%, 10/15/07                   400           402
   Maxxam Group Holdings, Ser B
     12.000%, 08/01/03                   400           439
   Mccaw International (B)
      8.310%, 04/15/07                 1,400           698
   Mcleodusa
      9.250%, 07/15/07                   500           514
      8.375%, 03/15/08                   500           492
   Mcleodusa (B)
     10.000%, 03/01/07                 1,100           802
   MDC Communications
     10.500%, 12/01/06                   500           511
   Metallurg
     11.000%, 12/01/07                   800           819




--------------------------------------------------------------------------------
                                      FACE        MARKET
DESCRIPTION                       AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------

   Metronet Communications
     12.000%, 08/15/07               $   500    $      529
   Metronet Communications (B)
     11.590%, 06/15/08                   600           331
   Microcell
     Telecommunication (A) (B)
     12.620%, 06/01/06                 1,000           714
   MMI Products
     11.250%, 04/15/07                   500           545
   Mohegan Tribal Gaming
     13.500%, 11/15/02                   750           967
   Moog
     10.000%, 05/01/06                   500           504
   Morris Materials Handling
      9.500%, 04/01/08                   750           564
   Motor Coach Industries
     12.610%, 11/15/02                 1,000           945
   Motors & Gears
     10.750%, 11/15/06                   850           831
   Mrs. Fields, Ser B
     10.125%, 12/01/04                   760           714
   Mrs Fields (B)
      8.320%, 12/01/05                   800           446
   Ne Restaurant (A)
     10.750%, 07/15/08                   600           588
   Nebraska Book
      8.750%, 02/15/08                   750           674
   Neenah
     11.125%, 05/01/07                   500           501
   Nextel Communications (B)
      9.930%, 08/15/04                   500           480
     11.070%, 09/15/07                   900           577
     11.240%, 02/15/08                 1,400           844
   Nextlink Communications
     12.500%, 04/15/06                   800           864
   Nextlink Communications (B)
     10.980%, 04/15/08                   800           463
   Niagra Mohawk Power
      7.750%, 10/01/08                   800           855
   NL Industries
     11.750%, 10/15/03                   350           377
   NL Industries (B)
     11.820%, 10/15/05                   350           368
   Northland Cable Television
     10.250%, 11/15/07                 1,000         1,058
   Northwestern Steel & Wire
      9.500%, 06/15/01                   800           749
   NS Group
     13.500%, 07/15/03                   300           325

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
SEI INSTITUTIONAL MANAGED TRUST -- SEPTEMBER 30, 1998



HIGH YIELD BOND FUND--CONTINUED


--------------------------------------------------------------------------------
                                      FACE        MARKET
DESCRIPTION                       AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------

   Nuevo Energy
      9.500%, 04/15/06               $   400    $      408
   Numatics
      9.625%, 04/01/08                   800           781
   Ocean Energy
     10.375%, 10/15/05                   250           263
   Octel Developments (A)
     10.000%, 05/01/06                   950           942
   Offshore Logistics
      7.875%, 01/15/08                   750           721
   Omega Cabinets
     10.500%, 06/15/07                   750           742
   Optel
     13.000%, 02/15/05                   300           301
   Orbital Imaging
     11.625%, 03/01/05                   950           855
   Orion Network Systems
     11.250%, 01/15/07                   800           871
   Owens & Minor
     10.875%, 06/01/06                   500           524
   Oxford Automotive
     10.125%, 06/15/07                 1,000           918
   P & L Coal (A)
      8.875%, 05/15/08                   250           254
   Packaged Ice
      9.750%, 02/01/05                   900           851
   Packaging Resources
     11.625%, 05/01/03                   500           493
   Pagemart Nationwide (B)
     11.770%, 02/01/05                   750           675
   Pantry
     10.250%, 10/15/07                   250           243
   Paracelsus Healthcare
     10.000%, 08/15/06                   500           464
   Parker Drilling, Ser B
      9.750%, 11/15/06                 1,000           930
   Pathmark Stores
      9.625%, 05/01/03                 1,000           968
   Pathnet
     12.250%, 04/15/08                   750           638
   Pegasus Communications, Ser B
      9.625%, 10/15/05                   550           538
   Pegasus Shipping Hellas
     11.875%, 11/15/04                   600           539
   Peoples Telephone
     12.250%, 07/15/02                   300           333
   Perkins Family Restaurant/
     Finance, Ser B
     10.125%, 12/15/07                 1,000         1,000
   Perry-Judd
     10.625%, 12/15/07                   500           499
   Petersburg Long Distance (A)
      9.000%, 06/01/06                    90            45




--------------------------------------------------------------------------------
                                      FACE        MARKET
DESCRIPTION                       AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------

   Petersburg Long Distance (A) (B)
      9.220%, 06/01/04               $   830    $      498
   Phase Metrics (A)
     10.750%, 02/01/05                   500           349
   Philipp Bros Chem (A)
      9.875%, 06/01/08                   750           739
   Phillips Van-Heusen (A)
      9.500%, 05/01/08                   500           481
   Pierce Leahy (A)
      9.125%, 07/15/07                   450           459
   Pillowtex
     10.000%, 11/15/06                   500           509
   Plastic Containers
     10.000%, 12/15/06                   400           412
   Players International
     10.875%, 04/15/05                   500           526
   Playtex Products
      8.875%, 07/15/04                   400           405
   Pogo Producing
      8.750%, 05/15/07                   500           470
   Polymer Group, Ser B
      9.000%, 07/01/07                   600           575
   Polyvision
     12.000%, 10/01/06                   600           600
   Port Royal Holdings
     10.250%, 10/01/07                   600           609
   Portola Packaging
     10.750%, 10/01/05                   200           198
   Powertel
     11.125%, 06/01/07                   500           495
   Premier Parks
      9.250%, 04/01/06                   500           493
      9.750%, 01/15/07                   500           531
   Price Comm Wireless
     11.750%, 07/15/07                   250           255
   Price Communication Cellular, PIK
     11.250%, 08/15/08                   750           758
   Price Communications Wire (A)
      9.125%, 12/15/06                   500           490
   Pride Petroleum Services
      9.375%, 05/01/07                   500           470
   Prime Hospitality
      9.250%, 01/15/06                   600           606
      9.750%, 04/01/07                   450           426
   Primus Telecommunications
     11.750%, 08/01/04                   600           576
   Printpack, Ser B
     10.625%, 08/15/06                   500           500
   Production Resources Group
     11.500%, 01/15/08                   500           474
   Psinet
     10.000%, 02/15/05                   950           952
   PTC Intl Finance BV (B)
     14.550%, 07/01/07                 1,000           673

--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
                                      FACE        MARKET
DESCRIPTION                       AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------

   Pueblo Xtra International
      9.500%, 08/01/03              $  1,000    $      969
   Quest Diagnostic
     10.750%, 12/15/06                   450           487
   Qwest Communications
     10.875%, 04/01/07                   500           576
   Qwest Communications (B)
      7.760%, 10/15/07                 1,000           766
   Ram Energy
     11.500%, 02/15/08                   500           434
   Randall's Food Markets, Ser B
      9.375%, 07/01/07                   750           759
   RCN (B)
      7.120%, 02/15/08                 1,300           674
   Regal Cinimas (A)
      9.500%, 06/01/08                   900           909
   Regional Independent Media
     Group (A)
     10.500%, 07/01/08                   500           488
   Renaissance Media Group (A), (B)
      9.480%, 04/15/08                 1,000           669
   Renco Metals
     11.500%, 07/01/03                   500           514
   Repap New Brunswick
     10.625%, 04/15/05                   750           471
   Republic Engineered Steel
      9.875%, 12/15/01                   800           790
   Republic Group (A)
      9.500%, 07/15/08                   700           674
   Revlon Consumer Products
      8.625%, 02/01/08                   500           491
   Revlon Worldwide
     11.060%, 03/15/01                   800           614
   Rifkin Acquisition Partners
     11.125%, 01/15/06                   750           803
   Rio Hotel & Casino
     10.625%, 07/15/05                   300           325
   Riverwood International
     10.875%, 04/01/08                   800           658
   Rogers Cantel
      9.375%, 06/01/08                   500           508
   Rogers Communications
      9.125%, 01/15/06                   400           399
      8.875%, 07/15/07                   350           346
   Roma (A)
     12.000%, 07/01/06                   400           394
   RSL Communications PLC
      9.125%, 03/01/08                   500           430
   Rural Cellular
      9.625%, 05/15/08                   500           457
   Safelite Glass (A)
      9.875%, 12/15/06                   800           783
   Safety Components
     10.125%, 07/15/07                   500           504




--------------------------------------------------------------------------------
                                      FACE        MARKET
DESCRIPTION                       AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------

   Salem Communications, Ser B
      9.500%, 10/01/07               $   550    $      545
   Santa Fe Hotel
     11.000%, 12/15/00                   821           821
   SD Warren, Ser B
     12.000%, 12/15/04                   800           881
   Sealy Mattress
      9.875%, 12/15/07                   500           493
   Sealy Mattress (B)
     10.120%, 12/15/07                   500           309
   SF Holdings Group (B)
      8.780%, 03/15/08                 1,000           444
   SFX Broadcasting
     10.750%, 05/15/06                   394           432
   Sheffield Steel, Ser B
     11.500%, 12/01/05                   500           419
   Shop-Vac
     10.625%, 09/01/03                   625           669
   Showboat Marina
     13.500%, 03/15/03                   250           292
   Signature Brands USA
     13.000%, 08/15/02                   500           557
   Silver Cinemas (A)
     10.500%, 04/15/05                   800           782
   Simonds Industries (A)
     10.250%, 07/01/08                   300           296
   Sinclair Broadcast
     10.000%, 09/30/05                   800           834
   Sitel (A)
      9.250%, 03/15/06                   500           466
   Southwest Royalties, Ser B
     10.500%, 10/15/04                   500           274
   Sovereign Specialty
     Chemical, Ser B
      9.500%, 08/01/07                   450           456
   Spanish Broadcasting
     11.000%, 03/15/04                   500           500
   Specialty Equipment
     11.375%, 12/01/03                   500           525
   Specialty Paperboard
      9.375%, 10/15/06                   500           509
   Splitrock Services
     11.750%, 07/15/08                   700           634
   Sprint Spectrum
     11.000%, 08/15/06                 1,040         1,170
   Stanadyne Automotive
     10.250%, 12/15/07                   500           483
   Stater Brothers
      9.000%, 07/01/04                   500           469
   Sterling Chemical Holdings (B)
      8.050%, 08/15/08                 1,000           459
   Stone Container (A)
     11.500%, 08/15/06                   400           420

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
SEI INSTITUTIONAL MANAGED TRUST -- SEPTEMBER 30, 1998


HIGH YIELD BOND FUND--CONTINUED

--------------------------------------------------------------------------------
                                      FACE        MARKET
DESCRIPTION                       AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------

   Sun International Hotels
      9.000%, 03/15/07                 $ 500    $      506
   Sun Media
      9.500%, 05/15/07                   325           326
   Synthetic Industries
      9.250%, 02/15/07                   400           399
   T/SF Communications, Ser B
     10.375%, 11/01/07                   500           493
   Talton Holdings, Ser B
     11.000%, 06/30/07                   500           500
   TCI Satellite Entertainment
     10.875%, 02/15/07                   700           642
   TCI Satellite Entertainment (B)
     14.110%, 02/15/07                   900           548
   Tekni-Plex
     11.250%, 04/01/07                   800           832
   Telewest Communications
      9.625%, 10/01/06                   150           151
   Telewest Communications (B)
      9.840%, 10/01/07                 1,600         1,316
   Teligent
     11.500%, 12/01/07                   750           583
   Tenet Healthcare
      8.625%, 01/15/07                   500           534
   Texas Petrochem
     11.125%, 07/01/06                   450           424
   Therma-Wave
     10.625%, 05/15/04                   500           398
   Thermadyne Holdings (A), (B)
      7.410%, 06/01/08                   550           272
   Time Warner (A)
      9.750%, 07/15/08                   500           505
   Titan Wheel International
      8.750%, 04/01/07                   500           480
   Tokheim Ser B
     11.500%, 08/01/06                   305           337
   Trans World Airlines
     11.375%, 03/01/06                   900           792
   Transamerican Energy, Ser B
     11.500%, 06/15/02                   900           539
   Tri-State Outdoor Media (A)
     11.000%, 05/15/08                   600           578
   Trident Automotive
     10.000%, 12/15/05                   500           526
   Tropical Sportswear International
     11.000%, 06/15/08                   500           494
   Twin Laboratories
     10.250%, 05/15/06                   325           350
   Unisys
     12.000%, 04/15/03                   550           611
     11.750%, 10/15/04                   500           562
      7.875%, 04/01/08                   400           399
   United Artists Theatre
      9.750%, 04/15/08                 1,000           933




--------------------------------------------------------------------------------
                                      FACE        MARKET
DESCRIPTION                       AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------

   United International
     Holdings, Ser B (B)
      8.040%, 02/15/08                $1,400    $      669
   United Refining
     10.750%, 06/15/07                   500           461
   Universal Compression (A) (B)
     10.990%, 02/15/08                   800           479
   Universal Health Services
      8.750%, 08/15/05                   250           256
   US Office Products (A)
      9.750%, 06/15/08                   750           641
   USN Communications, Ser B (B)
      7.470%, 08/15/04                   554           360
   Vanguard Cellular System
      9.375%, 04/15/06                   500           504
   Verio
     10.375%, 04/01/05                   500           486
   Viasystems
      9.750%, 06/01/07                11,000           938
   Viatel (A) (B)
      8.190%, 04/15/08                   700           342
   Walbro
     10.125%, 12/15/07                   500           486
   Waste Systems International (A)
      7.000%, 05/13/05                   800           782
   Waterford Gaming
     12.750%, 11/15/03                   473           512
   Waxman Industries (B)
     12.510%, 06/01/04                   600           548
   WCI Steel
     10.000%, 12/01/04                   800           766
   Weirton Steel
     11.375%, 07/01/04                   250           235
   Wells Aluminum
     10.125%, 06/05/05                   500           490
   Werner Holdings
     10.000%, 11/15/07                   700           671
   Western Federal Notes (C)
      0.000%, 09/15/99                   500           375
   Western Wireless
     10.500%, 06/01/06                   400           404
     10.500%, 02/01/07                   300           303
   Wheeling-Pittsburgh
      9.250%, 11/15/07                   250           231
   WHX
     10.500%, 04/15/05                   750           688
   William Carter (A)
     10.375%, 12/01/06                   500           521
   Winstar Communications (B)
     16.600%, 10/15/05                 1,250           823
   Wiser Oil
      9.500%, 05/15/07                   600           470

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                      FACE        MARKET
DESCRIPTION                       AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------

   Young Broadcasting
      9.000%, 01/15/06               $   400    $      394
      8.750%, 06/15/07                   250           243
   Ziff-Davis
      8.500%, 05/01/08                 1,000           956
                                                ----------
Total Corporate Obligations
   (Cost $289,823)                                 277,429
                                                ----------

UNITS -- 2.1%
   Australis Media 1 Unit = $1M
     senior subordinate discount
     note + 1 warrant (A) (B) (C)
     0.000%, 05/15/03                    400             6
   Bell Technology Group
     Unit = $1m senior note
     13.000%, 05/01/05                   500           424
   Colt Telecom Group 1 Unit = 1
     senior discount note +
     1 warrant (B)
      7.660%, 12/15/06                   600           528
   County Seat Stores 1 Unit = $1M
     senior note + 1 warrant
     12.750%, 11/01/04                   500           495
   Diva Systems 1 Unit = $1M
     senior discount note +
     3 warrants (B) 12.625%, 03/01/08  2,607           886
   International Utility Structure
     1 Unit = $1M senior exchanged
     preferred + 1 warrant PIK
     13.000%, 02/01/08                   500           475
   Long Distance International,
     1 Unit = $1m Senior Notes +
     1 Warrant
     12.250%, 04/15/08                   500           502
   Mentus Media 1 Unit = $1M senior
     secured payment-in-kind notes +
     2.78311 warrants PIK
     12.500%, 02/01/03                   850           852
   Pegasus Communications 1 Unit =
     $1M preferred share +
     1 warrant PIK*                    2,500           289
   Rhythms Netconnections Unit (A) (B)
     1 Unit = $1m Senior Discount Notes +
     4 Warrants
     13.500%, 05/15/08                 1,200           540
   Startec Global Communication,
     1 Unit = $1m Sr Notes +
     1 Warrant
     12.000%, 05/15/08                   500           480

--------------------------------------------------------------------------------
                                      FACE        MARKET
DESCRIPTION                       AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------

   Verio, 1 Unit = $1m Senior Note +
     8 Warrants
     13.500%, 06/15/04                $1,000    $    1,098
                                                ----------
Total Units
   (Cost $7,438)                                     6,575
                                                ----------

PREFERRED STOCKS -- 2.3%
   Adelphia Communications*            2,500           282
   Ameriking PIK                   2,422,800           654
   Benedek Communications PIK*       500,000           505
   Coinstar*                           4,545            28
   Diva Systems, Ser C*               41,615           474
   GPA Group, PLC (A)*             1,000,000           521
   Granite Ltd.*                         106            11
   Hyperion Telecomm*                    274           318
   Intermedia Communication*          20,306           823
   Jordan Telecommunication*             500           475
   Nextel Communications PIK*          3,795           936
   Nextlink Communications*            6,145           363
   Pegasus Communications*               440            49
   Primedia*                           4,000           415
   Renaissance Cosmetics (A)*          5,930             6
   SD Warren, Ser B*                  20,000           980
   Siligan Holdings                      336           359
   Viatel*                               352            18
                                                ----------
Total Preferred Stocks
   (Cost $6,739)                                     7,217
                                                ----------

U.S. GOVERNMENT AGENCY OBLIGATION -- 1.8%
   FHLB Discount Note
      5.150%, 10/01/98                 5,722         5,722
                                                ----------
Total U.S. Government Agency Obligation
   (Cost $5,722)                                     5,722
                                                ----------

WARRANTS -- 0.3%
   Advanced Radio Telecom*             7,500            38
   Ampex (A)*                         34,000            26
   Bell Technology*                      500             1
   Clearnet*                           1,320             8
   Concentric Network*                   550            50
   Dairy Mart Convenience Store        1,334             1
   Diva System                         1,025           236
   DTI Holdings (A)                    5,000             5
   E.spire Communications*               500            55
   Globalstar Telecom*                   400            42
   Golden Ocean Group*                   688             3
   Hyperion*                           1,155            31

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
SEI INSTITUTIONAL MANAGED TRUST -- SEPTEMBER 30, 1998



HIGH YIELD BOND
FUND--CONCLUDED

--------------------------------------------------------------------------------
                                      FACE        MARKET
DESCRIPTION                       AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------

   Intermedia Communications
     of Florida*                    $    590    $       14
   International Utility*                 32             3
   Jordan Telecommunication
     Products (A)                        500             1
   KMC Telecom Holdings*               1,250             4
   Loral Orion Network Systems*          750             8
   McCaw International*                1,400             1
   Metronet (A)*                         500             2
   Microcell Telecomm (A)*             2,400            36
   Orbital Imaging (A)*                  950            46
   Price Communications*               3,440           105
   Primus Telecommunications*            600             3
   SF Holdings (A)*                    2,000             4
   USN Communication*                 11,540            23
   Verio                               8,000           248
   Wright Medical Technologies            20             1
                                                ----------
Total Warrants
   (Cost $103)                                         995
                                                ----------
Total Investments -- 94.6%
   (Cost $309,825)                                $297,938
                                                ==========
* NON-INCOME PRODUCING SECURITY
(A) SECURITY SOLD WITHIN THE TERMS OF A PRIVATE PLACEMENT MEMORANDUM, EXEMPT FROM REGISTRATION UNDER SECTION (A) OF THE SECURITIES ACT OF 1933, AS AMENDED, AND MAY BE SOLD ONLY TO DEALERS IN THAT PROGRAM OR OTHER "ACCREDITED INVESTORS." THESE SECURITIES HAVE BEEN DETERMINED TO BE LIQUID UNDER GUIDELINES ESTABLISHED BY THE BOARD OF DIRECTORS.
(B) STEP BOND -- THE RATE REFLECTED ON THE STATEMENT OF NET ASSETS IS THE EFFECTIVE YIELD ON SEPTEMBER 30, 1998. THE COUPON ON A STEP BOND CHANGES ON A SPECIFIC DATE.
(C) IN DEFAULT ON INTEREST PAYMENTS.
FHLB -- FEDERAL HOME LOAN BANK
LLC -- LIMITED LIABILITY COMPANY
LTD. -- LIMITED
PIK -- PAYMENT IN KIND
PLC -- PUBLIC LIMITED COMPANY
SER -- SERIES

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


                  SUMMARY OF CORPORATE OBLIGATIONS BY INDUSTRY

--------------------------------------------------------------------------------
                                  PERCENTAGE OF TOTAL
  INDUSTRY                       CORPORATE OBLIGATIONS
--------------------------------------------------------------------------------

  Communications                        18.32%
  Cable                                 10.43
  General Industrial                     8.54
  Media                                  7.40
  Energy                                 6.50
  Gaming                                 5.49
  Consumer Mfg.                          4.91
  Transportation Non-Air                 4.35
  Packaging                              3.97
  Metals                                 3.95
  Healthcare                             3.11
  Entertainment                          3.01
  Food & Beverage                        2.91
  Technology                             2.67
  Chemicals                              2.05
  Retail                                 1.76
  Hotels                                 1.72
  Supermarket                            1.70
  Conglomerate                           1.62
  Restaurants                            1.49
  Real Estate                            1.43
  Airlines                               0.94
  Aerospace                              0.61
  Utility                                0.57
  Financial                              0.56
                                       ------
                                       100.00%
                                       ======

STATEMENTS OF ASSETS AND LIABILITIES (000)
--------------------------------------------------------------------------------
SEI INSTITUTIONAL MANAGED TRUST -- SEPTEMBER 30, 1998


                                                            ---------------------------------------------------------
                                                                     LARGE CAP                            HIGH YIELD
                                                                       VALUE              MID-CAP            BOND
                                                            ---------------------------------------------------------
ASSETS:
   Cash                                                             $      165            $    --           $      1
   Investments at value
     (Cost $1,373,920, $38,199  and $309,825, respectively)          1,393,709             35,972            297,938
   Income receivable                                                     2,626                 40              7,154
   Investment securities sold                                           57,229              3,023                 --
   Capital shares sold receivable                                       42,937                  9             12,295
   Other receivables                                                        --                 --                 22
                                                                    ----------            -------           --------
   Total Assets                                                      1,496,666             39,044            317,410
                                                                    ----------            -------           --------

LIABILITIES:
   Cash overdraft                                                           --                114                 --
   Distribution payable                                                     --                 --                100
   Investment securities purchased                                      81,923              3,571              1,718
   Capital shares redeemed payable                                       2,358                167                403
   Accrued expenses payable                                              1,085                 32                230
   Other payables                                                          397                 --                 22
                                                                    ----------            -------           --------
   Total Liabilities                                                    85,763              3,884              2,473
                                                                    ----------            -------           --------
   Total Net Assets                                                 $1,410,903            $35,160           $314,937
                                                                    ==========            =======           ========
NET ASSETS:
   Fund Shares of Class A (unlimited authorization --
     no par value) based on
     81,523,652, 2,511,177 and 29,124,356
     outstanding shares of beneficial interest                       1,301,542             34,814            324,886
   Undistributed net investment income (deficit)                         3,397                 47                 (1)
   Accumulated net realized gain on investments                         85,788              2,526              1,939
   Net unrealized appreciation on futures                                  387                 --                 --
   Net unrealized appreciation (depreciation) on investments            19,789             (2,227)           (11,887)
                                                                    ----------            -------           --------
   TOTAL NET ASSETS-- 100.0%                                        $1,410,903            $35,160           $314,937
                                                                    ==========            =======           ========
   NET ASSET VALUE, OFFERING AND
   REDEMPTION PRICE PER SHARE-- CLASS A                             $   17.31             $ 14.00           $  10.81
                                                                    ==========            =======           ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENTS OF OPERATIONS (000)
--------------------------------------------------------------------------------
SEI INSTITUTIONAL MANAGED TRUST -- FOR THE YEAR ENDED SEPTEMBER 30, 1998


                                         ---------         ---------      ------------         ---------       ---------
                                         LARGE CAP         LARGE CAP       TAX MANAGED         SMALL CAP       SMALL CAP
                                           VALUE            GROWTH        LARGE CAP(2)           VALUE          GROWTH
                                         ---------         ---------      ------------         ---------       ---------
INVESTMENT INCOME:
   Dividends                             $  24,010          $ 8,446         $    605           $   4,321       $   1,050
   Interest Income                           2,634            2,729              339               1,698           2,074
                                         ---------          -------         --------           ---------       ---------
   Total Investment Income                  26,644           11,175              944               6,019           3,124
                                         ---------          -------         --------           ---------       ---------
EXPENSES:
   Management Fees                           4,109            4,091              162               1,460           2,041
   Waiver of Management Fees                    --               --               --                  --              --
   Investment Advisory Fees                  4,109            4,676              185               2,711           3,791
   Waiver of Investment Advisory Fees           --             (584)             (23)                 --              --
   Custodian/Wire Agent Fees                   156              156                7                  58              77
   Transfer Agent Fees (1)                      --               --               --                  --               3
   Professional Fees                            46               47                3                  17              22
   Registration Fees                           250              224               52                  93              86
   Printing Expense                             42               13                2                   3               7
   Trustee Fees                                 21               20                1                   8              11
   Insurance Expense                             5                5               --                   2               3
   Shareholder Servicing Fees                1,225            1,269                2                 226             368
   Distribution Fees-- Class D (1)              --               --               --                  --               6
   Other Expenses                               16               22                2                  12               9
                                         ---------          -------         --------           ---------       ---------
   Total Expenses                            9,979            9,939              393               4,590           6,424
                                         ---------          -------         --------           ---------       ---------
NET INVESTMENT INCOME (LOSS)                16,665            1,236              551               1,429          (3,300)
                                         ---------          -------         --------           ---------       ---------
NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS:
   Net Realized Gain (Loss) from
     Security Transactions                 109,135           23,624           (2,257)              9,068          (2,118)
   Net Realized Gain (Loss) from
     Futures Contracts                       3,332              400           (1,350)             (2,365)          4,036
   Net Change in Unrealized
     Appreciation (Depreciation)
     on Investments                       (190,201)          35,634          (12,111)            (79,746)       (173,230)
                                         ---------          -------         --------           ---------       ---------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                       $ (61,069)         $60,894         $(15,167)           $(71,614)      $(174,612)
                                         =========          =======         ========            ========       =========

(1) FEES ARE INCURRED AT THE CLASS D LEVEL ONLY.
(2) TAX MANAGED LARGE CAP COMMENCED OPERATIONS ON MARCH 4, 1998.

AMOUNTS DESIGNATED AS "--" ARE ZERO OR HAVE BEEN ROUNDED TO ZERO.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


         -------       ------------       -----------       --------        ----------       ----------
                          CAPITAL            EQUITY                         CORE FIXED       HIGH YIELD
         MID-CAP       APPRECIATION          INCOME         BALANCED           INCOME            BOND
         -------       ------------       -----------       --------        ----------       ----------

         $   633         $ 1,464            $  3,492         $  340          $     --          $   292
             147           1,266                 502          1,565            77,930           26,006
         -------         -------            --------         ------          --------          -------
             780           2,730               3,994          1,905            77,930           26,298
         -------         -------            --------         ------          --------          -------

             141             511                 518            186             3,419              940
              --              --                  --             --               (23)            (105)
             162             585                 592            213             3,358            1,309
              --             (73)                (74)           (27)               --               --
               6              19                  22              6               161               35
              --              --                  --             --                --               --
               1               4                   4              2                42                9
               5              (3)                  2              4               189               60
               1              --                  --             --                31                8
               1               2                   2              1                21                5
              --               1                   1             --                 7                1
              84             185                 196             11                74               --
              --              --                  --             --                --               --
               3              (3)                 (5)             2                48               22
         -------         -------             -------         ------          --------          -------
             404           1,228               1,258            398             7,327            2,284
         -------         -------             -------         ------          --------          -------
             376           1,502               2,736          1,507            70,603           24,014
         -------         -------             -------         ------          --------          -------



           3,053          32,750              29,682          7,888            38,588            3,851

              --            (180)                284             --            (8,634)              --


         (10,148)        (21,720)            (27,624)        (2,971)           35,382          (25,378)
         -------         -------             -------         ------          --------          -------

         $(6,719)        $12,352             $ 5,078         $6,424          $135,939          $ 2,487
         =======         =======             =======         ======          ========          =======

STATEMENTS OF CHANGES IN NET ASSETS (000)
--------------------------------------------------------------------------------
SEI INSTITUTIONAL MANAGED TRUST -- FOR THE YEARS ENDED SEPTEMBER 30, 1998 AND SEPTEMBER 30, 1997


                                 --------------------- --------------------- ------------- --------------------- -------------------
                                       LARGE CAP             LARGE CAP        TAX MANAGED         SMALL CAP           SMALL CAP
                                         VALUE                GROWTH         LARGE CAP (1)          VALUE              GROWTH
                                 --------------------  --------------------  ------------- --------------------- -------------------
                                  10/1/97-   10/1/96-   10/1/97-   10/1/96-     3/4/98-     10/1/97-   10/1/96-   10/1/97-  10/1/96-
                                  9/30/98    9/30/97    9/30/98    9/30/97      9/30/98      9/30/98   9/30/97    9/30/98   9/30/97
                                 ---------- ---------- ---------- ---------- ------------- ----------  ---------  -------- ---------
OPERATIONS:
   Net Investment Income (Loss)  $   16,665  $ 11,297   $  1,236   $  1,340     $    551    $  1,429   $    807   $ (3,300) $(2,462)
   Net Realized Gain (Loss) from
     Security Transactions          112,467    69,094     24,024     40,177       (3,607)      6,703     35,962      1,918   17,612
   Net Change in Unrealized
     Appreciation (Depreciation)
     of Investments                (190,201)  162,008     35,634    189,767      (12,111)    (79,746)    52,651   (173,230)  74,705
                                 ----------  --------    -------   --------     --------    --------   --------   --------  -------
   Net Increase (Decrease) in
     Net Assets from Operations     (61,069)  242,399     60,894    231,284      (15,167)    (71,614)    89,420   (174,612)  89,855
                                 ----------  --------  ---------   --------     --------    --------   --------   --------  -------
DISTRIBUTIONS TO SHAREHOLDERS:
   Net Investment Income:
     Class A                        (14,525)  (11,086)    (1,905)    (1,617)         (68)     (1,046)      (777)        --       --
     Class D                             --        --         --         --           --          --         --         --       --
   Net Realized Gains:
     Class A                        (77,927)  (40,762)   (43,786)   (29,959)          --     (38,318)   (13,817)   (19,092) (74,231)
     Class D                             --        --         --         --           --          --         --         --     (355)
                                 ----------  --------  ---------   --------     --------    --------   --------   --------  -------
     Total Distributions            (92,452)  (51,848)   (45,691)   (31,576)         (68)    (39,364)   (14,594)   (19,092) (74,586)
                                 ----------  --------  ---------   --------     --------    --------   --------   --------  -------
CAPITAL SHARE TRANSACTIONS:
   Class A:
     Shares Issued                  878,602   318,214    813,306    317,148      201,157     394,312    143,371    365,558  257,047
     Reinvestment of Cash
       Distributions                 78,187    40,932     39,098     25,572           66      31,295     11,028     14,438   49,459
     Shares Redeemed               (259,191) (197,882)  (288,887)  (224,028)     (15,891)   (207,956)   (69,065)  (212,008)(140,925)
                                 ----------  --------  ---------   --------     --------    --------   --------   --------  -------
     Increase (Decrease) in Net
       Assets Derived from
       Class A Transactions         697,598   161,264    563,517    118,692      185,332     217,651     85,334    167,988  165,581
                                 ----------  --------  ---------   --------     --------    --------   --------   --------  -------
   Class D:
     Shares Issued                       --        --         --         --           --          --         --        924      551
     Reinvestment of Cash
       Distributions                     --        --         --         --           --          --         --         77      355
     Shares Redeemed                     --        --         --         --           --          --         --       (557)    (491)
                                 ----------  --------  ---------   --------     --------    --------   --------   --------  -------
     Increase in Net Assets
       Derived from Class D
       Transactions                      --        --         --         --           --          --         --        444      415
                                 ----------  --------  ---------   --------     --------    --------   --------   --------  -------
     Increase (Decrease) in
       Net Assets Derived
       from Capital Share
       Transactions                 697,598   161,264    563,517    118,692      185,332     217,651     85,334    168,432  165,996
                                 ----------  --------  ---------  ---------     --------    --------   --------   --------  -------
     Net Increase (Decrease)
       in Net Assets                544,077   351,815    578,720    318,400      170,097     106,673    160,160    (25,272) 181,265
                                 ----------  --------  ---------  ---------     --------    --------   --------   --------  -------
NET ASSETS:
Beginning of Period                 866,826   515,011    800,479    482,079           --     323,337    163,177    563,616  382,351
                                 ----------  --------  ---------  ---------     --------    --------   --------   --------  -------
End of Period                    $1,410,903  $866,826 $1,379,199  $ 800,479     $170,097    $430,010   $323,337   $538,344 $563,616
                                 ==========  ======== ==========  =========     ========    ========   ========   ======== ========

SHARES ISSUED AND REDEEMED:
   Class A:
     Shares Issued                   46,137    19,261     37,613     18,242       19,248      23,720      9,600     21,710   15,890
     Shares Issued in Lieu of
       Cash Distributions             4,224     2,749      1,956      1,644            6       1,966        843        853    3,140
     Shares Redeemed                (13,588)  (12,099)   (13,164)   (12,724)      (1,563)    (12,352)    (4,717)   (12,410)  (8,530)
                                 ----------  --------  ---------  ---------     --------    --------   --------   -------- --------
Total Class A Transactions           36,773     9,911     26,405      7,162       17,691      13,334      5,726     10,153   10,500
                                 ==========  ======== ==========  =========     ========    ========   ========   ======== ========
   Class D:
     Shares Issued                       --        --         --         --           --          --         --         57       33
     Shares Issued in Lieu of
       Cash Distributions                --        --         --         --           --          --         --          5       23
     Shares Redeemed                     --        --         --         --           --          --         --        (32)     (30)
                                 ----------  --------  ---------  ---------     --------    --------   --------   --------  -------
     Total Class D Transactions          --        --         --         --           --          --         --         30       26
                                 ==========  ======== ==========  =========     ========    ========   ========   ======== ========
     Undistributed Net
       Investment Income (Loss)  $    3,397  $  3,008 $      132  $     907     $    483    $    530   $    163   $     -- $     --
                                 ==========  ======== ==========  =========     ========    ========   ========   ======== ========

(1)THE TAX MANAGED LARGE CAP FUND COMMENCED OPERATIONS ON MARCH 4, 1998. AMOUNTS DESIGNATED AS "--" ARE ZERO OR HAVE BEEN ROUNDED TO ZERO.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


--------------------- --------------------- --------------------- --------------------- --------------------- ---------------------
                            CAPITAL                EQUITY                                   CORE FIXED              HIGH YIELD
        MID-CAP           APPRECIATION             INCOME                BALANCED             INCOME                   BOND
--------------------- --------------------- --------------------- --------------------- --------------------- ---------------------
 10/1/97-   10/1/96-   10/1/97-   10/1/96-   10/1/97-   10/1/96-   10/1/96-   10/1/97-   10/1/96-   10/1/97-    10/1/96- 10/1/97-
 9/30/98    9/30/97    9/30/98    9/30/97    9/30/98    9/30/97    9/30/97    9/30/98    9/30/97    9/30/98     9/30/97  9/30/98
---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ----------- --------- --------

 $    376   $    226   $  1,502   $  2,243   $  2,736   $  4,515   $  1,507   $  1,605  $   70,603  $   51,626 $  24,014 $ 15,566

    3,053      5,433     32,570     43,785     29,966     31,754      7,888      6,041      29,954       4,733     3,851     (110)


  (10,148)     4,865    (21,720)     7,498    (27,624)    18,385     (2,971)     2,510      35,382      22,140   (25,378)  10,144
---------   --------   --------   --------   --------   --------   --------   --------  ----------  ---------- --------- --------
   (6,719)    10,524     12,352     53,526      5,078     54,654      6,424     10,156     135,939      78,499     2,487   25,600
---------   --------   --------   --------   --------   --------   --------   --------  ----------  ---------- --------- --------


     (344)      (243)    (1,501)    (2,573)    (3,519)    (5,055)    (1,595)    (1,690)    (70,603)    (51,626)  (24,014) (15,566)
       --         --         --         --         --         --         --         --         --          --        --        --

   (5,482)    (2,094)   (45,107)   (56,597)   (31,064)   (32,447)    (6,148)    (8,229)     (1,847)    (10,904)   (1,688)    (589)
       --         --         --         --         --         --         --         --         --          --        --        --
---------   --------   --------   --------   --------   --------   --------   --------  ----------  ---------- --------- --------
   (5,826)    (2,337)   (46,608)   (59,170)   (34,583)   (37,502)    (7,743)    (9,919)    (72,450)    (62,530)  (25,702) (16,155)
---------   --------   --------   --------   --------   --------   --------   --------  ----------  ---------- --------- --------


   19,585     14,732     32,355     35,788     25,510     35,121     17,427     12,160     832,979     524,149   194,775  146,492

    4,021      1,563     32,093     36,927     13,168     13,123      7,317      9,567      56,940      44,116    24,467   15,164
  (10,948)   (14,389)   (75,689)  (139,414)   (66,363)   (94,453)   (18,364)   (28,684)   (551,458)   (176,199) (117,547) (42,189)
 ---------   --------   --------   --------   --------   --------   --------   --------  ---------  ---------- --------- --------


   12,658      1,906    (11,241)   (66,699)   (27,685)   (46,209)     6,380     (6,957)    338,461     392,066   101,695  119,467
---------   --------   --------   --------   --------   --------   --------   --------  ----------  ---------- --------- --------

       --         --         --         --         --         --         --         --          --          --        --       --

       --         --         --         --         --         --         --         --          --          --        --       --
       --         --         --         --         --         --         --         --          --          --        --       --
---------   --------   --------   --------   --------   --------   --------   --------  ----------  ---------- --------- --------


       --         --         --         --         --         --         --         --          --          --        --       --
---------   --------   --------   --------   --------   --------   --------   --------  ----------  ---------- --------- --------



   12,658      1,906    (11,241)   (66,699)   (27,685)   (46,209)     6,380     (6,957)    338,461     392,066   101,695  119,467
---------   --------   --------   --------   --------   --------   --------   --------  ----------  ---------- --------- --------

      113     10,093    (45,497)   (72,343)   (57,190)   (29,057)     5,061     (6,720)    401,950     408,035    78,480  128,912
---------   --------   --------   --------   --------   --------   --------   --------  ----------  ---------- --------- --------

   35,047     24,954    164,238    236,581    173,766    202,823     51,195     57,915   1,063,335     655,300   236,457  107,545
---------   --------   --------   --------   --------   --------   --------   --------  ----------  ---------- --------- --------
  $35,160    $35,047   $118,741   $164,238   $116,576   $173,766   $ 56,256   $ 51,195  $1,465,285  $1,063,335 $ 314,937 $236,457
=========   ========   ========   ========   ========   ========   ========   ========  ==========  ========== ========= ========


    1,129        918      2,140      2,206      1,610      2,202      1,432        920      78,521      51,087    16,862   13,006

      241        106      2,352      2,548        872        886        571        775       5,361       4,295     2,121    1,342
     (651)      (900)    (5,038)    (8,773)    (4,144)    (5,817)    (1,373)    (2,208)    (51,924)    (17,227)  (10,131)  (3,731)
---------   --------   --------   --------   --------   --------   --------   --------  ----------  ---------- --------- --------
      719        124       (546)    (4,019)    (1,662)    (2,729)       630       (513)     31,958      38,155     8,852   10,617
=========   ========   ========   ========   ========   ========   ========   ========  ========== =========== ========= ========

       --         --          --        --         --         --         --         --          --          --        --       --

       --         --          --        --         --         --         --         --          --          --        --       --
       --         --          --        --         --         --         --         --          --          --        --       --
---------   --------   --------   --------   --------   --------   --------   --------  ---------- ----------- --------- --------
       --         --          --        --         --         --         --         --          --          --        --       --
=========   ========   ========   ========   ========   ========   ========   ========  ========== =========== ========= ========

$      47   $     40   $    363   $    362   $    581   $  1,348   $    426   $   514   $       46 $       15  $     (1) $   (116)
=========   ========   ========   ========   ========   ========   ========   ========  ========== ==========  ========  ========

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
SEI INSTITUTIONAL MANAGED TRUST -- FOR THE PERIODS ENDED SEPTEMBER 30.

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                               NET
                                             REALIZED
                                               AND                            DISTRIBUTIONS
           NET ASSET        NET             UNREALIZED         DIVIDENDS          FROM
             VALUE,      INVESTMENT           GAINS             FROM NET        REALIZED            NET ASSET
           BEGINNING       INCOME            (LOSSES)          INVESTMENT        CAPITAL           VALUE, END       TOTAL
           OF PERIOD       (LOSS)         ON SECURITIES          INCOME           GAINS             OF PERIOD      RETURN
---------------------------------------------------------------------------------------------------------------------------

--------------------
LARGE CAP VALUE FUND
--------------------

  CLASS A
  1998      $19.37         $ 0.25            $(0.42)             $(0.26)         $(1.63)             $17.31        (1.40)%
  1997       14.78           0.28              5.77               (0.29)          (1.17)              19.37        44.12
  1996       13.00           0.32              2.01               (0.26)          (0.29)              14.78        18.33
  1995       10.71           0.33              2.44               (0.33)          (0.15)              13.00        26.83
  1994       11.54           0.28             (0.46)              (0.27)          (0.38)              10.71        (1.64)
  1993       12.49           0.31              0.22               (0.33)          (1.15)              11.54         4.35
  1992       12.05           0.34              0.71               (0.33)          (0.28)              12.49         9.17

---------------------
LARGE CAP GROWTH FUND
---------------------

  CLASS A
  1998      $20.40         $ 0.03            $ 1.62              $(0.04)         $(1.00)             $21.01         8.35%
  1997       15.03           0.03              6.33               (0.05)          (0.94)              20.40        44.35
  1996       12.75           0.07              2.51               (0.08)          (0.22)              15.03        20.59
  1995(4)    10.00           0.11              2.72               (0.08)             --               12.75        37.90

--------------------------
TAX MANAGED LARGE CAP FUND
--------------------------

  CLASS A
  1998(7)   $10.00         $ 0.04            $(0.42)             $(0.01)         $   --              $ 9.61        (3.82)%

--------------------
SMALL CAP VALUE FUND
--------------------

  CLASS A
  1998      $17.85         $ 0.05            $(2.22)             $(0.04)         $(1.97)             $13.67       (13.68)%
  1997       13.17           0.05              5.74               (0.05)          (1.06)              17.85         47.16
  1996       12.19           0.02              1.27               (0.01)          (0.30)              13.17         10.86
  1995(5)    10.00           0.03              2.19               (0.03)             --               12.19         29.38

---------------------
SMALL CAP GROWTH FUND
---------------------

  CLASS A
  1998      $19.32         $(0.08)           $(4.92)             $   --          $(0.64)             $13.68       (26.53)%
  1997       20.51           0.02              2.64                  --           (3.85)              19.32        17.23
  1996       19.88          (0.08)             4.37                  --           (3.66)              20.51        26.56
  1995       14.04          (0.14)             5.98                  --              --               19.88        41.65
  1994       14.67          (0.05)             0.07                  --           (0.65)              14.04         0.23
  1993       10.65          (0.02)             4.05               (0.01)             --               14.67        37.81
  1992(2)    10.00           0.02              0.65               (0.02)             --               10.65        15.07
  CLASS D
  1998      $18.99         $(0.14)           $(4.81)             $   --          $(0.64)             $13.40       (26.74)%*
  1997       20.29          (0.11)             2.66                  --           (3.85)              18.99        16.80*
  1996       19.78          (0.07)             4.24                  --           (3.66)              20.29        26.01*
  1995       13.99          (0.09)             5.88                  --              --               19.78        41.44*
  1994(3)    14.04          (0.02)            (0.03)                 --              --               13.99        (3.02)*

------------
MID-CAP FUND
------------

  CLASS A
  1998      $19.56         $ 0.13            $(2.67)             $(0.15)         $(2.87)             $14.00       (15.41)%
  1997       14.96           0.13              5.86               (0.14)          (1.25)              19.56         43.13%
  1996       13.04           0.18              1.89               (0.15)             --               14.96         16.03%
  1995       10.89           0.01              2.14                  --              --               13.04         19.78%
  1994       12.10           0.01             (0.98)              (0.01)          (0.23)              10.89        (8.10)%
  1993(1)    10.00           0.01              2.10               (0.01)             --               12.10         34.06%

AMOUNTS DESIGNATED AS "--" ARE ZERO OR HAVE BEEN ROUNDED TO ZERO.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


                                                                         RATIO OF NET
                                          RATIO OF NET     RATIO OF       INVESTMENT
                                           INVESTMENT      EXPENSES      INCOME (LOSS)
                            RATIO OF         INCOME       TO AVERAGE      TO AVERAGE
            NET ASSETS       EXPENSES         (LOSS)       NET ASSETS      NET ASSETS       PORTFOLIO
              END OF        TO AVERAGE      TO AVERAGE     (EXCLUDING      (EXCLUDING       TURNOVER
           PERIOD (000)     NET ASSETS      NET ASSETS       WAIVERS)       WAIVERS)           RATE
--------------------------------------------------------------------------------------------------------


--------------------
LARGE CAP VALUE FUND
--------------------

  CLASS A
  1998      $1,410,903         0.85%           1.42%          0.85%            1.42%            79%
  1997         866,826         0.85            1.74           0.85             1.74             67
  1996         515,011         0.83            2.31           0.83             2.31             75
  1995         331,692         0.76            2.92           0.82             2.86             99
  1994         133,178         0.75            2.51           0.75             2.51             67
  1993         205,157         0.75            2.64           0.76             2.63             96
  1992         242,065         0.75            2.79           0.80             2.74             17

---------------------
LARGE CAP GROWTH FUND
---------------------

  CLASS A
  1998      $1,379,199         0.85%           0.11%          0.90%            0.06%            80%
  1997         800,479         0.85            0.22           0.90             0.17             73
  1996         482,079         0.82            0.50           0.87             0.45             90
  1995(4)      297,377         0.85            1.15           0.89             1.11             44

--------------------------
TAX MANAGED LARGE CAP FUND
--------------------------

  CLASS A
  1998(7)   $  170,097         0.85%           1.18%          0.90%            1.13%            12%

--------------------
SMALL CAP VALUE FUND
--------------------

  CLASS A
  1998      $  430,010         1.10%           0.34%          1.10%            0.34%            77%
  1997         323,337         1.11            0.37           1.11             0.37             98
  1996         163,177         1.11            0.15           1.11             0.15            121
  1995(5)      102,975         1.10            0.26           1.12             0.24             64

---------------------
SMALL CAP GROWTH FUND
---------------------

  CLASS A
  1998      $  536,393         1.10%          (0.56)%         1.10%           (0.56)%          128%
  1997         561,414         1.10           (0.60)          1.10            (0.60)           107
  1996         380,525         1.10           (0.63)          1.11            (0.64)           167
  1995         310,238         1.10           (0.60)          1.13            (0.63)           113
  1994         300,296         1.01           (0.51)          1.11            (0.61)            97
  1993         193,816         0.97           (0.25)          1.14            (0.42)            85
  1992(2)       36,191         0.97            0.49           1.29             0.17             33
  CLASS D
  1998      $    1,951         1.46%          (0.92)%         1.46%           (0.92)%          128%
  1997           2,202         1.46           (0.95)          1.46            (0.95)           107
  1996           1,826         1.49           (1.02)          1.49            (1.02)           167
  1995             786         1.50           (1.03)          1.55            (1.08)           113
  1994(3)          171         1.49           (0.92)          1.52            (0.95)            97

------------
MID-CAP FUND
------------

  CLASS A
  1998      $   35,160         1.00%           0.93%          1.00%            0.93%           106%
  1997          35,047         0.93            0.79           0.94             0.78             92
  1996          24,954         0.77            1.28           0.88             1.17            101
  1995          27,898         0.94            0.04           1.09            (0.11)           108
  1994         108,002         0.93            0.03           1.06            (0.10)            89
  1993(1)       57,669         0.90            0.26           1.12             0.04             87



                                               NET
                                             REALIZED
                                               AND                            DISTRIBUTIONS
           NET ASSET                        UNREALIZED         DIVIDENDS          FROM
             VALUE,          NET              GAINS             FROM NET        REALIZED            NET ASSET
           BEGINNING      INVESTMENT        (LOSSES)          INVESTMENT        CAPITAL           VALUE, END       TOTAL
           OF PERIOD       INCOME         ON SECURITIES          INCOME          GAINS             OF PERIOD       RETURN
---------------------------------------------------------------------------------------------------------------------------------


-------------------------
CAPITAL APPRECIATION FUND
-------------------------

  CLASS A
  1998      $18.20         $ 0.16             $0.92              $(0.16)         $(5.11)             $14.01          7.08%
  1997       18.14           0.21              4.65               (0.22)          (4.58)              18.20         34.02
  1996       16.70           0.20              3.18               (0.17)          (1.77)              18.14         22.14
  1995       15.18           0.22              2.42               (0.23)          (0.89)              16.70         19.03
  1994       16.36           0.24             (0.22)              (0.25)          (0.95)              15.18         (0.11)
  1993       15.09           0.32              1.68               (0.30)          (0.43)              16.36         13.50
  1992       14.15           0.30              1.23               (0.30)          (0.29)              15.09         11.03

------------------
EQUITY INCOME FUND
------------------

  CLASS A
  1998      $18.02         $ 0.41            $(0.09)             $(0.38)         $(3.35)             $14.61          1.51%
  1997       16.40           0.39              4.33               (0.42)          (2.68)              18.02         33.46
  1996       16.07           0.49              2.20               (0.41)          (1.95)              16.40         18.17
  1995       14.06           0.55              2.48               (0.55)          (0.47)              16.07         23.00
  1994       15.00           0.51             (0.38)              (0.50)          (0.57)              14.06          1.05
  1993       13.33           0.51              1.75               (0.51)          (0.08)              15.00         17.34
  1992       12.36           0.52              1.05               (0.52)          (0.08)              13.33         13.03

-------------
BALANCED FUND
-------------

  CLASS A
  1998      $14.06         $ 0.41             $0.80              $(0.40)         $(1.70)             $13.17          9.49%
  1997       13.94           0.41              2.27               (0.42)          (2.14)              14.06         22.38
  1996       12.76           0.42              1.44               (0.34)          (0.34)              13.94         15.01
  1995       11.52           0.34              1.34               (0.34)          (0.10)              12.76         15.05
  1994       12.24           0.23             (0.62)              (0.22)          (0.11)              11.52         (3.25)
  1993       11.35           0.25              1.29               (0.26)          (0.39)              12.24         14.49
  1992       10.70           0.52              0.73               (0.53)          (0.07)              11.35         11.64

----------------------
CORE FIXED INCOME FUND
----------------------

  CLASS A
  1998      $10.40         $ 0.61             $0.54              $(0.61)         $(0.02)             $10.92         11.42%
  1997       10.23           0.63              0.33               (0.63)          (0.16)              10.40          9.80
  1996       10.46           0.64             (0.18)              (0.69)             --               10.23          4.51
  1995        9.65           0.65              0.82               (0.66)             --               10.46         15.87
  1994       10.87           0.56             (1.12)              (0.55)          (0.11)               9.65         (5.36)
  1993       10.77           0.60              0.28               (0.60)          (0.18)              10.87          8.58
  1992       10.30           0.69              0.49               (0.69)          (0.02)              10.77         11.91




                                                                          RATIO OF NET
                                                             RATIO OF      INVESTMENT
                                          RATIO OF NET       EXPENSES      INCOME (LOSS)
                             RATIO OF      INVESTMENT       TO AVERAGE      TO AVERAGE
           NET ASSETS       EXPENSES         INCOME         NET ASSETS      NET ASSETS     PORTFOLIO
             END OF        TO AVERAGE      TO AVERAGE      (EXCLUDING      (EXCLUDING      TURNOVER
          PERIOD (000)     NET ASSETS      NET ASSETS       WAIVERS)       WAIVERS)         RATE
-----------------------------------------------------------------------------------------------------

-------------------------
CAPITAL APPRECIATION FUND
-------------------------

  CLASS A
  1998      $  118,741         0.84%           1.03%          0.89%            0.98%        238%
  1997         164,238         0.84            1.20           0.89             1.15         178
  1996         236,581         0.84            1.20           0.86             1.18         153
  1995         310,693         0.84            1.39           0.89             1.34         107
  1994         729,100         0.79            1.45           0.84             1.40         109
  1993         776,745         0.75            2.06           0.84             1.97         119
  1992         536,028         0.75            2.12           0.88             1.99          84

------------------
EQUITY INCOME FUND
------------------

  CLASS A
  1998      $  116,576         0.85%           1.85%          0.90%            1.80%         66%
  1997         173,766         0.85            2.38           0.90             2.33          40
  1996         202,823         0.83            3.00           0.86             2.97          43
  1995         250,609         0.82            3.72           0.88             3.66          47
  1994         418,207         0.78            3.68           0.84             3.62          28
  1993         337,939         0.75            3.73           0.85             3.63          39
  1992         178,756         0.75            4.15           0.87             4.03          18

-------------
BALANCED FUND
-------------

  CLASS A
  1998      $   56,256         0.75%           2.90%          0.80%            2.85%        183%
  1997          51,195         0.75            3.15           0.81             3.09         197
  1996          57,915         0.75            2.98           0.84             2.89         143
  1995          70,464         0.75            2.92           0.90             2.77         159
  1994          65,480         0.75            2.05           0.91             1.89         149
  1993          33,807         0.75            2.24           0.94             2.05         109
  1992           5,974         0.75            4.83           1.12             4.46         101

----------------------
CORE FIXED INCOME FUND
----------------------

  CLASS A
  1998      $1,465,285         0.60%           5.77%          0.60%            5.77%        344%
  1997       1,063,335         0.60            6.17           0.61             6.16         216
  1996         655,300         0.57            6.24           0.64             6.17         311
  1995         419,959         0.55            6.60           0.68             6.47         294
  1994         311,955         0.55            5.57           0.62             5.50         370
  1993         295,798         0.55            5.63           0.66             5.52          35
  1992         213,632         0.55            6.71           0.68             6.58          39

                                                                              73

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
SEI INSTITUTIONAL MANAGED TRUST -- FOR THE PERIODS ENDED SEPTEMBER 30.

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                               NET
                                             REALIZED
                                               AND                            DISTRIBUTIONS
           NET ASSET                        UNREALIZED         DIVIDENDS          FROM
             VALUE,           NET             GAINS             FROM NET        REALIZED            NET ASSET
           BEGINNING       INVESTMENT        (LOSSES)          INVESTMENT        CAPITAL           VALUE, END       TOTAL
           OF PERIOD         INCOME        ON SECURITIES          INCOME          GAINS             OF PERIOD      RETURN
----------------------------------------------------------------------------------------------------------------------------

--------------------
HIGH YIELD BOND FUND
--------------------

  CLASS A
  1998      $11.66          $1.04            $(0.75)             $(1.04)         $(0.10)             $10.81          2.25%
  1997       11.14           1.04              0.57               (1.04)          (0.05)              11.66         15.30
  1996       10.64           0.94              0.62               (1.03)          (0.03)              11.14         15.46
  1995(6)    10.00           0.67              0.55               (0.58)             --               10.64         17.72


                                                                         RATIO OF NET
                                           RATIO OF NET     RATIO OF       INVESTMENT
                                            INVESTMENT      EXPENSES      INCOME (LOSS)
                             RATIO OF         INCOME       TO AVERAGE      TO AVERAGE
            NET ASSETS       EXPENSES         (LOSS)       NET ASSETS      NET ASSETS       PORTFOLIO
              END OF        TO AVERAGE      TO AVERAGE     (EXCLUDING      (EXCLUDING       TURNOVER
           PERIOD (000)     NET ASSETS      NET ASSETS       WAIVERS)       WAIVERS)           RATE
-----------------------------------------------------------------------------------------------------


--------------------
HIGH YIELD BOND FUND
--------------------

  CLASS A
  1998      $  314,937         0.85%           8.94%          0.89%            8.90%           56%
  1997         236,457         0.86            9.33           0.91             9.28            68
  1996         107,545         0.87            9.01           0.94             8.94            55
  1995(6)       23,724         0.67           10.02           0.86             9.83            56

1 MID-CAP CLASS A SHARES WERE OFFERED BEGINNING FEBRUARY 16, 1993. ALL RATIOS
  INCLUDING TOTAL RETURN FOR THAT PERIOD HAVE BEEN ANNUALIZED.
2 SMALL CAP GROWTH CLASS A SHARES WERE OFFERED BEGINNING APRIL 20, 1992. ALL
  RATIOS INCLUDING TOTAL RETURN FOR THAT PERIOD HAVE BEEN ANNUALIZED.
3 SMALL CAP GROWTH CLASS D SHARES WERE OFFERED MAY 2, 1994. ALL RATIOS
  INCLUDING TOTAL RETURN FOR THAT PERIOD HAVE BEEN ANNUALIZED.
4 LARGE CAP GROWTH SHARES WERE OFFERED BEGINNING DECEMBER 20, 1994. ALL
  RATIOS INCLUDING TOTAL RETURN FOR THAT PERIOD HAVE BEEN ANNUALIZED.
5 SMALL CAP VALUE SHARES WERE OFFERED BEGINNING DECEMBER 20, 1994. ALL RATIOS
  INCLUDING TOTAL RETURN FOR THAT PERIOD HAVE BEEN ANNUALIZED.
6 HIGH YIELD BOND SHARES WERE OFFERED BEGINNING JANUARY 11, 1995. ALL RATIOS
  INCLUDING TOTAL RETURN FOR THAT PERIOD HAVE BEEN ANNUALIZED.
7 TAX MANAGED LARGE CAP CLASS A SHARES WERE OFFERED BEGINNING MARCH 4, 1998.
  ALL RATIOS HAVE BEEN ANNUALIZED.
* SALES LOAD IS NOT REFLECTED IN TOTAL RETURN.

AMOUNTS DESIGNATED AS "--" ARE ZERO OR HAVE BEEN ROUNDED TO ZERO.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
SEI INSTITUTIONAL MANAGED TRUST -- SEPTEMBER 30, 1998


1.    ORGANIZATION
     SEI Institutional Managed Trust (the "Trust") is organized as a Massachusetts Business Trust under a Declaration of Trust dated October 20, 1986. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end investment company with eleven diversified Funds (the "Funds"): Large Cap Value, Large Cap Growth, Tax Managed Large Cap, Small Cap Value, Small Cap Growth, Mid-Cap, Capital Appreciation, Equity Income, Balanced, Core Fixed Income, and High Yield Bond. The Trust is registered to offer Class A shares of the Large Cap Value, Large Cap Growth, Small Cap Value, Small Cap Growth, Mid-Cap, Capital Appreciation, Equity Income, Balanced, Core Fixed Income, and High Yield Bond Funds and Class D shares of the Small Cap Growth Fund. The Funds' prospectus provides a description of each Funds' investment objective, policies, and strategies.

2.    SIGNIFICANT ACCOUNTING POLICIES
     The following is a summary of the significant accounting policies followed by the Trust. The preparation of financial statements in conformity with generally accepted accounting principles requires the use of management estimates. Actual results could differ from the estimates.
     SECURITY VALUATION--Investments in equity securities which are traded on a national securities exchange (or reported on NASDAQ national market system) are stated at the last quoted sales price if readily available for such equity securities on each business day; other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price. Debt obligations with remaining maturities in excess of sixty days are valued at the most recently quoted bid price. Debt obligations with remaining maturities of sixty days or less are valued at their amortized cost which approximates market value. Securities for which quotations are not readily available are valued at fair value using methods determined in good faith under general Trustee supervision.
     FEDERAL INCOME TAXES--It is each Fund's intention to qualify as a regulated investment company for Federal income tax purposes and distribute all of its taxable income (including net capital gains). Accordingly, no provision for Federal income taxes is required.
     NET ASSET VALUE PER SHARE--Net asset value per share is calculated on a daily basis by dividing the assets of each Fund less its liabilities by the number of outstanding shares of the Fund.
     REPURCHASE AGREEMENTS--Securities pledged as collateral for repurchase agreements are held by each Fund's custodian bank until maturity of the repurchase agreement. The Funds also invest in tri-party repurchase agreements. Securities held as collateral for tri-party repurchase agreements are maintained by the broker's custodian bank in a segregated account until maturity of the repurchase agreement. Provisions of the repurchase agreement and procedures adopted by the Manager and the Advisers of the Trust require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters into an insolvency proceeding, realization of the collateral by the Funds may be delayed or limited.
     DISCOUNT AND PREMIUM AMORTIZATION--Amortization and accretion is calculated using the effective interest method over the holding period of the security. Amortization of premiums and discounts is included in interest income.
     EXPENSES--Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses of the Funds are prorated to the Funds on the basis of relative net assets.
     CLASSES--Class-specific expenses are borne by that class of shares. Income, realized and unrealized gains/losses and non class-specific expenses are allocated to the respective classes on the basis of relative daily net assets.
     FUTURES CONTRACTS--The Large Cap Growth, Large Cap Value, Tax Managed Large Cap, Small Cap Value, Small Cap Growth, Capital Appreciation and Equity Income Funds utilized S&P 500 Index futures contracts and the Core Fixed Income Fund utilized U.S. Long T-Bond futures contracts during the period ended September 30, 1998 . The Funds' investment in S&P 500 Index futures contracts is designed to enable the Funds to more closely approximate the performance of their benchmark indices. The Core Fixed

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NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
SEI INSTITUTIONAL MANAGED TRUST -- SEPTEMBER 30, 1998

     Income Fund's use of futures contracts is primarily for tactical hedging purposes. Initial margin deposits of cash or securities are made upon entering into futures contracts. The contracts are marked to market daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized losses or gains are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the contract.
     Risks related to futures contracts include the possibility that there may not be a liquid market for the contracts, that changes in the values of the contract may not directly correlate with changes in the values of the underlying securities, and that the counterparty to a contract may default on its obligation to perform. Futures contracts involve risk of loss in excess of the amounts recognized in the Statement of Net Assets to the extent of the contract amounts.
     OPTION SELLING/PURCHASING -- Each Fund may invest in financial options contracts solely for the purpose of hedging its existing fund securities, or securities that the Fund intends to purchase, against fluctuations in fair value caused by changes in prevailing market interest rates. When the Fund sells or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss on investment transactions.
     TBA AND OTHER PURCHASE COMMITMENTS -- The Funds may enter into purchase commitments to purchase securities for a fixed price at a future date. Purchase commitments may be considered securities and involve a risk of loss if the value of the security to be purchased declines prior to settlement date, which risk is in addition to the risk of decline in the value of a Fund's other assets. Unsettled purchase commitments are valued at the current market value of the underlying securities, according to the procedures described under "Security Valuation" above.
     STRUCTURED NOTES AND INDEXED NOTES--The Core Fixed Income Fund may invest in structured notes and indexed notes whose values are linked either directly or inversely to changes in foreign currency exchange rates, interest rates, indices, or other reference instruments. The values of these instruments may be more volatile than the rates, indices or instruments to which they refer, but any loss is limited to the amount of the original investment.
     DISTRIBUTIONS -- Distributions from net investment income and net realized capital gains are determined in accordance with U.S. Federal income tax regulations, which may differ from those amounts determined under generally accepted accounting principles. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in-capital in the period that the difference arises.
     The reclassifications were as follows:

                                ACCUMULATED  UNDISTRIBUTED
                       PAID-IN-   REALIZED     INVESTMENT
                       CAPITAL  GAIN (LOSS)  INCOME (LOSS)
                        (000)      (000)         (000)
                      -------   -----------  -------------
Large Cap Value       $13,716   $ (11,965)     $(1,751)
Large Cap Growth        5,216      (5,109)        (107)
Tax Managed Large Cap      --          --           --
Small Cap Value            --          15          (15)
Small Cap Growth        1,471      (4,771)       3,300
Mid-Cap                    --          25          (25)
Capital Appreciation       --          --           --
Equity Income              --         (16)          16
Balanced                   --          --           --
Core Fixed Income          --         (31)          31
High Yield Bond            --        (115)         115

     The Large Cap Value and Large Cap Growth Funds utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.
     These reclassifications have no effect on net assets or net asset values per share.

--------------------------------------------------------------------------------

     OTHER--Security transactions are recorded on the trade date of the security purchase or sale. Costs used in determining net realized capital gains and losses on the sale of securities are those of the specific securities sold. Dividend income is recognized on the ex-dividend date, and interest income is recognized using the accrual basis of accounting.
     The market values of the Core Fixed Income Fund's investments will change in response to interest rate changes and other factors. During periods of falling interest rates, the values of fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Changes by recognized rating agencies in the ratings of any fixed income security and in the ability of an issuer to make payments of interest and principal may also affect the value of these investments.

3.    MANAGEMENT, INVESTMENT ADVISORY, AND DISTRIBUTION AGREEMENTS
     The Trust and SEI Investments Fund Management (the "Manager"), are parties to a management agreement (the "Agreement") dated January 22, 1987. Under this Agreement, the Manager provides management, administrative, and shareholder servicing for an annual fee of .35% of the average daily net assets of the Large Cap Value, Large Cap Growth, Tax Managed Large Cap, Small Cap Value, Small Cap Growth, Mid-Cap, Capital Appreciation, Equity Income, Balanced, and High Yield Bond Funds; and .28% of the average daily net assets of the Core Fixed Income Fund. The Manager has agreed to waive all or a portion of its fee in order to limit the operating expenses of a Fund. Any such waiver is voluntary and may be terminated at any time at the Manager's sole discretion.
     SEI Investments Management Corporation ("SIMC") serves as investment adviser to each Fund. In connection with serving as investment adviser, SIMC is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of .35% of the Large Cap Value Fund's average daily net assets, at an annual rate of .40% of the Large Cap Growth, Tax Managed Large Cap, Mid-Cap, Capital Appreciation, Equity Income and Balanced Funds' average daily net assets, at an annual rate of .65% of the Small Cap Value and Small Cap Growth Funds' average daily net assets, at an annual rate of .275% of the Core Fixed Income Fund's average daily net assets and .4875% of the High Yield Bond Fund's average daily net assets. The adviser has voluntarily agreed to waive a portion of its fee in an amount equal to .05% of the average daily net assets of the Large Cap Growth, Tax Managed Large Cap, Capital Appreciation, Equity Income, and Balanced Funds.
     Mellon Equity Associates, LLC, LSV Asset Management and Sanford C. Bernstein & Co., Inc. each serve as an investment sub-adviser to a portion of the assets of the Large Cap Value Fund and are party to investment sub-advisory agreements with the Trust and SIMC dated December 16, 1994, March 31, 1995 and December 15, 1997, respectively. Under the investment sub-advisory agreements, each party receives an annual fee, paid by SIMC.
     Alliance Capital Management L.P., Provident Investment Counsel, Inc., and Trust Company of the West each serve as an investment sub-adviser to a portion of the assets of the Large Cap Growth Fund and are party to investment sub-advisory agreements with the Trust and SIMC dated December 16, 1994, May 1, 1996 and September 18, 1998, respectively. Under the investment sub-advisory agreements, each party receives an annual fee, paid by SIMC.
     Alliance Capital Management L.P., Mellon Equity Associates, LLC and Sanford
C. Bernstein & Co. each serve as an investment sub-adviser to a portion of the assets of the Tax Managed Large Cap Fund and are party to investment sub-advisory agreements with the Trust and SIMC dated February 23, 1998. Under the investment sub-advisory agreements, each party receives an annual fee, paid by SIMC.

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
SEI INSTITUTIONAL MANAGED TRUST -- SEPTEMBER 30, 1998

     LSV Asset Management L.P., 1838 Investment Advisors, L.P., Boston Partners Asset Management, L.P. and Mellon Equity Associates, LLC each serve as an investment sub-adviser to a portion of the assets of the Small Cap Value Fund and are party to investment sub-advisory agreements with the Trust and SIMC dated May 30, 1997, December 18, 1994, November 13, 1995 and September 21, 1998, respectively. Under the investment sub-advisory agreements, each party receives an annual fee, paid by SIMC.
     Nicholas-Applegate Capital Management, Inc., Wall Street Associates, Furman Selz Capital Management, LLC and Robertson Stephens Investment Management, each serve as an investment sub-adviser to a portion of the assets of the Small Cap Growth Fund and are party to investment sub-advisory agreements with the Trust and SIMC dated August 11, 1995, August 11, 1995, August 11, 1995 and March 24, 1998, respectively. Under the investment sub-advisory agreements, each party receives an annual fee, paid by SIMC.
     Martingale Asset Management, L.P. serves as investment sub-adviser to the Mid-Cap Fund and is party to an investment sub-advisory agreement with the Trust and SIMC dated August 14, 1995. Under the investment sub-advisory agreement, Martingale Asset Management, L.P. receives an annual fee, paid by SIMC.
     HighMark Capital Management, Inc. (formerly Pacific Alliance Capital Management) serves as investment sub-adviser to the Equity Income Fund and is party to an investment sub-advisory agreement with the Trust and SIMC dated April 1, 1996. Under the investment sub-advisory agreement, HighMark Capital Management receives an annual fee, paid by SIMC.
     STI Capital Management, N.A. ("STI") serves as investment sub-adviser to the Capital Appreciation and Balanced Funds and is party to an investment sub-advisory agreement with the Trust and SIMC dated July 10, 1995. Under the investment sub-advisory agreement, STI receives an annual fee for each Fund, paid by SIMC.
     Western Asset Management Company, BlackRock Financial Management, Inc., and Firstar Investment Research & Management Company each serve as an investment sub-adviser to a portion of the assets of the Core Fixed Income Fund and are parties to investment sub-advisory agreements with the Trust and SIMC dated November 13, 1995, January 2, 1996, and November 13, 1995, respectively. Under the investment sub-advisory agreements, each party receives an annual fee, paid by SIMC.
     BEA Associates serves as investment sub-adviser to the High Yield Bond Fund and is a party to an investment sub-advisory agreement with the Trust and SIMC dated August 11, 1995. Under the investment sub-advisory agreement, BEA Associates receives an annual fee, paid by SIMC.
     SEI Investments Distribution Co. (the "Distributor"), a wholly-owned subsidiary of SEI, serves as each Fund's distributor pursuant to a distribution agreement with the Trust. The Trust has adopted a shareholder servicing plan for Class A shares (the "Class A Plan") under which a shareholder servicing fee of up to .25% of average daily net assets attributable to Class A shares will be paid to the Distributor.
     The Trust has adopted a distribution plan for its Class D shares (the "Class D Plan") pursuant to which a 12b-1 fee of up to .30% of the average daily net assets attributable to the Class D shares will be paid to the Distributor. This payment may be used to compensate financial institutions that provide distribution-related services to their customers. Under both the Class A Plan and the Class D Plan, the Distributor may retain as profit any difference between the fee it receives and the amount it pays to third parties.
     The Distribution Agreement between the Distributor and the Trust provides that the Distributor may receive compensation on fund transactions effected for the Trust in accordance with the rules of the Securities and Exchange Commission ("SEC"). Accordingly, it is expected that fund transactions may result in brokerage commissions being paid to the Distributor. The SEC rules require that such commissions not exceed usual and customary commissions.

4.    TRANSACTIONS WITH AFFILIATES
     Certain officers and/or trustees of the Trust are also officers of the Manager. The Trust pays each unaffiliated Trustee an annual fee for attendance of quarterly, interim and committee meetings. Compensation of officers and affiliated Trustees of the Trust is paid by the Manager.

--------------------------------------------------------------------------------

     Each of the Funds also used the Distributor as an agent in placing repurchase agreements. For this service the Distributor retains a portion of the interest earned as a commission. Aggregate commissions paid by the Trust for repurchase agreements placed during the period ended September 30, 1998 were $173,993.

5.    INVESTMENT TRANSACTIONS
     The cost of security purchases and proceeds from the sale of securities, other than temporary cash investments during the period ended September 30, 1998 were as follows:
                                   PURCHASES
                                   ---------
                      U.S. GOV'T.   OTHER       TOTAL
                        (000)       (000)       (000)
                     ------------ ---------- ----------
Large Cap Value      $         -- $1,462,620 $1,462,620
Large Cap Growth               --  1,366,241  1,366,241
Tax Managed Large Cap          --    185,755    185,755
Small Cap Value                --    454,728    454,728
Small Cap Growth               --    814,050    814,050
Mid-Cap                        --     48,000     48,000
Capital Appreciation           --    304,415    304,415
Equity Income                  --     90,860     90,860
Balanced                   18,847     70,336     89,183
Core Fixed Income       3,995,299    271,177  4,266,476
High Yield Bond                --    228,189    228,189

                                     SALES
                                     -----
                      U.S. GOV'T.   OTHER       TOTAL
                        (000)       (000)       (000)
                     ------------ ---------- ----------
Large Cap Value      $         --   $882,680 $  882,680
Large Cap Growth               --    882,270    882,270
Tax Managed Large Cap          --      9,915      9,915
Small Cap Value                --    295,605    295,605
Small Cap Growth               --    690,837    690,837
Mid-Cap                        --     39,499     39,499
Capital Appreciation           --    365,913    365,913
Equity Income                  --    151,187    151,187
Balanced                   16,145     75,714     91,859
Core Fixed Income       3,738,097    223,828  3,961,925
High Yield Bond                --    142,956    142,956

     At September 30, 1998, the total cost of securities and the net realized gains or losses on securities sold for Federal income tax purposes was not materially different from amounts reported for financial reporting purposes. The aggregate gross unrealized appreciation and depreciation on investments at September 30, 1998 is as follows:

                                                   NET
                                                UNREALIZED
                     APPRECIATED  DEPRECIATED  APPRECIATION
                     SECURITIES   SECURITIES   DEPRECIATION
                        (000)       (000)         (000)
                     ----------  ----------    ------------
Large Cap Value      $158,832    $ (138,656)    $ 20,176
Large Cap Growth      347,484       (60,569)     286,915
Tax Managed
  Large Cap             7,080       (19,191)     (12,111)
Small Cap Value        40,484       (56,525)     (16,041)
Small Cap Growth       64,258       (85,914)     (21,656)
Mid-Cap                 4,344        (6,571)      (2,227)
Capital Appreciation   20,619       (10,280)      10,339
Equity Income          26,243        (2,549)      23,694
Balanced                5,680        (2,613)       3,067
Core Fixed Income      60,872        (8,343)      52,529
High Yield Bond         7,852       (19,739)     (11,887)

6.    FUTURES CONTRACTS

     The following Funds had futures contracts open as of September 30, 1998:

                                                UNREALIZED
  CONTRACT    NUMBER OF   TRADE   SETTLEMENT   GAIN/(LOSS)
DESCRIPTION   CONTRACTS   PRICE      MONTH       (000)
-----------   ---------   -----   ----------   ----------
Large Cap Value

S&P 500          42       982.64 December 1998  $   455
S&P 500           4     1,059.04 December 1998      (33)
S&P 500           7     1,046.04 December 1998      (35)
                                                -------
                                                $   387
                                                =======

Large Cap Growth

S&P  500          4       993.04 December 1998  $    33
S&P  500        161       982.64 December 1998    1,745
S&P  500          9       993.04 December 1998       97
S&P  500          5     1,029.04 December 1998       (4)
S&P  500         24     1,029.54 December 1998      (21)
                                                -------
                                                $ 1,850
                                                =======

Tax Managed Large Cap

S&P  500         22       982.64 December 1998  $   239
S&P  500          1     1,005.04 December 1998        5
S&P  500          2     1,060.04 December 1998      (17)
S&P  500          3     1,046.04 December 1998      (15)
                                                -------
                                                $   212
                                                =======

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
SEI INSTITUTIONAL MANAGED TRUST -- SEPTEMBER 30, 1998


                                                  UNREALIZED
  CONTRACT     NUMBER OF     TRADE   SETTLEMENT   GAIN/(LOSS)
DESCRIPTION    CONTRACTS     PRICE     MONTH        (000)
-----------    ----------    -----   ----------   ----------
Small Cap Value

S&P  500             16      982.64 December 1998  $   174
S&P  500             65      982.59 December 1998      705
S&P  500              3    1,071.54 December 1998      (34)
S&P  500              2    1,040.04 December 1998       (7)
S&P  500              2    1,046.04 December 1998      (10)
                                                   -------
                                                   $   828
                                                   =======

Small Cap Growth

S&P  500             82      982.64 December 1998  $   889
S&P  500              2    1,059.04 December 1998      (17)
S&P  500              3    1,046.04 December 1998      (15)
                                                   -------
                                                   $   857
                                                   =======
Capital Appreciation

S&P  500             28      982.64 December 1998  $   304
                                                   =======
Equity Income

S&P  500             37      982.64 December 1998  $   401
                                                   =======
Core Fixed Income

U.S. 5 Year Note    (35)     110.96 December 1998  $  (140)
U.S. 5 Year Note    (57)     111.90 December 1998     (174)
U.S. 5 Year Note     79      114.37 December 1998       46
U.S. 5 Year Note    682      114.93 December 1998       13

U.S. 10 Year Note   (25)     115.60 December 1998     (145)
U.S. 10 Year Note   (30)     115.42 December 1998     (181)
U.S. 10 Year Note   (40)     115.56 December 1998     (235)
U.S. 10 Year Note  (125)     117.52 December 1998     (490)

U.S. 30-Year T Bond (17)     125.98 December 1998      (93)
U.S. 30-Year T Bond  (5)     131.09 December 1998      (2)
U.S. 30-Year T Bond(163)     130.75 December 1998     (117)
                                                   -------
                                                   $(1,518)
                                                   =======

NOTICE TO SHAREHOLDERS
--------------------------------------------------------------------------------
SEI INSTITUTIONAL MANAGED TRUST -- SEPTEMBER 30, 1998  (UNAUDITED)


For shareholders that do not have a September 30, 1998 taxable year end, this notice is for informational purposes only. For shareholders with a September 30, 1998 taxable year end, please consult your tax advisor as to the pertinence of this notice.

For the fiscal year ended September 30, 1998 the funds of the SEI Institutional Managed Trust are designating long and mid term capital gains and qualifying dividend income with regard to distributions paid during the year as follows:

                                           (A)                 (B)                  (C)
                                        LONG TERM           MID TERM             ORDINARY
                                      CAPITAL GAINS          INCOME               INCOME                   TOTAL
                                      DISTRIBUTIONS       DISTRIBUTIONS        DISTRIBUTIONS           DISTRIBUTIONS
     FUND                              (TAX BASIS)         (TAX BASIS)          (TAX BASIS)             (TAX BASIS)
     --------                      ----------------       -------------        -------------           -------------
     Large Cap Value                       26%                 20%                  54%                    100%
     Large Cap Growth                      49%                 30%                  21%                    100%
     Tax Managed Large Cap                 0%                  0%                  100%                    100%
     Small Cap Value                       18%                 16%                  66%                    100%
     Small Cap Growth                      57%                 43%                  0%                     100%
     Mid-Cap                               27%                 22%                  51%                    100%
     Capital Appreciation                  16%                 20%                  64%                    100%
     Equity Income                         41%                 32%                  27%                    100%
     Balanced                              12%                 18%                  70%                    100%
     Core Fixed Income                     0%                  0%                  100%                    100%
     High Yield Bond                       4%                  0%                   96%                    100%

                                           (D)
                                       QUALIFYING
     FUND                             DIVIDENDS (1)
     --------                         -------------
     Large Cap Value                       59%
     Large Cap Growth                      47%
     Tax Managed Large Cap                 64%
     Small Cap Value                       24%
     Small Cap Growth                      0%
     Mid-Cap                               57%
     Capital Appreciation                  5%
     Equity Income                         54%
     Balanced                              5%
     Core Fixed Income                     0%
     High Yield Bond                       0%

(1) Qualifying dividends represent dividends which qualify for the corporate dividends received deduction. * Items (A), (B) and (C) are based on the percentage of each fund's total distribution. ** Item (D) is based on the percentage of ordinary income distributions of each fund.

                                      NOTES

                                      NOTES

                                      NOTES

------------------
SEI INSTITUTIONAL
MANAGED TRUST
------------------
------------------
ANNUAL REPORT
------------------
SEPTEMBER 30, 1998

Robert A. Nesher
CHAIRMAN

TRUSTEES
William M. Doran
F. Wendell Gooch
Frank E. Morris
James M. Storey
George J. Sullivan, Jr.

OFFICERS
Edward D. Loughlin
PRESIDENT AND CHIEF EXECUTIVE OFFICER
Joseph M. O'Donnell
VICE PRESIDENT, ASSISTANT SECRETARY
Cynthia M. Parrish
VICE PRESIDENT, ASSISTANT SECRETARY
Todd Cipperman
VICE PRESIDENT, ASSISTANT SECRETARY
Kathy Heilig
VICE PRESIDENT, ASSISTANT SECRETARY
Kathryn L. Stanton
VICE PRESIDENT, ASSISTANT SECRETARY
Sandra K. Orlow
VICE PRESIDENT, ASSISTANT SECRETARY
Kevin P. Robins
VICE PRESIDENT, ASSISTANT SECRETARY
Mark Nagle
CONTROLLER AND CHIEF FINANCIAL OFFICER
Richard W. Grant
SECRETARY

INVESTMENT ADVISER
EQUITY & BALANCED FUNDS
SEI Investments Management Corporation
FIXED INCOME FUNDS
SEI Investments Management Corporation

MANAGER AND SHAREHOLDER SERVICING AGENT
SEI Investments Fund Management

DISTRIBUTOR
SEI Investments Distribution Co.

LEGAL COUNSEL
Morgan, Lewis & Bockius LLP

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP


THIS ANNUAL REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF THE TRUST AND MUST BE PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS. SHARES OF THE SEI FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK. THE SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC), THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THE SHARES INVOLVES RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

FOR MORE INFORMATION
CALL 1[BULLET]800[BULET]DIAL[BULLET]SEI/1[BULLET]800[BULLET]342[BULLET]5734

[LOGO OMITTED]
INVESTMENTS
DISTRIBUTION
CO.
Oaks, PA 19456
800-DIAL-SEI/800-342-5734

SEI-F-087-06